UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08055

     TIAA-CREF MUTUAL FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

TIAA-CREF MUTUAL FUNDS - International Equity Fund

TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.48%

AMUSEMENT AND RECREATION SERVICES - 0.18%
2,300		Nintendo Co Ltd	$668,491
1,100		Oriental Land Co Ltd	65,436
4,100		Sega Sammy Holdings, Inc	95,681
11,400		TABCORP Holdings Ltd	152,100
		TOTAL AMUSEMENT AND RECREATION SERVICES	981,708

APPAREL AND ACCESSORY STORES - 0.02%
1,200		Fast Retailing Co Ltd	93,177
		TOTAL APPAREL AND ACCESSORY STORES	93,177

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
4,000		Asics Corp	44,773
12,000		Mitsubishi Rayon Co Ltd	79,939
3,000		Onward Kashiyama Co Ltd	41,726
500		Shimamura Co Ltd	54,990
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	221,428

AUTO REPAIR, SERVICES AND PARKING - 0.04%
4,200		Aisin Seiki Co Ltd	147,200
2,500		NOK Corp	42,536
3,800		Sumitomo Rubber Industries, Inc	41,631
		TOTAL AUTO REPAIR, SERVICES AND PARKING	231,367

BUSINESS SERVICES - 0.97%
35,645		Adecco S.A.	2,263,105
163		COSCO Pacific Ltd	404
1,500		CSK Holdings Corp	62,882
2,200	*	Elpida Memory, Inc	85,319
41,000		Fujitsu Ltd	273,125
2,100		Konami Corp	56,135
45,000		NEC Corp	241,344
2,500		Nomura Research Institute Ltd	73,617
139		NTT Data Corp	706,560
167		Rakuten, Inc	79,504
2,500		Trend Micro, Inc	68,313
89,490		WPP Group plc	1,355,989
334	*	Yahoo! Japan Corp	115,216
		TOTAL BUSINESS SERVICES	5,381,513

CHEMICALS AND ALLIED PRODUCTS - 12.06%
372	*	Arkema	21,328
27,000		Asahi Kasei Corp	196,589
780,299		Bayer AG.	49,866,421
6,100		Chugai Pharmaceutical Co Ltd	154,260
4,000		CSL Ltd	266,583

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
6,000		Daicel Chemical Industries Ltd	$40,988
313,200		Daiichi Sankyo Co Ltd	9,594,807
14,000		Dainippon Ink and Chemicals, Inc	55,601
5,700		Eisai Co Ltd	273,294
2,300		Hitachi Chemical Co Ltd	54,065
11,000		Kao Corp	322,047
11,650		Kuraray Co Ltd	125,852
6,000		Kyowa Hakko Kogyo Co Ltd	55,499
3,800		Mediceo Paltac Holdings Co Ltd	72,395
25,000		Mitsubishi Chemical Holdings Corp	212,789
8,000		Mitsubishi Gas Chemical Co, Inc	76,714
4,000		Nissan Chemical Industries Ltd	51,663
63,619		Reckitt Benckiser plc	3,312,590
1,600		Santen Pharmaceutical Co Ltd	41,141
20,896		Shin-Etsu Chemical Co Ltd	1,274,968
6,000		Shionogi & Co Ltd	107,943
7,000		Shiseido Co Ltd	142,269
23,000		Showa Denko KK	86,465
33,000		Sumitomo Chemical Co Ltd	249,236
4,000		Taisho Pharmaceutical Co Ltd	73,320
6,000		Taiyo Nippon Sanso Corp	54,175
5,000		Tanabe Seiyaku Co Ltd	68,016
5,000		Tokuyama Corp	87,407
28,000		Toray Industries, Inc	202,444
10,000		Tosoh Corp	51,511
4,000		Zeon Corp	41,310
		TOTAL CHEMICALS AND ALLIED PRODUCTS	67,233,690

COAL MINING - 1.27%
6,604,600	*	China Coal Energy Co	7,058,093
		TOTAL COAL MINING	7,058,093

COMMUNICATIONS - 0.88%
13,657		News Corp (Class B)	335,917
151		Nippon Telegraph & Telephone Corp	798,311
416		NTT DoCoMo, Inc	769,586
156,544		Royal KPN NV	2,438,321
161,000		Singapore Telecommunications Ltd	348,074
62,600		Telstra Corp Ltd	236,028
		TOTAL COMMUNICATIONS	4,926,237

DEPOSITORY INSTITUTIONS - 6.21%
41,700		Australia & New Zealand Banking Group Ltd	1,002,063
6,000		Bank of Kyoto Ltd	68,890
28,950		Commonwealth Bank of Australia	1,177,263
25,256		DBS Group Holdings Ltd	356,246
13,000	v	Fukuoka Financial Group, Inc	104,913
17,200		Hang Seng Bank Ltd	244,346
51,692		Julius Baer Holding AG.	7,053,066
36,300		National Australia Bank Ltd	1,186,562
13,000		Nishi-Nippon City Bank Ltd	57,697
329,817		Nordea Bank AB	5,266,454
56,000		Oversea-Chinese Banking Corp	332,202
3,302		Resona Holdings, Inc	8,882,671

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
6		Sapporo Hokuyo Holdings, Inc	$60,081
27,127		Societe Generale	4,688,040
252		Sumitomo Mitsui Financial Group, Inc	2,288,187
5,000		Suruga Bank Ltd	65,173
25,000		United Overseas Bank Ltd	346,044
41,400		Westpac Banking Corp	882,640
164,775	*	Yes Bank Ltd	530,737
		TOTAL DEPOSITORY INSTITUTIONS	34,593,275

EDUCATIONAL SERVICES - 0.01%
1,400		Benesse Corp	52,037
		TOTAL EDUCATIONAL SERVICES	52,037

ELECTRIC, GAS, AND SANITARY SERVICES - 3.46%
15,000		Chubu Electric Power Co, Inc	515,530
40,500		CLP Holdings Ltd	295,709
3,500		Electric Power Development Co	176,129
541,188		Fortum Oyj	15,781,849
4,000		Hokkaido Electric Power Co, Inc	106,246
17,300		Kansai Electric Power Co, Inc	497,683
8,500		Kyushu Electric Power Co, Inc	241,641
43,000		Osaka Gas Co Ltd	166,760
14,000	*	Sojitz Holdings Corp	58,333
9,600		Tohoku Electric Power Co, Inc	243,585
27,400		Tokyo Electric Power Co, Inc	937,050
50,000		Tokyo Gas Co Ltd	278,768
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	19,299,283

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.39%
3,900		Alps Electric Co Ltd	45,672
5,000		Dainippon Screen Manufacturing Co Ltd	37,805
5,920		Fanuc Ltd	551,107
12,000		Fuji Electric Holdings Co Ltd	55,703
1,334		Hitachi High-Technologies Corp	36,452
174,340		Hoya Corp	5,784,703
2,900		Ibiden Co Ltd	150,365
11,640		Kyocera Corp	1,097,424
44,000		Matsushita Electric Industrial Co Ltd	886,796
6,000		Matsushita Electric Works Ltd	68,788
7,000		Minebea Co Ltd	43,364
43,000		Mitsubishi Electric Corp	442,990
4,600		Murata Manufacturing Co Ltd	335,709
6,890	*	NEC Electronics Corp	166,637
2,300		Nidec Corp	148,337
3,600		Nitto Denko Corp	168,941
5,000		Omron Corp	134,504
3,300		Pioneer Corp	43,126
15,000		Ricoh Co Ltd	337,958
3,270		Rohm Co Ltd	296,642
35,000	*	Sanyo Electric Co Ltd	59,700
23,000		Sharp Corp	443,058
30,730		Sony Corp	1,562,056
3,300		Stanley Electric Co Ltd	67,070
2,000		Taiyo Yuden Co Ltd	41,667

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
2,800		TDK Corp	$242,838
2,500		Ushio, Inc	48,265
4,000		Yaskawa Electric Corp	47,250
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,344,927

ENGINEERING AND MANAGEMENT SERVICES - 0.01%
5,000		JGC Corp	82,060
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	82,060

FABRICATED METAL PRODUCTS - 0.04%
5,900		JS Group Corp	127,923
3,600		Toyo Seikan Kaisha Ltd	72,556
		TOTAL FABRICATED METAL PRODUCTS	200,479

FOOD AND KINDRED PRODUCTS - 3.49%
24,700		Ajinomoto Co, Inc	284,226
8,200		Asahi Breweries Ltd	131,517
69,538		Groupe Danone	11,360,688
6,000		Kaneka Corp	57,230
3,000		Kikkoman Corp	38,442
17,000		Kirin Brewery Co Ltd	245,536
6,000		Meiji Dairies Corp	47,098
10,200		Meiji Seika Kaisha Ltd	47,347
4,000		Nippon Meat Packers, Inc	48,914
4,000		Nisshin Seifun Group, Inc	40,699
257,700		Olam International Ltd	519,765
217,302		Sampo Oyj (A Shares)	6,595,201
2,300		Yakult Honsha Co Ltd	58,749
		TOTAL FOOD AND KINDRED PRODUCTS	19,475,412

FOOD STORES - 2.65%
175,642		Carrefour S.A.	12,846,016
25,500		Coles Myer Ltd	335,271
1,400		FamilyMart Co Ltd	38,968
1,400		Lawson, Inc	53,819
18,500		Seven & I Holdings Co Ltd	563,603
42,217		Woolworths Ltd	928,751
		TOTAL FOOD STORES	14,766,428

FURNITURE AND HOME FURNISHINGS STORES - 0.03%
1,800		Yamada Denki Co Ltd	167,719
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	167,719

GENERAL BUILDING CONTRACTORS - 0.45%
12,000		Daiwa House Industry Co Ltd	196,843
96,887		Fletcher Building Ltd	761,326
16,000	*	Haseko Corp	58,384
19,000		Kajima Corp	97,064
14,000		Obayashi Corp	90,292
2,962,884		Shanghai Forte Land Co	1,239,986
21,000		Taisei Corp	77,877
		TOTAL GENERAL BUILDING CONTRACTORS	2,521,772

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.19%
14,300		Aeon Co Ltd	$285,175
5,000		Daimaru, Inc	64,791
4,100		Isetan Co Ltd	71,499
12,000		Keio Corp	83,401
35,000		Kintetsu Corp	110,192
6,900		Marui Co Ltd	84,610
8,000		Mitsukoshi Ltd	36,728
6,000		Takashimaya Co Ltd	73,880
23,000		Tokyu Corp	179,175
4,000		UNY Co Ltd	54,888
		TOTAL GENERAL MERCHANDISE STORES	1,044,339

HEAVY CONSTRUCTION, EXCEPT BUILDING - 3.97%
3,000		Chiyoda Corp	65,810
142,180		Vinci S.A.	22,035,725
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	22,101,535

HOLDING AND OTHER INVESTMENT OFFICES - 5.70%
1,885,833		Ashmore Group plc	10,752,703
434,338		GEA Group AG.	12,021,912
42,300		GPT Group	169,071
7		Japan Retail Fund Investment Corp	68,907
12,600		JFE Holdings, Inc	745,265
669,672		Man Group plc	7,313,851
10		Nippon Building Fund, Inc	165,479
33,273		Noble Group Ltd	32,897
5		Nomura Real Estate Office Fund, Inc	64,070
16,700	*	Softbank Corp	429,404
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,763,559

HOTELS AND OTHER LODGING PLACES - 4.46%
259,898		Accor S.A.	24,837,498
24,800	*	Shanghai Jin Jiang International Hotels Group Co Ltd	14,442
		TOTAL HOTELS AND OTHER LODGING PLACES	24,851,940

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.47%
7,000		Amada Co Ltd	80,015
34,933	*	Brambles Ltd	384,677
48,260		Canon, Inc	2,592,378
5,000		Casio Computer Co Ltd	109,470
7,900		Citizen Watch Co Ltd	74,146
5,100		Daikin Industries Ltd	177,444
25,770		FUJIFILM Holdings Corp	1,054,068
2,200		Hitachi Construction Machinery Co Ltd	59,555
26,000		Ishikawajima-Harima Heavy Industries Co Ltd	108,113
6,000		Japan Steel Works Ltd	72,149
57,940		Komatsu Ltd	1,219,375
27,075		Krones AG.	5,316,695
24,000		Kubota Corp	210,387
2,500		Kurita Water Industries Ltd	60,463
2,400		Makita Corp	89,002
72,000		Mitsubishi Heavy Industries Ltd	465,580
34,000		Mitsui & Co Ltd	634,759
15,000		Mitsui Engineering & Shipbuilding Co Ltd	63,518

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
53,700		Modec, Inc	$1,522,047
8,000		NTN Corp	69,246
99,925		Rheinmetall AG.	9,263,809
3,000		Seiko Epson Corp	88,340
34,400		Sumitomo Heavy Industries Ltd	342,716
2,700		THK Co Ltd	63,582
3,700		Tokyo Electron Ltd	258,724
65,000		Toshiba Corp	434,106
4,800		Yokogawa Electric Corp	73,564
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,887,928

INSTRUMENTS AND RELATED PRODUCTS - 2.92%
800		Keyence Corp	180,516
6,000		Nikon Corp	126,527
7,500		Nippon Electric Glass Co Ltd	131,428
5,000		Olympus Corp	170,995
133,557		Phonak Holding AG.	10,221,620
76,810		Tecan Group AG.	5,461,370
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,292,456

INSURANCE AGENTS, BROKERS AND SERVICE - 0.12%
17,500		QBE Insurance Group Ltd	446,583
12,150		Suncorp-Metway Ltd	204,476
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	651,059

INSURANCE CARRIERS - 1.88%
47,804		Admiral Group plc	1,080,874
36,000		Insurance Australia Group Ltd	170,688
15,383		Millea Holdings, Inc	569,161
27,000		Mitsui Sumitomo Insurance Co Ltd	338,875
18,000		Sompo Japan Insurance, Inc	224,389
7,630		T&D Holdings, Inc	526,408
26,272		Zurich Financial Services AG.	7,583,347
		TOTAL INSURANCE CARRIERS	10,493,742

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
9,000		Keihin Electric Express Railway Co Ltd	69,043
17,000		Tobu Railway Co Ltd	81,653
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	150,696

METAL MINING - 2.44%
76,201		BHP Billiton Ltd	1,842,847
44,623		MMC Norilsk Nickel (ADR)	8,478,370
14,780		Newcrest Mining Ltd	284,493
46,734	*	Paladin Resources Ltd	367,916
35,286	*	Polyus Gold (ADR)	1,697,257
10,281		Rio Tinto Ltd	655,570
416		Sumitomo Titanium Corp	46,210
18,575		Zinifex Ltd	237,158
		TOTAL METAL MINING	13,609,821

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
4,600		Namco Bandai Holdings, Inc	71,787
1,200		Sankyo Co Ltd	52,749

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
3,900		Yamaha Corp	$87,042
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	211,578

MISCELLANEOUS RETAIL - 0.20%
48,000		Hutchison Whampoa Ltd	461,663
19,500		Nippon Mining Holdings, Inc	168,292
63,800		Origin Energy Ltd	465,102
500		Ryohin Keikaku Co Ltd	31,611
		TOTAL MISCELLANEOUS RETAIL	1,126,668

MOTION PICTURES - 0.01%
3,100		Toho Co Ltd	60,506
		TOTAL MOTION PICTURES	60,506

NONDEPOSITORY INSTITUTIONS - 4.15%
475,702		Collins Stewart plc	2,382,395
9,700		Credit Saison Co Ltd	319,382
87,858		Deutsche Postbank AG.	7,660,390
124,631		Hypo Real Estate Holding AG.	7,948,121
1,750		Promise Co Ltd	65,937
2,420		Takefuji Corp	97,137
488,003		Tullett Prebon plc	4,638,319
		TOTAL NONDEPOSITORY INSTITUTIONS	23,111,681

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
33,000		Itochu Corp	327,088
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	327,088

OIL AND GAS EXTRACTION - 1.12%
21,500	*	Compagnie Generale de Geophysique S.A.	4,509,144
35		Inpex Holdings, Inc	302,953
11,130		Total S.A.	779,824
19,803		Woodside Petroleum Ltd	632,733
		TOTAL OIL AND GAS EXTRACTION	6,224,654

PAPER AND ALLIED PRODUCTS - 0.03%
16,000		OJI Paper Co Ltd	84,861
900		Uni-Charm Corp	56,976
		TOTAL PAPER AND ALLIED PRODUCTS	141,837

PETROLEUM AND COAL PRODUCTS - 0.50%
81,690		ENI S.p.A.	2,658,289
4,100		Showa Shell Sekiyu KK	50,206
6,000		TonenGeneral Sekiyu KK	67,006
		TOTAL PETROLEUM AND COAL PRODUCTS	2,775,501

PRIMARY METAL INDUSTRIES - 0.72%
7,000		Daido Steel Co Ltd	45,443
6,000		DOWA HOLDINGS CO Ltd	60,998
7,000		Fujikura Ltd	49,364
14,000		Furukawa Electric Co Ltd	85,540
61,000		Kobe Steel Ltd	245,884
21,000		Mitsubishi Materials Corp	99,618
13,000		Mitsui Mining & Smelting Co Ltd	71,376

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
225,900		Nippon Steel Corp	$1,587,281
18,000		Nisshin Steel Co Ltd	77,597
16,200		Sumitomo Electric Industries Ltd	246,354
92,000		Sumitomo Metal Industries Ltd	475,458
51,100		Sumitomo Metal Mining Co Ltd	986,528
		TOTAL PRIMARY METAL INDUSTRIES	4,031,441

PRINTING AND PUBLISHING - 0.06%
14,000		Dai Nippon Printing Co Ltd	220,265
12,000		Toppan Printing Co Ltd	125,255
		TOTAL PRINTING AND PUBLISHING	345,520

RAILROAD TRANSPORTATION - 0.29%
173		East Japan Railway Co	1,347,709
14,000		Odakyu Electric Railway Co Ltd	102,291
38		West Japan Railway Co	175,424
		TOTAL RAILROAD TRANSPORTATION	1,625,424

REAL ESTATE - 7.33%
200,000		Atrium Co Ltd	5,770,536
18		City Developments Ltd	173
2,039		ORIX Corp	531,206
2,994		Risa Partners, Inc	8,841,752
2,871,400	*	Shui On Land Ltd	2,377,674
29,850		Stockland Trust Group	196,836
6,000		Tokyo Tatemono Co Ltd	90,530
1,538,100		Urban Corp	22,593,781
28,471		Westfield Group	473,849
		TOTAL REAL ESTATE	40,876,337

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
13,500		Bridgestone Corp	269,794
10,000		Denki Kagaku Kogyo KK	46,843
14,000		Mitsui Chemicals, Inc	122,369
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	439,006

SECURITY AND COMMODITY BROKERS - 0.39%
28,000		Daiwa Securities Group, Inc	338,119
24,800		Hong Kong Exchanges and Clearing Ltd	241,700
5,439		Macquarie Bank Ltd	364,158
5,000	*	Mitsubishi Securities Co	57,111
18,000		Nikko Cordial Corp	257,077
39,800		Nomura Holdings, Inc	829,167
167		SBI Holdings, Inc	63,348
10,000	*	Shinko Securities Co Ltd	50,662
		TOTAL SECURITY AND COMMODITY BROKERS	2,201,342

SPECIAL TRADE CONTRACTORS - 0.09%
52,900		Takasago Thermal Engineering Co Ltd	478,093
		TOTAL SPECIAL TRADE CONTRACTORS	478,093

STONE, CLAY, AND GLASS PRODUCTS - 5.73%
21,000		Asahi Glass Co Ltd	295,647
18,251		CSR Ltd	50,355

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
31,969	Holcim Ltd	$3,201,767
2,159,000	Nippon Sheet Glass Co Ltd	11,322,658
20,400	Rinker Group Ltd	297,927
5,508,900	Sumitomo Osaka Cement Co Ltd	16,549,140
19,000	Taiheiyo Cement Corp	84,004
6,000	Toto Ltd	60,132
20,000	UBE Industries Ltd	63,476
	TOTAL STONE, CLAY, AND GLASS PRODUCTS	31,925,106

TOBACCO PRODUCTS - 2.28%
2,585	Japan Tobacco, Inc	12,701,247
	TOTAL TOBACCO PRODUCTS	12,701,247

TRANSPORTATION BY AIR - 2.45%
21,000	All Nippon Airways Co Ltd	82,510
183,989	Fraport AG. Frankfurt Airport Services Worldwide	13,439,291
12,000	Singapore Airlines Ltd	131,299
	TOTAL TRANSPORTATION BY AIR	13,653,100

TRANSPORTATION EQUIPMENT - 5.87%
15,090	Denso Corp	560,881
903,856	Fiat S.p.A.	22,783,851
26,000	Hankyu Hanshin Holdings, Inc	157,315
4,200	JTEKT Corp	73,600
29,000	Kawasaki Heavy Industries Ltd	122,802
1,600	Shimano, Inc	49,423
32,670	Siemens AG.	3,492,237
85,330	Toyota Motor Corp	5,467,087
	TOTAL TRANSPORTATION EQUIPMENT	32,707,196

TRANSPORTATION SERVICES - 0.03%
11,747	Toll Holdings Ltd	194,842
	TOTAL TRANSPORTATION SERVICES	194,842

TRUCKING AND WAREHOUSING - 3.14%
569,820	Deutsche Post AG.	17,248,589
5,000	Kamigumi Co Ltd	43,024
17,000	Nippon Express Co Ltd	106,611
7,000	Yamato Transport Co Ltd	112,865
	TOTAL TRUCKING AND WAREHOUSING	17,511,089

WATER TRANSPORTATION - 0.10%
11,000	Kawasaki Kisen Kaisha Ltd	104,362
24,000	Mitsui OSK Lines Ltd	266,395
23,000	Nippon Yusen Kabushiki Kaisha	184,445
	TOTAL WATER TRANSPORTATION	555,202

WHOLESALE TRADE-DURABLE GOODS - 5.12%
497,000	Kloeckner & Co AG.	27,320,095
50,900	Nissan Motor Co Ltd	545,542
23,110	Sumitomo Corp	415,760
8,705	Wesfarmers Ltd	265,882
	TOTAL WHOLESALE TRADE-DURABLE GOODS	28,547,279

TIAA-CREF MUTUAL FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.31%
23,500		Esprit Holdings Ltd	$275,648
45,450		Foster's Group Ltd	251,899
33,000		Marubeni Corp	200,509
30,440		Mitsubishi Corp	706,495
27,000		Nippon Oil Corp	219,043
1,600		Suzuken Co Ltd	56,755
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,710,349

		TOTAL COMMON STOCKS	559,959,766
		(Cost $470,678,119)

		TOTAL PORTFOLIO - 100.48%	559,959,766
		(Cost $470,678,119)

		OTHER ASSETS & LIABILITIES, NET - (0.48%)	(2,675,497)

		NET ASSETS - 100.00%	$557,284,269

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt

TIAA-CREF MUTUAL FUNDS - International Equity Fund

     TIAA-CREF MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2007

		% OF
	VALUE	MARKET VALUE

FOREIGN
AUSTRALIA	$14,460,240	2.58%
FINLAND	22,377,049	4.00
FRANCE	81,078,265	14.48
GERMANY	153,577,561	27.43
HONG KONG	12,209,665	2.18
INDIA	530,737	0.09
ITALY	25,442,139	4.54
JAPAN	162,954,687	29.10
NETHERLANDS	2,438,321	0.43
NEW ZEALAND	761,326	0.14
RUSSIA	10,175,627	1.82
SINGAPORE	2,066,699	0.37
SWEDEN	5,266,454	0.94
SWITZERLAND	35,784,275	6.39
UNITED KINGDOM	30,836,721	5.51

TOTAL FOREIGN	559,959,766	100.00

TOTAL PORTFOLIO	$559,959,766	100.00%

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.33%

AMUSEMENT AND RECREATION SERVICES - 0.54%
145,897	*	Activision, Inc	$2,763,289
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,763,289

APPAREL AND OTHER TEXTILE PRODUCTS - 0.88%
51,715		Polo Ralph Lauren Corp	4,558,677
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,558,677

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.99%
161,617		Lowe's Cos, Inc	5,089,319
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,089,319

BUSINESS SERVICES - 13.76%
256,656	*	Adobe Systems, Inc	10,702,555
14,318	*	Cognizant Technology Solutions Corp (Class A)	1,263,850
195,638	*	eBay, Inc	6,485,400
124,128	*	Electronic Arts, Inc	6,251,086
25,833	*	Google, Inc (Class A)	11,835,647
144,295	*	Juniper Networks, Inc	2,839,726
425,426		Microsoft Corp	11,856,623
61,659		Omnicom Group, Inc	6,312,648
147,400	*	Oracle Corp	2,672,362
344,577	*	Yahoo!, Inc	10,781,814
		TOTAL BUSINESS SERVICES	71,001,711

CHEMICALS AND ALLIED PRODUCTS - 14.57%
216,131		Abbott Laboratories	12,060,110
48,400	*	Amgen, Inc	2,704,592
62,000		Colgate-Palmolive Co	4,140,980
77,713		Eli Lilly & Co	4,173,965
81,878	*	Genentech, Inc	6,723,821
118,553	*	Gilead Sciences, Inc	9,069,305
100,891	*	Keryx Biopharmaceuticals, Inc	1,061,373
70,034		Merck & Co, Inc	3,093,402
159,025		Monsanto Co	8,740,014
45,000		Novartis AG.	2,581,163
90,177		Procter & Gamble Co	5,695,579
34,400		Roche Holding AG.	6,086,491
111,565		Schering-Plough Corp	2,846,023
165,776		Teva Pharmaceutical Industries Ltd (ADR)	6,204,996
		TOTAL CHEMICALS AND ALLIED PRODUCTS	75,181,814

COMMUNICATIONS - 2.85%
99,361		America Movil S.A. de C.V. (ADR) (Series L)	4,748,462
104,278		AT&T, Inc	4,111,682
134,298	*	Comcast Corp (Class A)	3,485,033

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
78,939		Grupo Televisa S.A. (ADR)	$2,352,382
		TOTAL COMMUNICATIONS	14,697,559

DEPOSITORY INSTITUTIONS - 0.69%
103,900		Wells Fargo & Co	3,577,277
		TOTAL DEPOSITORY INSTITUTIONS	3,577,277

ELECTRIC, GAS, AND SANITARY SERVICES - 0.82%
145,839		Fortum Oyj	4,252,883
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,252,883

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.68%
136,822	*	Apple Computer, Inc	12,712,132
630,776	*	Cisco Systems, Inc	16,103,711
134,394		Cooper Industries Ltd (Class A)	6,046,386
203,225		Emerson Electric Co	8,756,965
246,307	*	Marvell Technology Group Ltd	4,140,421
94,700		Maxim Integrated Products, Inc	2,784,180
57,772	*	MEMC Electronic Materials, Inc	3,499,828
171,794		National Semiconductor Corp	4,147,107
103,368	*	Network Appliance, Inc	3,774,999
45,169	*	Nvidia Corp	1,299,964
71,100	*	Polycom, Inc	2,369,763
326,721		Qualcomm, Inc	13,937,918
45,220		Texas Instruments, Inc	1,361,122
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	80,934,496

ENGINEERING AND MANAGEMENT SERVICES - 1.91%
76,782	*	Celgene Corp	4,027,984
37,490		Fluor Corp	3,363,603
64,555		Paychex, Inc	2,444,698
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,836,285

FOOD AND KINDRED PRODUCTS - 2.73%
221,995		PepsiCo, Inc	14,110,002
		TOTAL FOOD AND KINDRED PRODUCTS	14,110,002

FURNITURE AND HOME FURNISHINGS STORES - 0.74%
117,494	*	GameStop Corp (Class A)	3,826,780
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,826,780

GENERAL MERCHANDISE STORES - 2.02%
163,655		Target Corp	9,698,195
15,694		Wal-Mart Stores, Inc	736,833
		TOTAL GENERAL MERCHANDISE STORES	10,435,028

HEALTH SERVICES - 1.78%
64,770		McKesson Corp	3,791,636
74,615	*	Medco Health Solutions, Inc	5,411,826
		TOTAL HEALTH SERVICES	9,203,462

HOLDING AND OTHER INVESTMENT OFFICES - 0.97%
22,141		Alcon, Inc	2,918,627
708		Hugoton Royalty Trust	17,827

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
37,500		iShares Russell 1000 Growth Index Fund	$2,086,875
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,023,329

HOTELS AND OTHER LODGING PLACES - 2.44%
233,348		Hilton Hotels Corp	8,391,194
65,066		Starwood Hotels & Resorts Worldwide, Inc	4,219,530
		TOTAL HOTELS AND OTHER LODGING PLACES	12,610,724

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.49%
38,321	*	Alstom RGPT	4,973,196
85,004	*	Dell, Inc	1,972,943
140,096		General Electric Co	4,953,795
227,519		Hewlett-Packard Co	9,132,613
14,890		International Business Machines Corp	1,403,531
145,409		International Game Technology	5,871,615
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,307,693

INSTRUMENTS AND RELATED PRODUCTS - 3.14%
109,999		Johnson & Johnson	6,628,540
54,251		Medtronic, Inc	2,661,554
81,130	*	Zimmer Holdings, Inc	6,929,313
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,219,407

INSURANCE CARRIERS - 1.91%
89,001		Aetna, Inc	3,897,354
69,261		American International Group, Inc	4,655,724
59,624		Progressive Corp	1,300,996
		TOTAL INSURANCE CARRIERS	9,854,074

LEATHER AND LEATHER PRODUCTS - 1.75%
180,520	*	Coach, Inc	9,035,026
		TOTAL LEATHER AND LEATHER PRODUCTS	9,035,026

METAL MINING - 0.99%
96,531		Anglo American plc	5,085,178
		TOTAL METAL MINING	5,085,178

MISCELLANEOUS RETAIL - 3.19%
91,096		Best Buy Co, Inc	4,438,197
151,100		CVS Corp	5,158,554
265,117		Staples, Inc	6,850,623
		TOTAL MISCELLANEOUS RETAIL	16,447,374

MOTION PICTURES - 0.32%
11,769	*	National CineMedia, Inc	314,232
38,372		Walt Disney Co	1,321,148
		TOTAL MOTION PICTURES	1,635,380

NONDEPOSITORY INSTITUTIONS - 2.03%
185,879		American Express Co	10,483,576
		TOTAL NONDEPOSITORY INSTITUTIONS	10,483,576

OIL AND GAS EXTRACTION - 2.75%
21,457	*	National Oilwell Varco, Inc	1,669,140

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
52,776		Schlumberger Ltd	$3,646,822
161,607		XTO Energy, Inc	8,857,680
		TOTAL OIL AND GAS EXTRACTION	14,173,642

PETROLEUM AND COAL PRODUCTS - 0.88%
29,198		Apache Corp	2,064,299
32,708	*	Suncor Energy, Inc	2,497,256
		TOTAL PETROLEUM AND COAL PRODUCTS	4,561,555

PRIMARY METAL INDUSTRIES - 0.90%
209,417		BHP Billiton plc	4,669,096
		TOTAL PRIMARY METAL INDUSTRIES	4,669,096

RAILROAD TRANSPORTATION - 0.47%
60,965		CSX Corp	2,441,648
		TOTAL RAILROAD TRANSPORTATION	2,441,648

SECURITY AND COMMODITY BROKERS - 4.84%
530,363		Charles Schwab Corp	9,700,339
6,209		Chicago Mercantile Exchange Holdings, Inc	3,306,044
33,212		Goldman Sachs Group, Inc	6,862,596
62,278		Merrill Lynch & Co, Inc	5,086,244
		TOTAL SECURITY AND COMMODITY BROKERS	24,955,223

TOBACCO PRODUCTS - 0.60%
35,211		Altria Group, Inc	3,091,878
		TOTAL TOBACCO PRODUCTS	3,091,878

TRANSPORTATION EQUIPMENT - 5.69%
136,112		Boeing Co	12,101,718
99,518		ITT Industries, Inc	6,002,926
173,155		United Technologies Corp	11,255,075
		TOTAL TRANSPORTATION EQUIPMENT	29,359,719

TRANSPORTATION SERVICES - 0.71%
27,200		CH Robinson Worldwide, Inc	1,298,800
96,200		UTI Worldwide, Inc	2,364,596
		TOTAL TRANSPORTATION SERVICES	3,663,396

TRUCKING AND WAREHOUSING - 0.30%
21,748		United Parcel Service, Inc (Class B)	1,524,535
		TOTAL TRUCKING AND WAREHOUSING	1,524,535

		TOTAL COMMON STOCKS	512,611,035
		(Cost $462,978,613)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.06%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.06%
$ 290,000		Federal Home Loan Bank, 4.900%, 04/02/07	289,882
		TOTAL SHORT-TERM INVESTMENTS	289,882
		(Cost $289,960)

TIAA-CREF MUTUAL FUNDS - Growth Equity Fund

	COMPANY	VALUE

	TOTAL PORTFOLIO - 99.39%	$512,900,917
	(Cost $463,268,573)

	OTHER ASSETS & LIABILITIES, NET - 0.61%	3,154,181

	NET ASSETS - 100.00%	$516,055,098

*	Non-income producing

	ABBREVIATION:
	ADR - American Depositary Receipt

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

TIAA-CREF MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.25%

AMUSEMENT AND RECREATION SERVICES - 1.59%
167,217	*	Activision, Inc	$3,167,090
9,100		Nintendo Co Ltd	2,644,900
70,920	*	Penn National Gaming, Inc	3,008,426
		TOTAL AMUSEMENT AND RECREATION SERVICES	8,820,416

APPAREL AND ACCESSORY STORES - 0.43%
59,567	*	J Crew Group, Inc	2,392,806
		TOTAL APPAREL AND ACCESSORY STORES	2,392,806

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
49,577		Liz Claiborne, Inc	2,124,374
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,124,374

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.37%
55,306		Home Depot, Inc	2,031,942
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,031,942

BUSINESS SERVICES - 5.45%
79,448	*	Adobe Systems, Inc	3,312,982
31,174	*	Akamai Technologies, Inc	1,556,206
189,877	*	BEA Systems, Inc	2,200,674
18,200		Ctrip.com International Ltd (ADR)	1,219,127
9,093	*	Google, Inc (Class A)	4,166,049
70,463	*	Iron Mountain, Inc	1,841,198
376,168		Microsoft Corp	10,483,802
163,211		WPP Group plc	2,473,040
92,241	*	Yahoo!, Inc	2,886,221
		TOTAL BUSINESS SERVICES	30,139,299

CHEMICALS AND ALLIED PRODUCTS - 14.53%
151,419		Abbott Laboratories	8,449,180
68,699		Air Products & Chemicals, Inc	5,080,978
35,766	*	Amgen, Inc	1,998,604
45,570		Bayer AG.	2,912,233
77,788		Bristol-Myers Squibb Co	2,159,395
52,610	*	Chattem, Inc	3,100,833
75,497		Colgate-Palmolive Co	5,042,445
62,623		Du Pont (E.I.) de Nemours & Co	3,095,455
57,636	*	Genzyme Corp	3,459,313
74,163	*	Gilead Sciences, Inc	5,673,469
191,137		Merck & Co, Inc	8,442,521
65,768		Monsanto Co	3,614,609
108,246	*	Mosaic Co	2,885,838
60,617		Novartis AG. (ADR)	3,311,507
30,700		PPG Industries, Inc	2,158,517

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
99,532		Procter & Gamble Co	$6,286,441
198,943		Schering-Plough Corp	5,075,036
90,384		Unilever plc	2,723,063
44,691	*	Vertex Pharmaceuticals, Inc	1,253,136
72,498		Wyeth	3,627,075
		TOTAL CHEMICALS AND ALLIED PRODUCTS	80,349,648

COMMUNICATIONS - 2.74%
49,248		America Movil S.A. de C.V. (ADR) (Series L)	2,353,562
262,965		AT&T, Inc	10,368,710
64,386		Verizon Communications, Inc	2,441,517
		TOTAL COMMUNICATIONS	15,163,789

DEPOSITORY INSTITUTIONS - 9.29%
146,041		Bank of America Corp	7,451,012
149,966		Citigroup, Inc	7,699,254
25,751		First Horizon National Corp	1,069,439
220,853		JPMorgan Chase & Co	10,684,868
92,271		Northern Trust Corp	5,549,178
77,321		SunTrust Banks, Inc	6,420,736
132,961		US Bancorp	4,649,646
228,521		Wells Fargo & Co	7,867,978
		TOTAL DEPOSITORY INSTITUTIONS	51,392,111

EATING AND DRINKING PLACES - 1.52%
25,924	*	Chipotle Mexican Grill, Inc (Class A)	1,609,880
67,887		Darden Restaurants, Inc	2,796,265
88,720		McDonald's Corp	3,996,836
		TOTAL EATING AND DRINKING PLACES	8,402,981

ELECTRIC, GAS, AND SANITARY SERVICES - 2.81%
97,488		American Electric Power Co, Inc	4,752,540
109,166		CMS Energy Corp	1,943,155
60,516		Constellation Energy Group, Inc	5,261,866
115,651		DPL, Inc	3,595,590
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,553,151

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.70%
150,409	*	Agere Systems, Inc	3,402,252
61,823	*	Apple Computer, Inc	5,743,975
116,117	*	Broadcom Corp (Class A)	3,723,872
464,844	*	Cisco Systems, Inc	11,867,467
134,489		Emerson Electric Co	5,795,131
61,075	*	First Solar, Inc	3,176,511
69,624		Gamesa Corp Tecnologica S.A.	2,520,486
155,009		Honeywell International, Inc	7,139,714
267,467		Intel Corp	5,116,644
33,978		L-3 Communications Holdings, Inc	2,972,056
41,500		Maxim Integrated Products, Inc	1,220,100
92,400		Motorola, Inc	1,632,708
65,339	*	Network Appliance, Inc	2,386,180
54,783	*	Nvidia Corp	1,576,655
150,512		Qualcomm, Inc	6,420,842
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	64,694,593

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 3.16%
66,792		Coca-Cola Co	$3,206,016
19,357		Groupe Danone	3,162,427
46,960		Hershey Co	2,566,834
134,415		PepsiCo, Inc	8,543,417
		TOTAL FOOD AND KINDRED PRODUCTS	17,478,694

GENERAL MERCHANDISE STORES - 2.32%
142,637		Saks, Inc	2,972,555
77,445		Target Corp	4,589,391
123,980		TJX Cos, Inc	3,342,501
41,103		Wal-Mart Stores, Inc	1,929,786
		TOTAL GENERAL MERCHANDISE STORES	12,834,233

HEALTH SERVICES - 0.95%
72,091	*	Medco Health Solutions, Inc	5,228,760
		TOTAL HEALTH SERVICES	5,228,760

HOLDING AND OTHER INVESTMENT OFFICES - 0.05%
1,860		SPDR Trust Series 1	264,120
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	264,120

HOTELS AND OTHER LODGING PLACES - 1.37%
42,182		Accor S.A.	4,031,179
59,179		Orient-Express Hotels Ltd (Class A)	3,540,088
		TOTAL HOTELS AND OTHER LODGING PLACES	7,571,267

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.40%
40,756	*	Alstom	5,289,204
40,022		Deere & Co	4,347,990
498,665		General Electric Co	17,632,794
247,042		Hewlett-Packard Co	9,916,266
69,254		International Business Machines Corp	6,527,882
67,900		International Game Technology	2,741,802
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	46,455,938

INSTRUMENTS AND RELATED PRODUCTS - 1.19%
48,609	*	Millipore Corp	3,522,694
65,240	*	Thermo Electron Corp	3,049,970
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,572,664

INSURANCE AGENTS, BROKERS AND SERVICE - 0.91%
52,415		Hartford Financial Services Group, Inc	5,009,826
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,009,826

INSURANCE CARRIERS - 3.58%
110,445		ACE Ltd	6,301,992
56,733		Aflac, Inc	2,669,855
143,660		American International Group, Inc	9,656,825
58,371	*	Employers Holdings, Inc	1,168,587
		TOTAL INSURANCE CARRIERS	19,797,259

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.71%
74,919		Anglo American plc	$3,946,675
		TOTAL METAL MINING	3,946,675

MISCELLANEOUS RETAIL - 0.25%
26,744	*	Nutri/System, Inc	1,401,653
		TOTAL MISCELLANEOUS RETAIL	1,401,653

MOTION PICTURES - 2.99%
75,003	*	DreamWorks Animation SKG, Inc (Class A)	2,293,592
268,542		News Corp (Class A)	6,208,691
101,818		Regal Entertainment Group (Class A)	2,023,124
67,096	*	Viacom, Inc (Class B)	2,758,317
93,878		Walt Disney Co	3,232,220
		TOTAL MOTION PICTURES	16,515,944

NONDEPOSITORY INSTITUTIONS - 2.07%
115,822		American Express Co	6,532,361
90,003		Fannie Mae	4,912,364
		TOTAL NONDEPOSITORY INSTITUTIONS	11,444,725

OIL AND GAS EXTRACTION - 2.72%
55,776	*	Cameron International Corp	3,502,175
71,400	*	Pride International, Inc	2,149,140
102,429		Schlumberger Ltd	7,077,844
48,700		Smith International, Inc	2,340,035
		TOTAL OIL AND GAS EXTRACTION	15,069,194

PETROLEUM AND COAL PRODUCTS - 7.16%
38,502		Cabot Oil & Gas Corp	2,591,955
66,022		Devon Energy Corp	4,570,043
280,053		Exxon Mobil Corp	21,129,999
40,635		Marathon Oil Corp	4,015,957
56,712		Noble Energy, Inc	3,382,871
11,936		Petroleo Brasileiro S.A. (ADR)	1,187,751
38,607		Sunoco, Inc	2,719,477
		TOTAL PETROLEUM AND COAL PRODUCTS	39,598,053

REAL ESTATE - 0.21%
78,600		Urban Corp	1,154,588
		TOTAL REAL ESTATE	1,154,588

SECURITY AND COMMODITY BROKERS - 3.22%
32,183		AllianceBernstein Holding LP	2,848,195
25,205		Bear Stearns Cos, Inc	3,789,572
77,936		Lazard Ltd (Class A)	3,910,828
92,193		Morgan Stanley	7,261,121
		TOTAL SECURITY AND COMMODITY BROKERS	17,809,716

TOBACCO PRODUCTS - 3.62%
228,227		Altria Group, Inc	20,040,613
		TOTAL TOBACCO PRODUCTS	20,040,613

TRANSPORTATION EQUIPMENT - 3.15%
88,470		Boeing Co	7,865,868

TIAA-CREF MUTUAL FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
74,231		ITT Industries, Inc	$4,477,614
19,735		Lockheed Martin Corp	1,914,690
8,328		Raytheon Co	436,887
42,102		United Technologies Corp	2,736,630
		TOTAL TRANSPORTATION EQUIPMENT	17,431,689

TRANSPORTATION SERVICES - 0.41%
91,222		UTI Worldwide, Inc	2,242,237
		TOTAL TRANSPORTATION SERVICES	2,242,237

		TOTAL COMMON STOCKS	548,932,958
		(Cost $462,423,987)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.19%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.19%
$ 1,050,000		Federal Home Loan Bank, 4.900%, 04/02/07	1,049,571
		TOTAL SHORT-TERM INVESTMENTS	1,049,571
		(Cost $1,049,854)

		TOTAL PORTFOLIO - 99.44%	549,982,529
		(Cost $463,473,841)

		OTHER ASSETS & LIABILITIES, NET - 0.56%	3,092,849

		NET ASSETS - 100.00%	$553,075,378

	*	Non-income producing

		ABBREVIATION:
		ADR - American Depositary Receipt
		SPDR - Standard & Poor’s Depository Receipts

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

TIAA-CREF MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.86%

AGRICULTURAL PRODUCTION-CROPS - 0.00%*
991	*	Chiquita Brands International, Inc	$13,894
		TOTAL AGRICULTURAL PRODUCTION-CROPS	13,894

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,042		Pilgrim's Pride Corp	34,584
10		Seaboard Corp	22,600
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	57,184

AMUSEMENT AND RECREATION SERVICES - 0.26%
7,137	*	Activision, Inc	135,175
1,525	*	Bally Technologies, Inc	35,960
970	v*	Bally Total Fitness Holding Corp	1,930
518	*	Century Casinos, Inc	4,274
273		Churchill Downs, Inc	12,391
427		Dover Downs Gaming & Entertainment, Inc	5,500
102		Dover Motorsports, Inc	536
4,616		Harrah's Entertainment, Inc	389,821
879		International Speedway Corp (Class A)	45,444
594	*	Lakes Entertainment, Inc	6,623
992	*	Leapfrog Enterprises, Inc	10,614
788	*	Life Time Fitness, Inc	40,511
1,805	*	Live Nation, Inc	39,818
1,100	*	Magna Entertainment Corp	4,004
1,389	*	Marvel Entertainment, Inc	38,545
1,000	*	MTR Gaming Group, Inc	13,080
570	*	Multimedia Games, Inc	6,783
1,802	*	Penn National Gaming, Inc	76,441
1,238	*	Pinnacle Entertainment, Inc	35,989
2,074	*	Six Flags, Inc	12,465
287		Speedway Motorsports, Inc	11,121
2,388		Warner Music Group Corp	40,739
1,947		Westwood One, Inc	13,376
829	*	WMS Industries, Inc	32,530
325		World Wrestling Entertainment, Inc	5,298
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,018,968

APPAREL AND ACCESSORY STORES - 0.74%
2,205		Abercrombie & Fitch Co (Class A)	166,874
1,261	*	Aeropostale, Inc	50,730
4,251		American Eagle Outfitters, Inc	127,487
1,768	*	AnnTaylor Stores Corp	68,563
370		Bebe Stores, Inc	6,431
703		Brown Shoe Co, Inc	29,526
375		Buckle, Inc	13,388
269	*	Cache, Inc	4,775

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,244	*	Carter's, Inc	$31,523
792	*	Casual Male Retail Group, Inc	9,369
685		Cato Corp (Class A)	16,022
327	*	Charlotte Russe Holding, Inc	9,440
3,171	*	Charming Shoppes, Inc	41,064
4,627	*	Chico's FAS, Inc	113,038
583	*	Children's Place Retail Stores, Inc	32,508
933		Christopher & Banks Corp	18,166
162	*	Citi Trends, Inc	6,924
2,536		Claire's Stores, Inc	81,456
58		DEB Shops, Inc	1,571
1,236	*	Dress Barn, Inc	25,721
421	*	DSW, Inc (Class A)	17,770
1,089		Finish Line, Inc (Class A)	13,721
3,896		Foot Locker, Inc	91,751
13,486		Gap, Inc	232,094
2,404	*	Hanesbrands, Inc	70,654
1,169	*	HOT Topic, Inc	12,976
400	*	J Crew Group, Inc	16,068
455	*	Jo-Ann Stores, Inc	12,399
527	*	JOS A Bank Clothiers, Inc	18,629
8,224	*	Kohl's Corp	630,041
8,803		Limited Brands, Inc	229,406
344	*	New York & Co, Inc	5,432
5,915		Nordstrom, Inc	313,140
1,709	*	Pacific Sunwear Of California, Inc	35,598
1,721	*	Payless Shoesource, Inc	57,137
3,699		Ross Stores, Inc	127,246
107	*	Shoe Carnival, Inc	3,563
1,063		Stage Stores, Inc	24,779
312	*	Syms Corp	5,819
646		Talbots, Inc	15,259
763	*	Tween Brands, Inc	27,254
539	*	Under Armour, Inc (Class A)	27,651
2,958	*	Urban Outfitters, Inc	78,417
1,096	*	Wet Seal, Inc (Class A)	7,179
		TOTAL APPAREL AND ACCESSORY STORES	2,928,559

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
371		Columbia Sportswear Co	23,117
1,082		Guess ?, Inc	43,810
910	*	Gymboree Corp	36,464
644	*	Hartmarx Corp	4,766
2,908		Jones Apparel Group, Inc	89,363
705		Kellwood Co	20,678
2,500		Liz Claiborne, Inc	107,125
1,425		Phillips-Van Heusen Corp	83,790
1,470		Polo Ralph Lauren Corp	129,581
2,914	*	Quiksilver, Inc	33,802
335	*	True Religion Apparel, Inc	5,440
2,213		VF Corp	182,838
1,206	*	Warnaco Group, Inc	34,250
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	795,024

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.06%
262	*	Amerco, Inc	$18,337
248		Bandag, Inc	12,571
346		Central Parking Corp	7,674
654	*	Dollar Thrifty Automotive Group, Inc	33,380
730	*	Midas, Inc	15,746
302		Monro Muffler, Inc	10,600
1,367	*	PHH Corp	41,776
1,575		Ryder System, Inc	77,711
1,050	*	Wright Express Corp	31,847
		TOTAL AUTO REPAIR, SERVICES AND PARKING	249,642

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
2,751		Advance Auto Parts	106,051
163	*	America's Car-Mart, Inc	2,178
500		Asbury Automotive Group, Inc	14,125
3,795	*	Autonation, Inc	80,606
1,209	*	Autozone, Inc	154,921
5,478	*	Carmax, Inc	134,430
1,757	*	Copart, Inc	49,214
892	*	CSK Auto Corp	15,342
500		Lithia Motors, Inc (Class A)	13,705
328	*	MarineMax, Inc	7,603
2,843	*	O'Reilly Automotive, Inc	94,103
547	*	Rush Enterprises, Inc (Class A)	10,508
768		Sonic Automotive, Inc (Class A)	21,888
1,402		United Auto Group, Inc	28,461
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	733,135

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.89%
387	*	Builders FirstSource, Inc	6,219
1,668	*	Central Garden and Pet Co (Class A)	24,520
3,226		Fastenal Co	113,071
53,474		Home Depot, Inc	1,964,635
39,160		Lowe's Cos, Inc	1,233,148
2,711		Sherwin-Williams Co	179,034
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,520,627

BUSINESS SERVICES - 7.08%
1,241	*	24/7 Real Media, Inc	9,965
9,999	*	3Com Corp	39,096
315	*	3D Systems Corp	6,902
1,127		Aaron Rents, Inc	29,798
1,217		ABM Industries, Inc	32,117
723	*	Acacia Research (Acacia Technologies)	11,438
1,472	*	Actuate Corp	7,684
2,074		Acxiom Corp	44,363
462		Administaff, Inc	16,262
15,156	*	Adobe Systems, Inc	632,005
473	*	Advent Software, Inc	16,494
2,703	*	Affiliated Computer Services, Inc (Class A)	159,153
800	*	Agile Software Corp	5,560
3,991	*	Akamai Technologies, Inc	199,231
2,116	*	Alliance Data Systems Corp	130,388

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
585	*	Altiris, Inc	$19,252
671	*	American Reprographics Co	20,660
791	*	AMN Healthcare Services, Inc	17,892
348	*	Ansoft Corp	11,011
786	*	Ansys, Inc	39,905
1,968	*	aQuantive, Inc	54,927
863		Arbitron, Inc	40,518
1,822	*	Ariba, Inc	17,127
2,878	*	Art Technology Group, Inc	6,677
1,181	*	Aspen Technology, Inc	15,353
236	*	Asset Acceptance Capital Corp	3,651
1,032	*	Audible, Inc	10,722
5,883	*	Autodesk, Inc	221,201
14,478		Automatic Data Processing, Inc	700,735
2,543	*	Avis Budget Group, Inc	69,475
1,183	*	Avocent Corp	31,906
300	*	Bankrate, Inc	10,572
9,935	*	BEA Systems, Inc	115,147
4,932	*	BearingPoint, Inc	37,779
3,395	*	BISYS Group, Inc	38,907
1,136		Blackbaud, Inc	27,741
720	*	Blackboard, Inc	24,214
252	*	Blue Coat Systems, Inc	9,256
5,592	*	BMC Software, Inc	172,178
2,400	*	Borland Software Corp	12,648
350	*	Bottomline Technologies, Inc	3,815
958		Brady Corp (Class A)	29,890
1,277		Brink's Co	81,026
10,448		CA, Inc	270,708
816	*	CACI International, Inc (Class A)	38,238
7,162	*	Cadence Design Systems, Inc	150,832
1,288		Catalina Marketing Corp	40,675
1,584	*	CBIZ, Inc	11,246
3,421	*	Ceridian Corp	119,188
1,542	*	Cerner Corp	83,962
2,040	*	Checkfree Corp	75,664
2,221	*	ChoicePoint, Inc	83,132
802	*	Chordiant Software, Inc	8,301
1,170	*	Ciber, Inc	9,208
4,657	*	Citrix Systems, Inc	149,164
900	*	Clear Channel Outdoor Holdings, Inc (Class A)	23,679
9,912	*	CMGI, Inc	21,013
3,399	*	CNET Networks, Inc	29,605
900	*	Cogent Communications Group, Inc	21,267
1,121	*	Cogent, Inc	15,077
1,131		Cognex Corp	24,509
3,526	*	Cognizant Technology Solutions Corp (Class A)	311,240
167		Computer Programs & Systems, Inc	4,479
4,317	*	Computer Sciences Corp	225,045
10,298	*	Compuware Corp	97,728
435	*	COMSYS IT Partners, Inc	8,657
615	*	Concur Technologies, Inc	10,738
718	*	Convera Corp (Class A)	2,255
3,438	*	Convergys Corp	87,360

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
485	*	CoStar Group, Inc	$21,670
565	*	Covansys Corp	13,944
1,338	*	CSG Systems International, Inc	33,477
769	*	Cybersource Corp	9,620
271	*	DealerTrack Holdings, Inc	8,325
1,276		Deluxe Corp	42,784
1,104	*	Dendrite International, Inc	17,289
1,024	*	Digital River, Inc	56,576
1,523	*	DST Systems, Inc	114,530
3,901	*	Earthlink, Inc	28,672
29,598	*	eBay, Inc	981,174
570	*	Echelon Corp	6,008
1,158	*	Eclipsys Corp	22,315
304	*	eCollege.com, Inc	5,457
1,052	*	eFunds Corp	28,046
490	*	Electro Rent Corp	7,056
7,700	*	Electronic Arts, Inc	387,772
13,125		Electronic Data Systems Corp	363,300
367	*	Emageon, Inc	4,037
4,121	*	Emdeon Corp	62,351
1,073	*	Epicor Software Corp	14,925
350	*	EPIQ Systems, Inc	7,133
3,183		Equifax, Inc	116,020
742	*	Equinix, Inc	63,537
632	*	eSpeed, Inc (Class A)	6,004
1,832	*	Evergreen Energy, Inc	12,036
5,420	*	Expedia, Inc	125,636
1,050	*	F5 Networks, Inc	70,014
1,079		Factset Research Systems, Inc	67,815
1,771		Fair Isaac Corp	68,502
448	*	FalconStor Software, Inc	4,668
4,845		Fidelity National Information Services, Inc	220,254
19,165		First Data Corp	515,539
4,337	*	Fiserv, Inc	230,121
595	*	Forrester Research, Inc	16,874
600		FTD Group, Inc	9,918
1,783	*	Gartner, Inc	42,703
578	*	Gerber Scientific, Inc	6,133
1,270	*	Getty Images, Inc	61,760
667		Gevity HR, Inc	13,167
858	*	Global Cash Access, Inc	14,320
5,261	*	Google, Inc (Class A)	2,410,380
296	*	H&E Equipment Services, Inc	6,364
509		Healthcare Services Group	14,583
365		Heartland Payment Systems, Inc	8,629
472	*	Heidrick & Struggles International, Inc	22,868
560	*	Hudson Highland Group, Inc	8,730
1,347	*	Hypercom Corp	8,028
1,381	*	Hyperion Solutions Corp	71,577
379	*	i2 Technologies, Inc	9,096
900	*	iGate Corp	7,416
601	*	IHS, Inc (Class A)	24,707
5,149		IMS Health, Inc	152,719
442	*	Infocrossing, Inc	6,573

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,278	*	Informatica Corp	$30,594
899	*	Infospace, Inc	23,077
814		infoUSA, Inc	7,831
294	*	Innovative Solutions & Support, Inc	7,444
270		Integral Systems, Inc	6,526
861		Interactive Data Corp	21,310
783	*	Internap Network Services Corp	12,332
1,072	*	Internet Capital Group, Inc	11,470
306		Interpool, Inc	7,473
11,058	*	Interpublic Group of Cos, Inc	136,124
1,025	*	Interwoven, Inc	17,323
8,764	*	Intuit, Inc	239,783
754	*	inVentiv Health, Inc	28,871
1,244	*	Ipass, Inc	6,257
4,378	*	Iron Mountain, Inc	114,397
1,902		Jack Henry & Associates, Inc	45,743
844	*	JDA Software Group, Inc	12,685
14,608	*	Juniper Networks, Inc	287,485
710	*	Jupitermedia Corp	4,700
1,356	*	Keane, Inc	18,414
567		Kelly Services, Inc (Class A)	18,257
410	*	Kenexa Corp	12,763
719	*	Kforce, Inc	9,901
1,189	*	Kinetic Concepts, Inc	60,211
367	*	Knot, Inc	7,902
983	*	Korn/Ferry International	22,550
779	*	Kronos, Inc	41,677
1,234	*	Labor Ready, Inc	23,434
2,180		Lamar Advertising Co (Class A)	137,275
3,187	*	Lawson Software, Inc	25,783
1,312	*	Lionbridge Technologies	6,678
434	*	LoJack Corp	8,237
693	*	Magma Design Automation, Inc	8,288
840	*	Manhattan Associates, Inc	23,041
2,264		Manpower, Inc	167,015
498	*	Mantech International Corp (Class A)	16,638
569	*	Mapinfo Corp	11,454
508		Marchex, Inc (Class B)	7,783
400	*	Marlin Business Services, Inc	8,752
1,587		Mastercard, Inc (Class A)	168,603
4,235	*	McAfee, Inc	123,154
1,742	*	Mentor Graphics Corp	28,464
224,329		Microsoft Corp	6,252,049
305	*	MicroStrategy, Inc (Class A)	38,549
1,053	*	Midway Games, Inc	6,581
2,272		MoneyGram International, Inc	63,071
3,194	*	Monster Worldwide, Inc	151,300
2,175	*	Move, Inc	12,050
2,867	*	MPS Group, Inc	40,568
2,396	*	NAVTEQ Corp	82,662
4,568	*	NCR Corp	218,213
505	*	Neoware, Inc	5,085
700	*	Ness Technologies, Inc	8,946
1,083	*	NetFlix, Inc	25,115

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
271	*	Netratings, Inc	$5,637
668	*	Netscout Systems, Inc	6,045
1,600		NIC, Inc	8,576
8,338	*	Novell, Inc	60,200
3,405	*	Nuance Communications, Inc	52,131
4,305		Omnicom Group, Inc	440,746
670	*	On Assignment, Inc	8,315
548	*	Online Resources Corp	6,286
334	*	Opnet Technologies, Inc	4,512
2,107	*	Opsware, Inc	15,276
100,328	*	Oracle Corp	1,818,947
800	*	Packeteer, Inc	9,936
2,658	*	Parametric Technology Corp	50,741
388	*	PDF Solutions, Inc	4,381
479	*	PeopleSupport, Inc	5,485
443	*	Perficient, Inc	8,763
2,293	*	Perot Systems Corp (Class A)	40,976
800	*	Phase Forward, Inc	10,504
412	*	Portfolio Recovery Associates, Inc	18,396
296	*	PRA International	6,382
2,046	*	Premiere Global Services, Inc	22,956
972	*	Progress Software Corp	30,326
361		QAD, Inc	3,285
352		Quality Systems, Inc	14,080
1,722	*	Quest Software, Inc	28,017
583	*	Radiant Systems, Inc	7,596
438	*	Radisys Corp	7,157
3,043	*	RealNetworks, Inc	23,888
4,612	*	Red Hat, Inc	105,753
200		Renaissance Learning, Inc	2,634
1,610	*	Rent-A-Center, Inc	45,048
698	*	Rewards Network, Inc	3,699
400	*	RightNow Technologies, Inc	6,552
3,898		Robert Half International, Inc	144,265
569		Rollins, Inc	13,093
2,338	*	S1 Corp	14,028
669	*	SafeNet, Inc	18,933
2,182	*	Salesforce.com, Inc	93,433
1,800	*	Sapient Corp	12,348
995	*	Secure Computing Corp	7,662
7,580		ServiceMaster Co	116,656
326	*	SI International, Inc	9,359
521	*	Smith Micro Software, Inc	9,706
500	*	Sohu.com, Inc	10,715
1,573	*	SonicWALL, Inc	13,150
6,480	*	Sonus Networks, Inc	52,294
1,566		Sotheby's	69,656
1,706	*	Spherion Corp	15,047
496	*	SPSS, Inc	17,906
995	*	SRA International, Inc (Class A)	24,238
227	*	Startek, Inc	2,222
186	*	Stratasys, Inc	7,946
89,197	*	Sun Microsystems, Inc	536,074
2,450	*	Sybase, Inc	61,936

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
984	*	SYKES Enterprises, Inc	$17,948
23,917	*	Symantec Corp	413,764
319	*	SYNNEX Corp	6,776
4,000	*	Synopsys, Inc	104,920
77		Syntel, Inc	2,668
2,005	*	Take-Two Interactive Software, Inc	40,381
414		TAL International Group, Inc	9,936
819		Talx Corp	27,133
1,044	*	TeleTech Holdings, Inc	38,304
465		TheStreet.com, Inc	5,696
1,845	*	THQ, Inc	63,081
5,605	*	TIBCO Software, Inc	47,755
614		TNS, Inc	9,879
1,127		Total System Services, Inc	35,895
466	*	TradeStation Group, Inc	5,867
860	*	Transaction Systems Architects, Inc	27,855
1,400	*	Trizetto Group, Inc	28,014
431	*	Ultimate Software Group, Inc	11,288
9,103	*	Unisys Corp	76,738
1,499		United Online, Inc	21,031
1,750	*	United Rentals, Inc	48,125
780	*	Universal Compression Holdings, Inc	52,790
2,642	*	Valueclick, Inc	69,035
611	*	Vasco Data Security International	10,919
6,034	*	VeriSign, Inc	151,574
190	*	Vertrue, Inc	9,141
657		Viad Corp	25,360
687	*	Vignette Corp	12,758
202	*	Volt Information Sciences, Inc	5,290
13,773		Waste Management, Inc	473,929
1,082	*	WebEx Communications, Inc	61,523
129	*	WebMD Health Corp (Class A)	6,789
1,434	*	webMethods, Inc	10,310
1,200	*	Websense, Inc	27,588
400	*	WebSideStory, Inc	5,180
2,000	*	Wind River Systems, Inc	19,880
864	*	Witness Systems, Inc	23,285
35,462	*	Yahoo!, Inc	1,109,606
		TOTAL BUSINESS SERVICES	27,894,555

CHEMICALS AND ALLIED PRODUCTS - 9.28%
38,501		Abbott Laboratories	2,148,356
600	*	Abraxis BioScience, Inc	16,026
605	*	Acadia Pharmaceuticals, Inc	9,087
600	*	Adams Respiratory Therapeutics, Inc	20,178
1,486	*	Adolor Corp	13,003
210	*	Advanced Magnetics, Inc	12,657
1,393	*	ADVENTRX Pharmaceuticals, Inc	3,483
5,586		Air Products & Chemicals, Inc	413,141
646	*	Albany Molecular Research, Inc	6,363
1,896		Albemarle Corp	78,381
1,891		Alberto-Culver Co	43,266
811	*	Alexion Pharmaceuticals, Inc	35,068
2,524	*	Alkermes, Inc	38,971

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
817	*	Alnylam Pharmaceuticals, Inc	$14,706
1,204	*	Alpharma, Inc (Class A)	28,992
1,136	*	American Oriental Bioengineering, Inc	10,667
362		American Vanguard Corp	6,187
29,709	*	Amgen, Inc	1,660,139
530		Arch Chemicals, Inc	16,547
941	*	Arena Pharmaceuticals, Inc	10,219
672	*	Array Biopharma, Inc	8,534
941	e*	Atherogenics, Inc	2,644
710	*	AVANIR Pharmaceuticals (Class A)	866
350	*	Aventine Renewable Energy Holdings, Inc	6,377
2,334		Avery Dennison Corp	149,983
1,330	*	AVI BioPharma, Inc	3,564
11,420		Avon Products, Inc	425,509
454		Balchem Corp	8,027
2,689	*	Barr Pharmaceuticals, Inc	124,635
345	*	Bentley Pharmaceuticals, Inc	2,826
590	*	BioCryst Pharmaceuticals, Inc	4,938
1,246	*	Bioenvision, Inc	5,096
8,738	*	Biogen Idec, Inc	387,792
2,402	*	BioMarin Pharmaceuticals, Inc	41,459
49,630		Bristol-Myers Squibb Co	1,377,729
1,771		Cabot Corp	84,530
828	*	Calgon Carbon Corp	6,881
692		Cambrex Corp	17,023
700	*	Caraco Pharmaceutical Laboratories Ltd	8,526
1,838		Celanese Corp (Series A)	56,684
922	*	Cell Genesys, Inc	3,872
1,633	*	Cephalon, Inc	116,286
1,411		CF Industries Holdings, Inc	54,394
1,794	*	Charles River Laboratories International, Inc	82,990
380	*	Chattem, Inc	22,397
5,934		Chemtura Corp	64,859
1,519		Church & Dwight Co, Inc	76,482
3,740		Clorox Co	238,201
477	*	Coley Pharmaceutical Group, Inc	4,570
12,987		Colgate-Palmolive Co	867,402
618	*	Combinatorx, Inc	4,320
1,403	*	Cubist Pharmaceuticals, Inc	30,964
827	*	Cypress Bioscience, Inc	6,285
942		Cytec Industries, Inc	52,978
2,200		Dade Behring Holdings, Inc	96,470
1,627	*	Dendreon Corp	21,037
395	*	Digene Corp	16,752
24,225		Dow Chemical Co	1,110,959
23,179		Du Pont (E.I.) de Nemours & Co	1,145,738
855	*	Durect Corp	3,557
1,981		Eastman Chemical Co	125,457
4,655		Ecolab, Inc	200,165
24,784		Eli Lilly & Co	1,331,149
562	*	Elizabeth Arden, Inc	12,263
594	*	Emisphere Technologies, Inc	1,901
1,500	*	Encysive Pharmaceuticals, Inc	4,065
1,167	*	Enzon Pharmaceuticals, Inc	9,511

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,014		Estee Lauder Cos (Class A)	$147,234
943		Ferro Corp	20,378
979		FMC Corp	73,846
8,240	*	Forest Laboratories, Inc	423,866
11,787	*	Genentech, Inc	967,948
624	*	Genitope Corp	2,590
3,482	*	Genta, Inc	1,079
6,623	*	Genzyme Corp	397,512
876		Georgia Gulf Corp	14,200
1,870	*	Geron Corp	13,090
11,718	*	Gilead Sciences, Inc	896,427
1,580		H.B. Fuller Co	43,087
732	*	Hana Biosciences, Inc	1,398
2,712	*	Hercules, Inc	52,992
450	*	Hi-Tech Pharmacal Co, Inc	5,018
3,906	*	Hospira, Inc	159,755
3,724	*	Human Genome Sciences, Inc	39,549
2,306		Huntsman Corp	44,022
333	*	Idenix Pharmaceuticals, Inc	2,431
746	*	Idexx Laboratories, Inc	65,372
1,739	*	ImClone Systems, Inc	70,899
1,734	*	Immucor, Inc	51,032
1,204	*	Indevus Pharmaceuticals, Inc	8,512
145		Innospec, Inc	8,358
143		Inter Parfums, Inc	3,003
672	*	InterMune, Inc	16,572
2,270		International Flavors & Fragrances, Inc	107,189
718	*	Inverness Medical Innovations, Inc	31,434
1,376	*	Invitrogen Corp	87,582
609	*	Keryx Biopharmaceuticals, Inc	6,407
6,296	*	King Pharmaceuticals, Inc	123,842
256		Koppers Holdings, Inc	6,569
47		Kronos Worldwide, Inc	1,523
1,171	*	KV Pharmaceutical Co (Class A)	28,959
1,654		Lubrizol Corp	85,231
5,561		Lyondell Chemical Co	166,663
758		MacDermid, Inc	26,431
400		Mannatech, Inc	6,424
500	*	MannKind Corp	7,150
800	*	Martek Biosciences Corp	16,496
3,148	*	Medarex, Inc	40,735
1,220	*	Medicines Co	30,598
1,487		Medicis Pharmaceutical Corp (Class A)	45,829
299	*	Medifast, Inc	2,141
6,327	*	Medimmune, Inc	230,240
55,042		Merck & Co, Inc	2,431,205
424		Meridian Bioscience, Inc	11,770
2,000	*	MGI Pharma, Inc	44,940
8,169	*	Millennium Pharmaceuticals, Inc	92,800
579		Minerals Technologies, Inc	35,991
300	*	Momenta Pharmaceuticals, Inc	3,888
13,782		Monsanto Co	757,459
3,476	*	Mosaic Co	92,670
5,545		Mylan Laboratories, Inc	117,221

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,400	*	Nabi Biopharmaceuticals	$7,434
2,743		Nalco Holding Co	65,558
460	*	Nastech Pharmaceutical Co, Inc	4,963
1,323	*	NBTY, Inc	70,172
1,057	*	Neurocrine Biosciences, Inc	13,213
400	*	New River Pharmaceuticals, Inc	25,452
338		NewMarket Corp	13,746
82		NL Industries, Inc	894
536	*	Northfield Laboratories, Inc	1,935
1,579	*	Novavax, Inc	4,090
885	*	Noven Pharmaceuticals, Inc	20,532
1,049	*	NPS Pharmaceuticals, Inc	3,556
1,348	*	Nuvelo, Inc	4,961
1,642		Olin Corp	27,815
690	*	OM Group, Inc	30,829
1,063	*	Omnova Solutions, Inc	5,804
939	*	Onyx Pharmaceuticals, Inc	23,325
970	*	OraSure Technologies, Inc	7,130
1,507	*	OSI Pharmaceuticals, Inc	49,731
558	*	Pacific Ethanol, Inc	9,503
1,000	*	Pain Therapeutics, Inc	7,840
1,282	*	Panacos Pharmaceuticals, Inc	5,936
915	*	Par Pharmaceutical Cos, Inc	22,985
695	*	Parexel International Corp	24,999
400	*	Parlux Fragrances, Inc	2,232
2,955	*	PDL BioPharma, Inc	64,124
700	*	Penwest Pharmaceuticals Co	7,056
4,436	*	Peregrine Pharmaceuticals, Inc	4,347
2,191		Perrigo Co	38,693
473	*	PetMed Express, Inc	5,605
185,049		Pfizer, Inc	4,674,338
635	*	Pharmion Corp	16,694
291	*	Pioneer Cos, Inc	8,043
1,878	*	PolyOne Corp	11,456
607	*	Pozen, Inc	8,953
4,132		PPG Industries, Inc	290,521
8,142		Praxair, Inc	512,620
733	*	Prestige Brands Holdings, Inc	8,686
83,056		Procter & Gamble Co	5,245,817
616	*	Progenics Pharmaceuticals, Inc	14,587
791	*	Quidel Corp	9,492
502	*	Renovis, Inc	1,757
5,592	v*	Revlon, Inc (Class A)	5,872
849	*	Rockwood Holdings, Inc	23,500
4,007		Rohm & Haas Co	207,242
2,867		RPM International, Inc	66,228
1,014	*	Salix Pharmaceuticals Ltd	12,776
1,168	*	Santarus, Inc	8,223
37,679		Schering-Plough Corp	961,191
739	*	Sciele Pharma, Inc	17,500
1,136		Scotts Miracle-Gro Co (Class A)	50,018
1,177		Sensient Technologies Corp	30,343
2,817	*	Sepracor, Inc	131,357
3,328		Sigma-Aldrich Corp	138,179

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
422		Stepan Co	$11,078
1,247	*	SuperGen, Inc	7,357
371	*	SurModics, Inc	13,356
603	*	Tanox, Inc	11,312
1,073		Tronox, Inc (Class B)	15,001
1,322		UAP Holding Corp	34,174
700	*	United Therapeutics Corp	37,646
238	*	USANA Health Sciences, Inc	11,155
2,541	*	USEC, Inc	41,291
2,420	*	Valeant Pharmaceuticals International	41,842
2,627		Valspar Corp	73,109
2,139	*	VCA Antech, Inc	77,667
2,848	*	Vertex Pharmaceuticals, Inc	79,858
1,755	*	Viropharma, Inc	25,184
2,434	*	Watson Pharmaceuticals, Inc	64,331
346		Westlake Chemical Corp	9,394
1,796	*	WR Grace & Co	47,450
33,949		Wyeth	1,698,468
424	*	Xenoport, Inc	11,813
960	*	Zymogenetics, Inc	14,938
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,539,918

COAL MINING - 0.18%
1,341	*	Alpha Natural Resources, Inc	20,960
3,620		Arch Coal, Inc	111,098
4,758		Consol Energy, Inc	186,181
2,929	*	International Coal Group, Inc	15,377
340	*	James River Coal Co	2,540
2,003		Massey Energy Co	48,052
6,820		Peabody Energy Corp	274,437
479		Penn Virginia Corp	35,159
		TOTAL COAL MINING	693,804

COMMUNICATIONS - 4.86%
800		Alaska Communications Systems Group, Inc	11,800
9,078		Alltel Corp	562,836
10,630	*	American Tower Corp (Class A)	414,039
780	*	Anixter International, Inc	51,433
158,586		AT&T, Inc	6,253,046
447	*	Audiovox Corp (Class A)	6,584
11,443	*	Avaya, Inc	135,142
1,468	*	Brightpoint, Inc	16,794
5,599		Cablevision Systems Corp (Class A)	170,378
422	*	Cbeyond Communications, Inc	12,377
573	*	Centennial Communications Corp	4,716
2,912		CenturyTel, Inc	131,593
7,200	*	Charter Communications, Inc (Class A)	20,088
6,901	*	Cincinnati Bell, Inc	32,435
1,135		Citadel Broadcasting Corp	10,794
9,332		Citizens Communications Co	139,513
12,688		Clear Channel Communications, Inc	444,588
73,651	*	Comcast Corp (Class A)	1,911,243
400		Consolidated Communications Holdings, Inc	7,956
7,515	*	Covad Communications Group, Inc	9,544

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
864	*	Cox Radio, Inc (Class A)	$11,794
5,223	*	Crown Castle International Corp	167,815
240	*	Crown Media Holdings, Inc (Class A)	1,279
470		CT Communications, Inc	11,327
400	*	CTC Media, Inc	10,272
1,076	*	Cumulus Media, Inc (Class A)	10,093
20,178	*	DIRECTV Group, Inc	465,506
4,000	*	Dobson Communications Corp (Class A)	34,360
5,388	*	EchoStar Communications Corp (Class A)	234,001
3,848		Embarq Corp	216,835
1,072		Emmis Communications Corp (Class A)	9,048
1,021		Entercom Communications Corp (Class A)	28,772
1,997	*	Entravision Communications Corp (Class A)	18,652
700		Fairpoint Communications, Inc	13,447
1,410	*	FiberTower Corp	7,318
168	*	Fisher Communications, Inc	8,165
3,778	*	Foundry Networks, Inc	51,267
1,242	*	General Communication, Inc (Class A)	17,388
1,764		Global Payments, Inc	60,082
565		Golden Telecom, Inc	31,290
1,071		Gray Television, Inc	11,160
616	*	Harris Stratex Networks, Inc (Class A)	11,821
548		Hearst-Argyle Television, Inc	14,900
4,384	*	IAC/InterActiveCorp	165,321
1,514		IDT Corp (Class B)	17,184
413	*	InPhonic, Inc	4,502
600		Iowa Telecommunications Services, Inc	12,000
428	*	iPCS, Inc	20,968
1,234	*	j2 Global Communications, Inc	34,206
1,136	*	Leap Wireless International, Inc	74,953
37,787	*	Level 3 Communications, Inc	230,501
10,315	*	Liberty Global, Inc (Class A)	339,673
3,548	*	Liberty Media Corp - Capital (Series A)	392,373
16,944	*	Liberty Media Holding Corp (Interactive A)	403,606
703	*	Lightbridge, Inc	12,352
717	*	Lin TV Corp (Class A)	11,400
281	*	Lodgenet Entertainment Corp	8,632
1,415	*	Mastec, Inc	15,579
1,695	*	Mediacom Communications Corp (Class A)	13,797
1,612	*	NeuStar, Inc (Class A)	45,845
3,554	*	NII Holdings, Inc	263,636
356		North Pittsburgh Systems, Inc	7,750
1,100	*	Novatel Wireless, Inc	17,644
377		NTELOS Holdings Corp	7,246
1,000	*	PAETEC Holding Corp	10,480
40,227	*	Qwest Communications International, Inc	361,641
1,864	*	Radio One, Inc (Class D)	12,041
597	*	RCN Corp	15,253
270		Salem Communications Corp (Class A)	3,375
832	*	SAVVIS, Inc	39,836
2,662	*	SBA Communications Corp (Class A)	78,662
288		Shenandoah Telecom Co	13,562
1,294		Sinclair Broadcast Group, Inc (Class A)	19,992
1,300	*	Spanish Broadcasting System, Inc (Class A)	5,200

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
73,217		Sprint Nextel Corp	$1,388,194
581		SureWest Communications	14,449
449	*	Syniverse Holdings, Inc	4,732
2,830		Telephone & Data Systems, Inc	168,725
900	*	Terremark Worldwide, Inc	7,254
2,300	*	TiVo, Inc	14,605
403	*	US Cellular Corp	29,600
665		USA Mobility, Inc	13,253
73,609		Verizon Communications, Inc	2,791,253
798	*	Vonage Holdings Corp	2,753
11,106		Windstream Corp	163,147
1,100	*	Wireless Facilities, Inc	1,430
6,559	*	XM Satellite Radio Holdings, Inc (Class A)	84,742
		TOTAL COMMUNICATIONS	19,136,838

DEPOSITORY INSTITUTIONS - 9.75%
205		1st Source Corp	5,365
336		Alabama National Bancorp	23,792
806		Amcore Financial, Inc	25,591
183		AmericanWest Bancorp	3,950
162		Ameris Bancorp	3,966
495		Anchor Bancorp Wisconsin, Inc	14,033
142		Arrow Financial Corp	3,181
3,211		Associated Banc-Corp	107,890
2,359		Astoria Financial Corp	62,726
106		Bancfirst Corp	4,913
270	*	Bancorp, Inc	7,020
2,175		Bancorpsouth, Inc	53,179
300		BancTrust Financial Group, Inc	6,348
1,582		Bank Mutual Corp	17,987
115,107		Bank of America Corp	5,872,759
472		Bank of Granite Corp	8,458
1,161		Bank of Hawaii Corp	61,568
19,167		Bank of New York Co, Inc	777,222
500		Bank of the Ozarks, Inc	14,360
1,300		BankAtlantic Bancorp, Inc (Class A)	14,248
700		BankFinancial Corp	11,389
878		BankUnited Financial Corp (Class A)	18,622
400		Banner Corp	16,620
13,707		BB&T Corp	562,261
145		Berkshire Hills Bancorp, Inc	4,879
497		BOK Financial Corp	24,616
878		Boston Private Financial Holdings, Inc	24,514
2,000		Brookline Bancorp, Inc	25,340
194		Cadence Financial Corp	3,880
310		Camden National Corp	13,454
401		Capital City Bank Group, Inc	13,353
239		Capital Corp of the West	6,345
321		Capitol Bancorp Ltd	11,829
610		Capitol Federal Financial	23,064
700		Cardinal Financial Corp	6,986
721		Cascade Bancorp	18,703
145		Cass Information Systems, Inc	4,895
1,326		Cathay General Bancorp	45,057

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,500	*	Centennial Bank Holdings, Inc	$12,975
297		Center Financial Corp	5,872
226		Centerstate Banks of Florida, Inc	3,993
793		Central Pacific Financial Corp	29,000
654		Chemical Financial Corp	19,483
1,202		Chittenden Corp	36,288
125,829		Citigroup, Inc	6,460,061
2,257		Citizens Banking Corp	50,015
221		Citizens First Bancorp, Inc	5,034
600		City Bank	19,266
463		City Holding Co	18,728
1,046		City National Corp	76,986
193		Coastal Financial Corp	3,017
386		CoBiz, Inc	7,685
3,766		Colonial Bancgroup, Inc	93,209
253		Columbia Bancorp	6,075
530		Columbia Banking System, Inc	17,877
3,994		Comerica, Inc	236,125
4,714		Commerce Bancorp, Inc	157,353
1,661		Commerce Bancshares, Inc	80,243
158	*	Community Bancorp	4,859
910		Community Bank System, Inc	19,037
457		Community Banks, Inc	10,909
435		Community Trust Bancorp, Inc	15,760
3,148		Compass Bancshares, Inc	216,582
940	*e	Corus Bankshares, Inc	16,036
1,487		Cullen/Frost Bankers, Inc	77,815
1,741		CVB Financial Corp	20,718
759		Dime Community Bancshares	10,042
476		Downey Financial Corp	30,721
1,506		East West Bancorp, Inc	55,376
214		Enterprise Financial Services Corp	5,992
815	*	Euronet Worldwide, Inc	21,891
112		Farmers Capital Bank Corp	3,291
11,924		Fifth Third Bancorp	461,340
450		First Bancorp	9,621
2,064		First Bancorp	27,369
211		First Busey Corp	4,522
859		First Charter Corp	18,469
140		First Citizens Bancshares, Inc (Class A)	28,140
1,674		First Commonwealth Financial Corp	19,670
595		First Community Bancorp, Inc	33,641
243		First Community Bancshares, Inc	9,477
973		First Financial Bancorp	14,702
620		First Financial Bankshares, Inc	25,928
446		First Financial Corp	13,804
450		First Financial Holdings, Inc	15,570
3,092		First Horizon National Corp	128,411
442		First Indiana Corp	9,658
380		First Merchants Corp	9,014
1,305		First Midwest Bancorp, Inc	47,959
2,877		First Niagara Financial Group, Inc	40,019
398		First Place Financial Corp	8,537
300	*	First Regional Bancorp	8,910

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
510		First Republic Bank	$27,387
300		First South Bancorp, Inc	9,207
400		First State Bancorporation	9,020
369	*	FirstFed Financial Corp	20,970
2,164		FirstMerit Corp	45,682
900		Flagstar Bancorp, Inc	10,755
590		Flushing Financial Corp	9,576
1,224		FNB Corp	20,624
179		FNB Corp	6,414
529	*	Franklin Bank Corp	9,453
1,741		Fremont General Corp	12,065
936		Frontier Financial Corp	23,353
4,143		Fulton Financial Corp	60,198
150		GB&T Bancshares, Inc	2,720
1,519		Glacier Bancorp, Inc	36,517
250		Great Southern Bancorp, Inc	7,320
1,352		Greater Bay Bancorp	36,355
226		Greene County Bancshares, Inc	7,664
766		Hancock Holding Co	33,689
1,034		Hanmi Financial Corp	19,708
810		Harleysville National Corp	14,434
459		Heartland Financial USA, Inc	12,278
311		Heritage Commerce Corp	7,927
326		Horizon Financial Corp	7,198
15,008		Hudson City Bancorp, Inc	205,309
6,093		Huntington Bancshares, Inc	133,132
228		IBERIABANK Corp	12,690
283		Independent Bank Corp	9,322
493		Independent Bank Corp	10,042
1,712		IndyMac Bancorp, Inc	54,870
667		Integra Bank Corp	14,867
1,178		International Bancshares Corp	34,951
124	*	Intervest Bancshares Corp	3,559
1,375	*	Investors Bancorp, Inc	19,855
1,743		Investors Financial Services Corp	101,355
441		Irwin Financial Corp	8,220
130		ITLA Capital Corp	6,763
87,599		JPMorgan Chase & Co	4,238,040
558		Kearny Financial Corp	8,024
10,038		Keycorp	376,124
600		KNBT Bancorp, Inc	8,844
612		Lakeland Bancorp, Inc	8,293
138		Lakeland Financial Corp	3,133
1,833		M&T Bank Corp	212,316
426		Macatawa Bank Corp	7,838
757		MAF Bancorp, Inc	31,294
308		MainSource Financial Group, Inc	5,230
6,213		Marshall & Ilsley Corp	287,724
841		MB Financial, Inc	30,284
600		MBT Financial Corp	7,746
10,279		Mellon Financial Corp	443,436
148		Mercantile Bank Corp	4,807
584		Mid-State Bancshares	21,427
427		Midwest Banc Holdings, Inc	7,562

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
800		Nara Bancorp, Inc	$14,008
200		NASB Financial, Inc	6,964
15,812		National City Corp	588,997
1,244		National Penn Bancshares, Inc	23,512
1,016		NBT Bancorp, Inc	23,805
1,241	*	Net 1 UEPS Technologies, Inc	30,876
1,289	*	NetBank, Inc	2,849
7,533		New York Community Bancorp, Inc	132,505
2,984		NewAlliance Bancshares, Inc	48,371
5,342		Northern Trust Corp	321,268
480		Northwest Bancorp, Inc	13,003
375		OceanFirst Financial Corp	6,506
1,788		Old National Bancorp	32,506
254		Old Second Bancorp, Inc	6,960
333		Omega Financial Corp	9,494
478		Oriental Financial Group, Inc	5,631
1,210		Pacific Capital Bancorp	38,865
344		Park National Corp	32,501
1,309		Partners Trust Financial Group, Inc	14,962
236		Pennfed Financial Services, Inc	5,114
322		Peoples Bancorp, Inc	8,504
1,508		People's Bank	66,955
612		PFF Bancorp, Inc	18,562
300	*	Pinnacle Financial Partners, Inc	9,153
299		Placer Sierra Bancshares	8,091
8,765		PNC Financial Services Group, Inc	630,817
6,955		Popular, Inc	115,175
300		Preferred Bank	11,763
378		Premierwest Bancorp	5,107
400		PrivateBancorp, Inc	14,624
893		Prosperity Bancshares, Inc	31,023
780		Provident Bankshares Corp	25,631
1,599		Provident Financial Services, Inc	27,903
1,047		Provident New York Bancorp	14,815
18,258		Regions Financial Corp	645,785
225		Renasant Corp	5,553
120		Republic Bancorp, Inc (Class A)	2,713
333		Royal Bancshares of Pennsylvania (Class A)	7,909
701		S&T Bancorp, Inc	23,161
420		S.Y. Bancorp, Inc	10,441
404		Sandy Spring Bancorp, Inc	13,995
158		Santander BanCorp	2,782
334		SCBT Financial Corp	12,111
476		Seacoast Banking Corp of Florida	10,791
202		Security Bank Corp	4,068
220		Shore Bancshares, Inc	5,819
758	*	Signature Bank	24,665
456		Simmons First National Corp (Class A)	13,712
2,518		Sky Financial Group, Inc	67,633
221		Smithtown Bancorp, Inc	5,746
1,830		South Financial Group, Inc	45,238
315		Southside Bancshares, Inc	7,217
340		Southwest Bancorp, Inc	8,735
9,475		Sovereign Bancorp, Inc	241,044

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,405		State Street Corp	$544,224
504		Sterling Bancorp	9,122
1,983		Sterling Bancshares, Inc	22,170
721		Sterling Financial Corp	16,006
1,031		Sterling Financial Corp	32,157
278		Suffolk Bancorp	8,974
363	*	Sun Bancorp, Inc	6,748
9,191		SunTrust Banks, Inc	763,221
445	*	Superior Bancorp	4,806
1,209		Susquehanna Bancshares, Inc	28,037
916	*	SVB Financial Group	44,508
6,690		Synovus Financial Corp	216,355
156		Taylor Capital Group, Inc	5,460
3,221		TCF Financial Corp	84,906
2,303		TD Banknorth, Inc	74,064
561	*	Texas Capital Bancshares, Inc	11,501
700		TierOne Corp	18,928
268		Tompkins Trustco, Inc	11,218
360		Trico Bancshares	8,521
2,095		Trustco Bank Corp NY	20,070
1,343		Trustmark Corp	37,658
2,592		UCBH Holdings, Inc	48,263
770		UMB Financial Corp	29,075
1,513		Umpqua Holdings Corp	40,503
343		Union Bankshares Corp	8,897
1,300		UnionBanCal Corp	82,446
957		United Bankshares, Inc	33,524
790		United Community Banks, Inc	25,904
933		United Community Financial Corp	10,310
305		Univest Corp of Pennsylvania	7,555
44,849		US Bancorp	1,568,370
536		USB Holding Co, Inc	12,162
2,734		Valley National Bancorp	69,034
204		Vineyard National Bancorp	4,700
300	*	Virginia Commerce Bancorp	6,495
148		Virginia Financial Group, Inc	3,838
3,203		W Holding Co, Inc	16,015
47,563		Wachovia Corp	2,618,343
2,002		Washington Federal, Inc	46,967
22,349		Washington Mutual, Inc	902,453
378		Washington Trust Bancorp, Inc	10,134
1,157		Webster Financial Corp	55,548
84,734		Wells Fargo & Co	2,917,392
594		WesBanco, Inc	18,337
539		West Bancorporation, Inc	8,134
463		West Coast Bancorp	14,802
810		Westamerica Bancorporation	39,018
340	*	Western Alliance Bancorp	10,554
19,465		Western Union Co	427,257
984		Westfield Financial, Inc	10,548
1,690		Whitney Holding Corp	51,680
404		Willow Grove Bancorp, Inc	5,212
1,670		Wilmington Trust Corp	70,424
396		Wilshire Bancorp, Inc	6,494

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
687		Wintrust Financial Corp	$30,647
197		WSFS Financial Corp	12,703
400		Yardville National Bancorp	14,524
2,677		Zions Bancorporation	226,260
		TOTAL DEPOSITORY INSTITUTIONS	38,414,123

EATING AND DRINKING PLACES - 0.95%
512	*	AFC Enterprises	10,266
2,086		Applebees International, Inc	51,691
289	*	BJ's Restaurants, Inc	6,107
945		Bob Evans Farms, Inc	34,918
2,979		Brinker International, Inc	97,413
131	*	Buffalo Wild Wings, Inc	8,345
651		Burger King Holdings, Inc	14,062
599	*	California Pizza Kitchen, Inc	19,701
819		CBRL Group, Inc	37,920
944	*	CEC Entertainment, Inc	39,214
2,120	*	Cheesecake Factory	56,498
443	*	Chipotle Mexican Grill, Inc (Class B)	25,428
1,534		CKE Restaurants, Inc	28,931
869	*	Cosi, Inc	4,849
3,629		Darden Restaurants, Inc	149,479
2,338	*	Denny's Corp	11,456
801	*	Domino's Pizza, Inc	26,008
571		IHOP Corp	33,489
985	*	Jack in the Box, Inc	68,093
1,773	*	Krispy Kreme Doughnuts, Inc	18,067
601		Landry's Restaurants, Inc	17,790
602	*	Luby's, Inc	5,882
302	*	McCormick & Schmick's Seafood Restaurants, Inc	8,097
31,327		McDonald's Corp	1,411,281
553	*	O'Charleys, Inc	10,667
1,645		OSI Restaurant Partners, Inc	64,978
570	*	Papa John's International, Inc	16,758
797	*	PF Chang's China Bistro, Inc	33,378
964	*	Rare Hospitality International, Inc	29,007
371	*	Red Robin Gourmet Burgers, Inc	14,402
1,586		Ruby Tuesday, Inc	45,360
330	*	Ruth's Chris Steak House, Inc	6,719
2,219	*	Sonic Corp	49,439
19,466	*	Starbucks Corp	610,454
890	*	Steak N Shake Co	14,925
1,092	*	Texas Roadhouse, Inc (Class A)	15,561
4,896		Tim Hortons, Inc	148,936
1,594		Triarc Cos (Class B)	27,401
2,998		Wendy's International, Inc	93,837
6,817		Yum! Brands, Inc	393,750
		TOTAL EATING AND DRINKING PLACES	3,760,557

EDUCATIONAL SERVICES - 0.13%
3,400	*	Apollo Group, Inc (Class A)	149,260
2,538	*	Career Education Corp	77,409
2,375	*	Corinthian Colleges, Inc	32,656
1,572		DeVry, Inc	46,138

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
470	*	Educate, Inc	$3,600
1,129	*	ITT Educational Services, Inc	92,002
1,166	*	Laureate Education, Inc	68,759
381		Strayer Education, Inc	47,625
561	*	Universal Technical Institute, Inc	12,948
		TOTAL EDUCATIONAL SERVICES	530,397

ELECTRIC, GAS, AND SANITARY SERVICES - 4.36%
17,012	*	AES Corp	366,098
2,014		AGL Resources, Inc	86,038
4,238	*	Allegheny Energy, Inc	208,255
547		Allete, Inc	25,501
3,079		Alliant Energy Corp	138,001
6,436	*	Allied Waste Industries, Inc	81,029
5,004		Ameren Corp	251,701
400		American Ecology Corp	7,684
9,805		American Electric Power Co, Inc	477,994
401		American States Water Co	14,785
3,314		Aqua America, Inc	74,399
9,595	*	Aquila, Inc	40,107
2,086		Atmos Energy Corp	65,250
1,238		Avista Corp	29,997
875		Black Hills Corp	32,174
444		California Water Service Group	17,014
442		Cascade Natural Gas Corp	11,647
553	*	Casella Waste Systems, Inc (Class A)	5,397
8,025		Centerpoint Energy, Inc	143,969
467		CH Energy Group, Inc	22,738
400	*	Clean Harbors, Inc	18,088
1,455		Cleco Corp	37,583
5,689		CMS Energy Corp	101,264
6,144		Consolidated Edison, Inc	313,713
4,428		Constellation Energy Group, Inc	385,015
2,952	*	Covanta Holding Corp	65,475
681		Crosstex Energy, Inc	19,579
8,797		Dominion Resources, Inc	780,910
3,071		DPL, Inc	95,477
4,381		DTE Energy Co	209,850
31,389		Duke Energy Corp	636,883
1,878		Duquesne Light Holdings, Inc	37,166
8,262		Edison International	405,912
16,666		El Paso Corp	241,157
1,465	*	El Paso Electric Co	38,603
665		Empire District Electric Co	16,492
1,914		Energen Corp	97,403
3,852		Energy East Corp	93,835
177		EnergySouth, Inc	7,422
5,170		Entergy Corp	542,436
16,881		Exelon Corp	1,159,894
8,399		FirstEnergy Corp	556,350
10,216		FPL Group, Inc	624,913
2,033		Great Plains Energy, Inc	65,971
1,942		Hawaiian Electric Industries, Inc	50,473
1,026		Idacorp, Inc	34,720

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,960		Integrys Energy Group, Inc	$108,800
300		ITC Holdings Corp	12,987
4,393		KeySpan Corp	180,772
2,750		Kinder Morgan, Inc	292,738
511		Laclede Group, Inc	15,882
4,648		MDU Resources Group, Inc	133,584
670		Metal Management, Inc	30,954
461		MGE Energy, Inc	16,347
6,813	*	Mirant Corp	275,654
2,122		National Fuel Gas Co	91,798
729		New Jersey Resources Corp	36,486
1,150		Nicor, Inc	55,683
6,747		NiSource, Inc	164,897
3,964		Northeast Utilities	129,900
689		Northwest Natural Gas Co	31,467
933		NorthWestern Corp	33,056
3,471	*	NRG Energy, Inc	250,051
2,778		NSTAR	97,563
2,378		OGE Energy Corp	92,266
2,944		Oneok, Inc	132,480
300		Ormat Technologies, Inc	12,588
890		Otter Tail Corp	30,474
4,920		Pepco Holdings, Inc	142,778
8,826		PG&E Corp	426,031
90	*	Pico Holdings, Inc	3,844
2,158		Piedmont Natural Gas Co, Inc	56,928
400	*	Pike Electric Corp	7,232
2,464		Pinnacle West Capital Corp	118,888
1,364	*	Plug Power, Inc	4,310
1,795		PNM Resources, Inc	57,979
691		Portland General Electric Co	20,177
9,584		PPL Corp	391,986
6,443		Progress Energy, Inc	324,985
445	m,v*	Progress Energy, Inc	4
6,399		Public Service Enterprise Group, Inc	531,373
2,999		Puget Energy, Inc	77,014
2,210		Questar Corp	197,154
8,031	*	Reliant Energy, Inc	163,190
4,306		Republic Services, Inc	119,793
800		Resource America, Inc (Class A)	18,904
2,837		SCANA Corp	122,473
6,490		Sempra Energy	395,955
4,965	*	Sierra Pacific Resources	86,292
648		SJW Corp	26,231
672		South Jersey Industries, Inc	25,570
18,652		Southern Co	683,596
2,494		Southern Union Co	75,817
1,030		Southwest Gas Corp	40,036
487		Southwest Water Co	7,023
1,143	*	Stericycle, Inc	93,154
1,592		Synagro Technologies, Inc	9,074
5,187		TECO Energy, Inc	89,268
11,538		TXU Corp	739,586
2,660		UGI Corp	71,049

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
575		UIL Holdings Corp	$19,952
758		Unisource Energy Corp	28,463
2,064		Vectren Corp	59,030
1,705	*	Waste Connections, Inc	51,048
565	*	Waste Services, Inc	5,616
2,264		Westar Energy, Inc	62,305
1,175		WGL Holdings, Inc	37,576
15,063		Williams Cos, Inc	428,693
2,853		Wisconsin Energy Corp	138,428
10,609		Xcel Energy, Inc	261,936
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	17,183,530

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.97%
722	*	Actel Corp	11,927
1,166		Acuity Brands, Inc	63,477
2,884	*	Adaptec, Inc	11,161
3,168	*	ADC Telecommunications, Inc	53,032
1,713		Adtran, Inc	41,712
938	*	Advanced Analogic Technologies, Inc	6,172
609	*	Advanced Energy Industries, Inc	12,813
13,577	*	Advanced Micro Devices, Inc	177,316
1,672	*	Aeroflex, Inc	21,987
4,255	*	Agere Systems, Inc	96,248
8,948		Altera Corp	178,871
687	*	American Superconductor Corp	9,254
2,763		Ametek, Inc	95,434
982	*	AMIS Holdings, Inc	10,753
2,073	*	Amkor Technology, Inc	25,871
2,296		Amphenol Corp (Class A)	148,253
1,240	*	Anadigics, Inc	14,657
9,019		Analog Devices, Inc	311,065
4,336	*	Andrew Corp	45,918
21,556	*	Apple Computer, Inc	2,002,768
9,310	*	Applied Micro Circuits Corp	33,981
2,569	*	Arris Group, Inc	36,172
1,331	*	Atheros Communications, Inc	31,851
10,601	*	Atmel Corp	53,323
973	*	ATMI, Inc	29,745
4,326	*	Avanex Corp	7,744
3,411	*	Avnet, Inc	123,274
1,162		AVX Corp	17,662
810		Baldor Electric Co	30,569
257		Bel Fuse, Inc (Class B)	9,948
1,878	*	Benchmark Electronics, Inc	38,799
1,449	*	Bookham, Inc	3,289
11,400	*	Broadcom Corp (Class A)	365,598
9,697	*	Brocade Communications Systems, Inc	92,315
580	*	CalAmp Corp	5,005
2,707	*	Capstone Turbine Corp	2,869
931	*	C-COR, Inc	12,904
673	*	Ceradyne, Inc	36,840
1,008	*	Checkpoint Systems, Inc	23,849
717	*	China BAK Battery, Inc	2,330
2,233	*	Ciena Corp	62,412

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
154,090	*	Cisco Systems, Inc	$3,933,918
600	*	Color Kinetics, Inc	11,658
456	*	Comtech Telecommunications Corp	17,661
10,588	*	Conexant Systems, Inc	17,470
2,139	*	Cree, Inc	35,208
1,104		CTS Corp	15,257
360		Cubic Corp	7,790
3,443	*	Cypress Semiconductor Corp	63,868
513	*	Diodes, Inc	17,878
695	*	Ditech Networks, Inc	5,643
721	*	Dolby Laboratories, Inc (Class A)	24,882
795	*	DSP Group, Inc	15,105
473	*	DTS, Inc	11,461
1,002	*	Electro Scientific Industries, Inc	19,278
1,200	*	Emcore Corp	6,000
20,596		Emerson Electric Co	887,482
383	*	EMS Technologies, Inc	7,380
1,395	*	Energizer Holdings, Inc	119,035
1,010	*	Energy Conversion Devices, Inc	35,289
1,186	*	EnerSys	20,375
1,721	*	Evergreen Solar, Inc	16,780
901	*	Exar Corp	11,929
3,140	*	Fairchild Semiconductor International, Inc	52,501
4,657	*	Finisar Corp	16,299
300	*	First Solar, Inc	15,603
576		Franklin Electric Co, Inc	26,784
1,189	*	FuelCell Energy, Inc	9,346
6,578	*	Gemstar-TV Guide International, Inc	27,562
625	*	Genlyte Group, Inc	44,094
2,670	*	GrafTech International Ltd	24,244
567	*	Greatbatch, Inc	14,458
1,653		Harman International Industries, Inc	158,820
2,383	*	Harmonic, Inc	23,401
3,396		Harris Corp	173,026
2,411	*	Hexcel Corp	47,858
332	*	Hittite Microwave Corp	13,336
20,974		Honeywell International, Inc	966,062
593	*	Hutchinson Technology, Inc	13,847
296	*	ID Systems, Inc	3,561
534	*	Ikanos Communications, Inc	4,149
862		Imation Corp	34,808
5,405	*	Integrated Device Technology, Inc	83,345
147,170		Intel Corp	2,815,362
1,294	*	Interdigital Communications Corp	40,981
1,847	*	International Rectifier Corp	70,574
3,852		Intersil Corp (Class A)	102,039
499		Inter-Tel, Inc	11,796
916	*	InterVoice, Inc	6,082
290	*	iRobot Corp	3,790
529	*	IXYS Corp	5,412
1,336	*	Jarden Corp	51,169
5,274	*	JDS Uniphase Corp	80,323
2,675	*	Kemet Corp	20,464
3,051		L-3 Communications Holdings, Inc	266,871

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
358	*	Lamson & Sessions Co	$9,949
2,469	*	Lattice Semiconductor Corp	14,444
1,041		Lincoln Electric Holdings, Inc	62,002
7,634		Linear Technology Corp	241,158
463	*	Littelfuse, Inc	18,798
293	*	Loral Space & Communications, Inc	14,908
508		LSI Industries, Inc	8,504
10,469	*	LSI Logic Corp	109,296
1,123	*	Mattson Technology, Inc	10,219
7,978		Maxim Integrated Products, Inc	234,553
375	*	Maxwell Technologies, Inc	4,695
366	*	Medis Technologies Ltd	6,189
3,609	*	MEMC Electronic Materials, Inc	218,633
597	*	Mercury Computer Systems, Inc	8,280
1,436		Methode Electronics, Inc	21,210
1,757	*	Micrel, Inc	19,362
5,430		Microchip Technology, Inc	192,928
18,229	*	Micron Technology, Inc	220,206
1,829	*	Microsemi Corp	38,061
1,400	*	Microtune, Inc	5,768
2,839	*	Mindspeed Technologies, Inc	6,161
1,154	*	MIPS Technologies, Inc	10,305
696	*	Mobility Electronics, Inc	2,165
3,603		Molex, Inc	101,605
700	*	Monolithic Power Systems, Inc	9,030
867	*	Moog, Inc (Class A)	36,111
603	*	MoSys, Inc	5,065
62,226		Motorola, Inc	1,099,533
2,667	*	MRV Communications, Inc	9,468
300	*	Multi-Fineline Electronix, Inc	4,605
128		National Presto Industries, Inc	7,890
8,503		National Semiconductor Corp	205,262
300	*	Netlogic Microsystems, Inc	7,986
9,543	*	Network Appliance, Inc	348,510
3,326	*	Novellus Systems, Inc	106,499
8,924	*	Nvidia Corp	256,833
1,167	*	Omnivision Technologies, Inc	15,124
3,389	*	ON Semiconductor Corp	30,230
2,142	*	Openwave Systems, Inc	17,457
752	*	Oplink Communications, Inc	13,513
517	*	Optical Communication Products, Inc	693
347	*	OSI Systems, Inc	9,175
400		Park Electrochemical Corp	10,848
474	*	Parkervision, Inc	6,262
271	*	Pericom Semiconductor Corp	2,650
1,081	*	Photronics, Inc	16,810
1,280		Plantronics, Inc	30,234
1,179	*	Plexus Corp	20,220
557	*	PLX Technology, Inc	5,425
4,913	*	PMC - Sierra, Inc	34,440
2,444	*	Polycom, Inc	81,459
108	*	Powell Industries, Inc	3,456
2,364	*	Power-One, Inc	13,522
2,962	*	Powerwave Technologies, Inc	16,854

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,162	*	QLogic Corp	$70,754
42,270		Qualcomm, Inc	1,803,238
1,165	*	Quantum Fuel Systems Technologies Worldwide, Inc	1,421
3,459		RadioShack Corp	93,497
455	*	Radyne Corp	4,150
2,024	*	Rambus, Inc	43,010
354		Raven Industries, Inc	9,930
794		Regal-Beloit Corp	36,826
4,968	*	RF Micro Devices, Inc	30,951
458	*	Rogers Corp	20,312
14,370	*	Sanmina-SCI Corp	52,019
1,640	*	Semtech Corp	22,107
2,200	*	Silicon Image, Inc	17,952
1,289	*	Silicon Laboratories, Inc	38,567
2,309	*	Silicon Storage Technology, Inc	11,383
642	*	Sirenza Microdevices, Inc	5,534
36,213	*	Sirius Satellite Radio, Inc	115,882
3,963	*	Skyworks Solutions, Inc	22,787
850	*	Spansion, Inc (Class A)	10,361
1,075	*	Spectrum Brands, Inc	6,805
398	*	Standard Microsystems Corp	12,155
200	*	Sunpower Corp (Class A)	9,100
400	*	Supertex, Inc	13,284
5,522	*	Sycamore Networks, Inc	20,652
1,400	*	Symmetricom, Inc	11,620
620	*	Synaptics, Inc	15,860
1,002		Technitrol, Inc	26,242
1,594	*	Tekelec	23,767
991		Teleflex, Inc	67,457
11,241	*	Tellabs, Inc	111,286
1,148	*	Tessera Technologies, Inc	45,622
36,226		Texas Instruments, Inc	1,090,403
1,611	*	Thomas & Betts Corp	78,649
5,130	*	Transmeta Corp	2,924
2,723	*	Transwitch Corp	4,330
1,456	*	Trident Microsystems, Inc	29,207
2,542	*	Triquint Semiconductor, Inc	12,710
1,148	*	TTM Technologies, Inc	10,952
400	*	Universal Display Corp	6,036
400	*	Universal Electronics, Inc	11,144
2,735	*	Utstarcom, Inc	22,673
1,441	*	Varian Semiconductor Equipment Associates, Inc	76,921
559	*	Viasat, Inc	18,430
270		Vicor Corp	2,705
4,556	*	Vishay Intertechnology, Inc	63,693
392	*	Volterra Semiconductor Corp	5,120
1,812		Whirlpool Corp	153,857
8,756		Xilinx, Inc	225,292
652	*	Zhone Technologies, Inc	808
359	*	Zoltek Cos, Inc	12,540
1,164	*	Zoran Corp	19,811
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	23,515,781

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.74%
499	*	Advisory Board Co	$25,259
2,651	*	Amylin Pharmaceuticals, Inc	99,041
1,934	*	Applera Corp (Celera Genomics Group)	27,463
1,473	*	Ariad Pharmaceuticals, Inc	6,614
462		CDI Corp	13,361
9,167	*	Celgene Corp	480,901
304	*	Cornell Cos, Inc	6,147
1,045		Corporate Executive Board Co	79,378
193	*	CRA International, Inc	10,071
1,159	*	CV Therapeutics, Inc	9,121
1,224	*	deCODE genetics, Inc	4,468
656		Diamond Management & Technology Consultants, Inc	7,669
800	*	Diversa Corp	6,248
1,615	*	eResearch Technology, Inc	12,694
2,026	*	Exelixis, Inc	20,138
338	*	Exponent, Inc	6,743
557	*	First Consulting Group, Inc	5,069
2,206		Fluor Corp	197,922
1,427	*	Gen-Probe, Inc	67,183
1,141	*	Harris Interactive, Inc	6,880
2,568	*	Hewitt Associates, Inc (Class A)	75,063
446	*	Huron Consulting Group, Inc	27,135
1,684	*	Incyte Corp	11,098
688	*	Infrasource Services, Inc	21,005
2,316	*	Isis Pharmaceuticals, Inc	21,469
3,012	*	Jacobs Engineering Group, Inc	140,510
319	*	Kendle International, Inc	11,331
230		Landauer, Inc	11,610
620	*	LECG Corp	8,978
1,784	*	Lexicon Genetics, Inc	6,476
800	*	Lifecell Corp	19,976
563	*	Luminex Corp	7,724
643		MAXIMUS, Inc	22,171
393	*	Maxygen, Inc	4,382
3,141	*	Monogram Biosciences, Inc	6,094
6,083		Moody's Corp	377,511
265	*	MTC Technologies, Inc	5,573
1,022	*	Myriad Genetics, Inc	35,218
1,293	*	Navigant Consulting, Inc	25,550
692	*	Omnicell, Inc	14,477
8,444		Paychex, Inc	319,774
551	*	PharmaNet Development Group, Inc	14,326
3,874		Quest Diagnostics, Inc	193,196
1,461	*	Regeneron Pharmaceuticals, Inc	31,587
3,534	*	Rentech, Inc	11,097
1,302	*	Resources Connection, Inc	41,651
682	*	Rigel Pharmaceuticals, Inc	7,407
1,800	*	SAIC, Inc	31,176
1,380	*	Savient Pharmaceuticals, Inc	16,588
539	*	Senomyx, Inc	6,673
2,024	*	Shaw Group, Inc	63,290
700	*	Symyx Technologies, Inc	12,404
325	*	Tejon Ranch Co	15,372
1,200	*	Telik, Inc	6,516

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,586	*	Tetra Tech, Inc	$30,229
482	*	Trimeris, Inc	3,316
1,320	*	URS Corp	56,219
700	*	Washington Group International, Inc	46,494
1,094		Watson Wyatt & Co Holdings (Class A)	53,223
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,906,259

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
962	*	Home Solutions of America, Inc	4,569
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	4,569

FABRICATED METAL PRODUCTS - 0.42%
822	*	Alliant Techsystems, Inc	72,270
298		Ameron International Corp	19,626
919		Aptargroup, Inc	61,509
2,667		Ball Corp	122,282
500		CIRCOR International, Inc	17,850
3,196		Commercial Metals Co	100,195
325	*	Commercial Vehicle Group, Inc	6,695
1,378		Crane Co	55,699
4,184	*	Crown Holdings, Inc	102,341
400	*	Dynamic Materials Corp	13,088
1,009	*	Griffon Corp	24,973
100		Gulf Island Fabrication, Inc	2,674
12,491		Illinois Tool Works, Inc	644,536
367		Insteel Industries, Inc	6,162
362	*	Ladish Co, Inc	13,626
201		Lifetime Brands, Inc	4,199
913	*	Mobile Mini, Inc	24,450
2,511		Mueller Water Products, Inc (Class A)	34,677
551	*	NCI Building Systems, Inc	26,305
2,626		Pentair, Inc	81,826
576		Silgan Holdings, Inc	29,439
954		Simpson Manufacturing Co, Inc	29,421
744	*	Smith & Wesson Holding Corp	9,739
1,508		Snap-On, Inc	72,535
2,026	*	Taser International, Inc	16,269
566		Valmont Industries, Inc	32,732
763		Watts Water Technologies, Inc (Class A)	29,017
		TOTAL FABRICATED METAL PRODUCTS	1,654,135

FOOD AND KINDRED PRODUCTS - 2.81%
19,451		Anheuser-Busch Cos, Inc	981,497
16,620		Archer Daniels Midland Co	609,954
300	*	Boston Beer Co, Inc (Class A)	10,005
5,866		Campbell Soup Co	228,481
200		Coca-Cola Bottling Co Consolidated	11,326
51,407		Coca-Cola Co	2,467,536
7,594		Coca-Cola Enterprises, Inc	153,778
13,090		ConAgra Foods, Inc	326,072
5,012	*	Constellation Brands, Inc (Class A)	106,154
1,935		Corn Products International, Inc	68,867
1,501	*	Darling International, Inc	9,756
5,488		Del Monte Foods Co	63,002

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
401		Diamond Foods, Inc	$6,677
300		Farmer Bros Co	6,810
1,356		Flowers Foods, Inc	40,911
8,804		General Mills, Inc	512,569
8,452		H.J. Heinz Co	398,258
1,572	*	Hansen Natural Corp	59,547
4,266		Hershey Co	233,180
1,703		Hormel Foods Corp	63,335
296		Imperial Sugar Co	9,925
568		J&J Snack Foods Corp	22,430
1,464		J.M. Smucker Co	78,060
561	*	Jones Soda Co	11,343
6,175		Kellogg Co	317,580
5,244		Kraft Foods, Inc (Class A)	166,025
532		Lancaster Colony Corp	23,509
991		Lance, Inc	20,058
274	*	M&F Worldwide Corp	13,045
3,222		McCormick & Co, Inc	124,111
239		MGP Ingredients, Inc	4,868
1,229		Molson Coors Brewing Co (Class B)	116,288
283	*	Peet's Coffee & Tea, Inc	7,816
3,429		Pepsi Bottling Group, Inc	109,351
1,453		PepsiAmericas, Inc	32,431
41,659		PepsiCo, Inc	2,647,846
1,022	*	Performance Food Group Co	31,549
358		Premium Standard Farms, Inc	7,532
708	*	Ralcorp Holdings, Inc	45,524
427		Reddy Ice Holdings, Inc	12,887
466		Sanderson Farms, Inc	17,270
19,234		Sara Lee Corp	325,439
2,442	*	Smithfield Foods, Inc	73,138
950		Tootsie Roll Industries, Inc	28,471
1,164		Topps Co, Inc	11,314
784	*	TreeHouse Foods, Inc	23,888
5,837		Tyson Foods, Inc (Class A)	113,296
5,917		Wrigley (Wm.) Jr Co	301,353
		TOTAL FOOD AND KINDRED PRODUCTS	11,054,062

FOOD STORES - 0.27%
35		Arden Group, Inc (Class A)	4,672
453		Great Atlantic & Pacific Tea Co, Inc	15,031
636		Ingles Markets, Inc (Class A)	25,974
18,259		Kroger Co	515,817
839	*	Panera Bread Co (Class A)	49,551
588	*	Pantry, Inc	26,589
1,200	*	Pathmark Stores, Inc	15,360
1,005		Ruddick Corp	30,230
5,098		Supervalu, Inc	199,179
314		Weis Markets, Inc	14,036
3,498		Whole Foods Market, Inc	156,885
665	*	Wild Oats Markets, Inc	12,103
		TOTAL FOOD STORES	1,065,427

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.13%
1,965		Rayonier, Inc	$84,495
5,678		Weyerhaeuser Co	424,374
		TOTAL FORESTRY	508,869

FURNITURE AND FIXTURES - 0.31%
856		Ethan Allen Interiors, Inc	30,251
1,351		Furniture Brands International, Inc	21,319
1,706		Herman Miller, Inc	57,134
1,519		Hillenbrand Industries, Inc	90,183
1,341		HNI Corp	61,592
164		Hooker Furniture Corp	3,288
1,255		Interface, Inc (Class A)	20,067
4,885		Johnson Controls, Inc	462,219
620		Kimball International, Inc (Class B)	11,954
1,120		La-Z-Boy, Inc	13,866
4,711		Leggett & Platt, Inc	106,798
9,956		Masco Corp	272,794
522		Sealy Corp	9,125
1,137	*	Select Comfort Corp	20,239
340		Stanley Furniture Co, Inc	7,072
1,121		Tempur-Pedic International, Inc	29,135
764	*	Williams Scotsman International, Inc	15,020
		TOTAL FURNITURE AND FIXTURES	1,232,056

FURNITURE AND HOME FURNISHINGS STORES - 0.21%
7,082	*	Bed Bath & Beyond, Inc	284,484
4,606		Circuit City Stores, Inc	85,349
707	*	Cost Plus, Inc	7,070
3,384	*	GameStop Corp (Class A)	110,217
672	*	Guitar Center, Inc	30,321
768		Haverty Furniture Cos, Inc	10,752
864		Knoll, Inc	20,589
1,303	*	Mohawk Industries, Inc	106,911
2,367	*	Pier 1 Imports, Inc	16,356
741	*	Restoration Hardware, Inc	4,861
1,989		Steelcase, Inc (Class A)	39,561
668		Tuesday Morning Corp	9,913
2,484		Williams-Sonoma, Inc	88,083
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	814,467

GENERAL BUILDING CONTRACTORS - 0.29%
90	*	Avatar Holdings, Inc	6,430
1,053		Beazer Homes USA, Inc	30,569
344		Brookfield Homes Corp	11,042
165	*	Cavco Industries, Inc	5,767
2,932		Centex Corp	122,499
7,940		DR Horton, Inc	174,680
1,288	*	Hovnanian Enterprises, Inc (Class A)	32,406
2,070		KB Home	88,327
3,324		Lennar Corp (Class A)	140,306
325		Levitt Corp (Class A)	3,026
266		M/I Homes, Inc	7,062
532		McGrath RentCorp	16,848
834		MDC Holdings, Inc	40,090

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
586	*	Meritage Homes Corp	$18,822
120	*	NVR, Inc	79,800
429	*	Palm Harbor Homes, Inc	6,152
514	*	Perini Corp	18,946
5,294		Pulte Homes, Inc	140,079
1,022		Ryland Group, Inc	43,118
1,437		Standard-Pacific Corp	29,990
382		Technical Olympic USA, Inc	1,524
3,278	*	Toll Brothers, Inc	89,752
1,122		Walter Industries, Inc	27,769
909	*	WCI Communities, Inc	19,398
		TOTAL GENERAL BUILDING CONTRACTORS	1,154,402

GENERAL MERCHANDISE STORES - 1.76%
1,137	*	99 Cents Only Stores	16,748
3,096	*	Big Lots, Inc	96,843
1,740	*	BJ's Wholesale Club, Inc	58,864
801	*	Cabela's, Inc	19,873
1,339		Casey's General Stores, Inc	33,488
207	*	Conn's, Inc	5,123
11,963		Costco Wholesale Corp	644,088
1,549		Dillard's, Inc (Class A)	50,699
8,151		Dollar General Corp	172,394
3,892		Family Dollar Stores, Inc	115,281
13,912		Federated Department Stores, Inc	626,736
1,283		Fred's, Inc	18,860
5,870		JC Penney Co, Inc	482,279
373	*	Retail Ventures, Inc	7,852
3,234		Saks, Inc	67,397
556		Stein Mart, Inc	9,074
21,818		Target Corp	1,292,935
11,517		TJX Cos, Inc	310,498
62,171		Wal-Mart Stores, Inc	2,918,928
		TOTAL GENERAL MERCHANDISE STORES	6,947,960

HEALTH SERVICES - 1.39%
1,059	*	Alliance Imaging, Inc	9,245
676	*	Amedisys, Inc	21,923
4,828		AmerisourceBergen Corp	254,677
793	*	Amsurg Corp	19,421
796	*	Apria Healthcare Group, Inc	25,671
500	*	Bio-Reference Labs, Inc	12,700
315		Brookdale Senior Living, Inc	14,068
2,603		Cigna Corp	371,344
2,381	*	Community Health Systems, Inc	83,930
135	*	Corvel Corp	4,084
1,241	*	Covance, Inc	73,641
3,958	*	Coventry Health Care, Inc	221,846
941	*	Cross Country Healthcare, Inc	17,154
2,701	*	DaVita, Inc	144,017
1,437	*	Edwards Lifesciences Corp	72,856
604	*	Enzo Biochem, Inc	9,108
2,938	*	Express Scripts, Inc	237,155
817	*	Five Star Quality Care, Inc	8,399

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
517	*	Genesis HealthCare Corp	$32,628
671	*	Gentiva Health Services, Inc	13,534
5,904		Health Management Associates, Inc (Class A)	64,176
867	*	Healthways, Inc	40,532
270	*	Horizon Health Corp	5,278
708	*	Kindred Healthcare, Inc	23,208
3,121	*	Laboratory Corp of America Holdings	226,678
404		LCA-Vision, Inc	16,641
294	*	LHC Group, Inc	9,534
1,383	*	LifePoint Hospitals, Inc	52,858
2,396	*	Lincare Holdings, Inc	87,813
959	*	Magellan Health Services, Inc	40,278
1,789		Manor Care, Inc	97,250
450	*	Matria Healthcare, Inc	11,862
7,616		McKesson Corp	445,841
170	*	Medcath Corp	4,641
7,588	*	Medco Health Solutions, Inc	550,358
175		National Healthcare Corp	8,921
2,300	*	Nektar Therapeutics	30,038
631	*	Odyssey HealthCare, Inc	8,285
2,930		Omnicare, Inc	116,526
1,087		Option Care, Inc	14,457
1,266	*	Pediatrix Medical Group, Inc	72,238
2,609		Pharmaceutical Product Development, Inc	87,897
1,358	*	Psychiatric Solutions, Inc	54,741
400	*	Radiation Therapy Services, Inc	12,256
500	*	RehabCare Group, Inc	7,935
1,449	*	Sierra Health Services, Inc	59,655
610	*	Stereotaxis, Inc	7,259
594	*	Sun Healthcare Group, Inc	7,336
1,145	*	Sunrise Senior Living, Inc	45,250
467	*	Symbion, Inc	9,158
12,116	*	Tenet Healthcare Corp	77,906
2,123	*	Triad Hospitals, Inc	110,927
1,188	*	United Surgical Partners International, Inc	36,602
1,141		Universal Health Services, Inc (Class B)	65,334
309	*	VistaCare, Inc (Class A)	2,688
16,097	*	WellPoint, Inc	1,305,467
		TOTAL HEALTH SERVICES	5,465,225

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
933		Granite Construction, Inc	51,558
529	*	Matrix Service Co	10,702
231	*	Sterling Construction Co, Inc	4,403
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	66,663

HOLDING AND OTHER INVESTMENT OFFICES - 2.78%
690		Acadia Realty Trust	17,988
861	*	Affiliated Managers Group, Inc	93,289
863	*	Affordable Residential Communities LP	10,468
496		Agree Realty Corp	16,933
54	*	Alexander's, Inc	22,232
586		Alexandria Real Estate Equities, Inc	58,817
3,428		Allied Capital Corp	98,761

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES	COMPANY	VALUE
2,246	AMB Property Corp	$132,042
400	American Campus Communities, Inc	12,116
3,293	American Financial Realty Trust	33,193
1,135	American Home Mortgage Investment Corp	30,634
6,232	Annaly Mortgage Management, Inc	96,471
1,284	Anthracite Capital, Inc	15,408
1,557	Anworth Mortgage Asset Corp	15,212
2,490	Apartment Investment & Management Co (Class A)	143,648
2,088	Apollo Investment Corp	44,683
197	Arbor Realty Trust, Inc	5,997
5,410	Archstone-Smith Trust	293,655
1,164	Ashford Hospitality Trust, Inc	13,898
1,906	AvalonBay Communities, Inc	247,780
1,443	BioMed Realty Trust, Inc	37,951
2,922	Boston Properties, Inc	343,043
2,273	Brandywine Realty Trust	75,941
1,328	BRE Properties, Inc (Class A)	83,863
1,452	Camden Property Trust	102,090
637	Capital Lease Funding, Inc	6,822
79	Capital Southwest Corp	12,140
373	Capital Trust, Inc (Class A)	16,998
1,657	CBL & Associates Properties, Inc	74,300
777	Cedar Shopping Centers, Inc	12,587
300	Cherokee, Inc	12,918
1,100	Colonial Properties Trust	50,237
336	Compass Diversified Trust	5,635
957	Corporate Office Properties Trust	43,716
936	Cousins Properties, Inc	30,757
2,446	Crescent Real Estate Equities Co	49,067
3,920	DCT Industrial Trust, Inc	46,374
1,329	Deerfield Triarc Capital Corp	19,922
2,905	Developers Diversified Realty Corp	182,724
1,659	DiamondRock Hospitality Co	31,521
870	Digital Realty Trust, Inc	34,713
1,700	Douglas Emmett, Inc	43,401
3,598	Duke Realty Corp	156,405
570	EastGroup Properties, Inc	29,087
600	Education Realty Trust, Inc	8,868
663	Entertainment Properties Trust	39,946
1,440	Equity Inns, Inc	23,587
476	Equity Lifestyle Properties, Inc	25,709
800	Equity One, Inc	21,200
7,352	Equity Residential	354,587
618	Essex Property Trust, Inc	80,019
1,100	Extra Space Storage, Inc	20,834
1,367	Federal Realty Investment Trust	123,878
1,572	FelCor Lodging Trust, Inc	40,825
1,272	Fieldstone Investment Corp	3,905
1,143	First Industrial Realty Trust, Inc	51,778
423	First Potomac Realty Trust	12,085
1,277	Franklin Street Properties Corp	24,493
3,885	Friedman Billings Ramsey Group, Inc (Class A)	21,445
4,334	General Growth Properties, Inc	279,846
629	Getty Realty Corp	18,077

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
236		Gladstone Capital Corp	$5,588
430		Gladstone Investment Corp	6,394
789		Glimcher Realty Trust	21,319
800		GMH Communities Trust	7,992
400		Gramercy Capital Corp	12,272
350	*	Harris & Harris Group, Inc	4,522
4,886		Health Care Property Investors, Inc	176,043
1,826		Health Care REIT, Inc	80,161
1,251		Healthcare Realty Trust, Inc	46,662
706		Hersha Hospitality Trust	8,317
1,539		Highland Hospitality Corp	27,394
1,624		Highwoods Properties, Inc	64,132
956		Home Properties, Inc	50,486
1,700		HomeBanc Corp	5,933
2,316		Hospitality Properties Trust	108,389
13,064		Host Marriott Corp	343,714
5,594		HRPT Properties Trust	68,806
2,165		IMPAC Mortgage Holdings, Inc	10,825
1,748		Inland Real Estate Corp	32,058
920		Innkeepers U.S.A. Trust	14,978
1,600		Investors Real Estate Trust	16,944
7,600		iShares Russell 3000 Index Fund	628,064
2,822		iStar Financial, Inc	132,154
674		JER Investors Trust, Inc	12,819
800		Kilroy Realty Corp	59,000
5,650		Kimco Realty Corp	275,381
700		Kite Realty Group Trust	13,965
1,771		KKR Financial Corp	48,579
931		LaSalle Hotel Properties	43,161
1,759		Lexington Corporate Properties Trust	37,168
2,152		Liberty Property Trust	104,845
597		LTC Properties, Inc	15,468
1,028		Luminent Mortgage Capital, Inc	9,190
1,853		Macerich Co	171,143
1,407		Mack-Cali Realty Corp	67,015
956		Maguire Properties, Inc	33,995
1,021		Medical Properties Trust, Inc	14,998
2,141		MFA Mortgage Investments, Inc	16,486
569		Mid-America Apartment Communities, Inc	32,012
1,511	*	Mills Corp	38,138
913		National Health Investors, Inc	28,613
1,450		National Retail Properties, Inc	35,075
1,874		Nationwide Health Properties, Inc	58,581
2,873		New Plan Excel Realty Trust	94,895
1,140		Newcastle Investment Corp	31,612
700		NorthStar Realty Finance Corp	10,647
704	e	Novastar Financial, Inc	3,520
1,305		Omega Healthcare Investors, Inc	22,381
509		Parkway Properties, Inc	26,595
1,044		Pennsylvania Real Estate Investment Trust	46,281
4,562		Plum Creek Timber Co, Inc	179,834
1,037		Post Properties, Inc	47,422
1,045		Potlatch Corp	47,840
6,156		Prologis	399,709

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
437		PS Business Parks, Inc	$30,817
3,047		Public Storage, Inc	288,459
1,591		RAIT Investment Trust	44,453
311		Ramco-Gershenson Properties	11,106
5,957	*	Realogy Corp	176,387
2,302		Realty Income Corp	64,916
514		Redwood Trust, Inc	26,821
1,682		Regency Centers Corp	140,531
650		Republic Property Trust	7,468
340		Saul Centers, Inc	19,346
1,653		Senior Housing Properties Trust	39,507
5,559		Simon Property Group, Inc	618,439
1,336		SL Green Realty Corp	183,272
368		Sovran Self Storage, Inc	20,391
2,128		Spirit Finance Corp	31,707
478	*	Star Maritime Acquisition Corp	4,899
1,893		Strategic Hotels & Resorts, Inc	43,293
366		Sun Communities, Inc	11,353
1,496		Sunstone Hotel Investors, Inc	40,781
766		Tanger Factory Outlet Centers, Inc	30,939
273		Tarragon Corp	2,831
1,400		Taubman Centers, Inc	81,186
2,956		Thornburg Mortgage, Inc	76,856
3,488		UDR, Inc	106,803
488		Universal Health Realty Income Trust	17,446
562		Urstadt Biddle Properties, Inc (Class A)	10,993
1,218		U-Store-It Trust	24,506
2,686		Ventas, Inc	113,161
6,657		Virgin Media, Inc	168,089
3,308		Vornado Realty Trust	394,777
1,105		Washington Real Estate Investment Trust	41,349
2,101		Weingarten Realty Investors	99,924
600	*	Winston Hotels, Inc	9,018
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,937,858

HOTELS AND OTHER LODGING PLACES - 0.59%
632		Ameristar Casinos, Inc	20,294
469	*	Bluegreen Corp	5,295
1,136		Boyd Gaming Corp	54,119
890		Choice Hotels International, Inc	31,533
1,045	*	Gaylord Entertainment Co	55,249
665	*	Great Wolf Resorts, Inc	8,798
9,642		Hilton Hotels Corp	346,726
243	*	Isle of Capri Casinos, Inc	6,226
3,584	*	Las Vegas Sands Corp	310,410
530	*	Lodgian, Inc	7,081
485		Marcus Corp	11,281
8,054		Marriott International, Inc (Class A)	394,324
3,085	*	MGM Mirage	214,469
268	*	Monarch Casino & Resort, Inc	6,968
464	*	Morgans Hotel Group Co	9,749
300	*	Riviera Holdings Corp	8,385
5,427		Starwood Hotels & Resorts Worldwide, Inc	351,941
1,308		Station Casinos, Inc	113,234

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
720	*	Trump Entertainment Resorts, Inc	$13,010
796	*	Vail Resorts, Inc	43,247
5,086	*	Wyndham Worldwide Corp	173,687
1,247		Wynn Resorts Ltd	118,290
		TOTAL HOTELS AND OTHER LODGING PLACES	2,304,316

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.19%
19,064		3M Co	1,457,062
128		Aaon, Inc	3,345
696		Actuant Corp (Class A)	35,364
2,424	*	AGCO Corp	89,615
741		Albany International Corp (Class A)	26,632
359	*	Allis-Chalmers Energy, Inc	5,654
4,397		American Standard Cos, Inc	233,129
190		Ampco-Pittsburgh Corp	5,489
35,179		Applied Materials, Inc	644,479
455	*	Astec Industries, Inc	18,314
354	*	ASV, Inc	5,402
1,413	*	Asyst Technologies, Inc	9,933
2,844	*	Axcelis Technologies, Inc	21,728
1,861		Black & Decker Corp	151,895
472		Black Box Corp	17,247
776	*	Blount International, Inc	9,661
1,362		Briggs & Stratton Corp	42,018
2,121	*	Brooks Automation, Inc	36,375
796		Bucyrus International, Inc (Class A)	40,994
1,626		Carlisle Cos, Inc	69,804
328		Cascade Corp	19,641
16,885		Caterpillar, Inc	1,131,802
1,514		CDW Corp	93,005
2,247	*	Cirrus Logic, Inc	17,212
465	*	Columbus McKinnon Corp	10,411
1,196		Cummins, Inc	173,085
1,061		Curtiss-Wright Corp	40,891
1,006	*	Cymer, Inc	41,799
5,856		Deere & Co	636,196
58,415	*	Dell, Inc	1,355,812
1,867		Diebold, Inc	89,075
1,931		Donaldson Co, Inc	69,709
5,106		Dover Corp	249,224
802	*	Dresser-Rand Group, Inc	24,429
576	*	Dril-Quip, Inc	24,929
3,825		Eaton Corp	319,617
1,285	*	Electronics for Imaging, Inc	30,133
55,977	*	EMC Corp	775,281
1,918	*	Emulex Corp	35,080
549	*	EnPro Industries, Inc	19,791
3,733	*	Entegris, Inc	39,943
2,903	*	Extreme Networks, Inc	12,280
368	*	Flanders Corp	2,668
1,341		Flowserve Corp	76,692
1,696	*	FMC Technologies, Inc	118,313
1,308	*	Gardner Denver, Inc	45,584
6,285	*	Gateway, Inc	13,764

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
261	*	Gehl Co	$6,624
262,634		General Electric Co	9,286,738
996	*	Global Imaging Systems, Inc	19,422
602	*	Goodman Global, Inc	10,607
156		Gorman-Rupp Co	4,997
1,799		Graco, Inc	70,449
3,382	*	Grant Prideco, Inc	168,559
70,658		Hewlett-Packard Co	2,836,212
465	*	Hydril	44,752
1,320		IDEX Corp	67,162
1,307	*	Intermec, Inc	29,198
39,122		International Business Machines Corp	3,687,640
8,569		International Game Technology	346,016
471	*	Intevac, Inc	12,420
4,717		Jabil Circuit, Inc	100,991
3,127		Joy Global, Inc	134,148
277	*	Kadant, Inc	7,025
816		Kaydon Corp	34,729
1,026		Kennametal, Inc	69,368
700	*	Komag, Inc	22,911
1,778	*	Kulicke & Soffa Industries, Inc	16,446
3,482	*	Lam Research Corp	164,838
1,559		Lennox International, Inc	55,656
2,577	*	Lexmark International, Inc (Class A)	150,651
347		Lindsay Manufacturing Co	11,031
400		Lufkin Industries, Inc	22,472
1,577		Manitowoc Co, Inc	100,187
987	*	Micros Systems, Inc	53,288
126	*	Middleby Corp	16,612
907		Modine Manufacturing Co	20,770
142		Nacco Industries, Inc (Class A)	19,512
375	*	NATCO Group, Inc (Class A)	12,795
909	*	Netgear, Inc	25,934
286		NN, Inc	3,572
806		Nordson Corp	37,447
1,282	*	Oil States International, Inc	41,139
3,241		Pall Corp	123,158
2,354	*	Palm, Inc	42,678
3,006		Parker Hannifin Corp	259,448
1,062	*	Paxar Corp	30,479
3,577	*	Quantum Corp	9,658
714	*	Rackable Systems, Inc	12,117
535	*	RBC Bearings, Inc	17,885
115		Robbins & Myers, Inc	4,288
4,481		Rockwell Automation, Inc	268,277
3,122	*	Safeguard Scientifics, Inc	9,241
5,616	*	SanDisk Corp	245,981
270		Sauer-Danfoss, Inc	8,127
706	*	Scansource, Inc	18,949
1,684	*	Scientific Games Corp (Class A)	55,286
200	*	Semitool, Inc	2,600
571	*	Sigma Designs, Inc	14,994
23,271	*	Solectron Corp	73,304
1,571		SPX Corp	110,284

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
344		Standex International Corp	$9,807
2,097		Stanley Works	116,090
367	*	Tecumseh Products Co (Class A)	3,696
468		Tennant Co	14,737
2,594	*	Terex Corp	186,145
2,153		Timken Co	65,257
989		Toro Co	50,676
341	*	TurboChef Technologies, Inc	5,190
810	*	Ultratech, Inc	11,024
1,608	*	VA Software Corp	6,480
3,245	*	Varian Medical Systems, Inc	154,754
1,003	*	VeriFone Holdings, Inc	36,840
719		Watsco, Inc	36,719
5,786	*	Western Digital Corp	97,263
900		Woodward Governor Co	37,053
1,879	*	Zebra Technologies Corp (Class A)	72,548
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,313,857

INSTRUMENTS AND RELATED PRODUCTS - 4.17%
492	*	Abaxis, Inc	11,990
429	*	Abiomed, Inc	5,860
1,470	*	Advanced Medical Optics, Inc	54,684
1,784	*	Affymetrix, Inc	53,645
10,123	*	Agilent Technologies, Inc	341,044
1,500	*	Align Technology, Inc	23,790
3,774		Allergan, Inc	418,235
1,794	*	American Medical Systems Holdings, Inc	37,979
214	*	American Science & Engineering, Inc	11,271
360		Analogic Corp	22,637
700	*	Anaren, Inc	12,327
310	*	Angiodynamics, Inc	5,236
4,635		Applera Corp (Applied Biosystems Group)	137,057
232	*	Argon ST, Inc	6,139
785	*	Armor Holdings, Inc	52,854
547		Arrow International, Inc	17,592
700	*	Arthrocare Corp	25,228
449	*	Aspect Medical Systems, Inc	7,000
288		Badger Meter, Inc	7,646
2,573		Bard (C.R.), Inc	204,579
1,394		Bausch & Lomb, Inc	71,317
16,606		Baxter International, Inc	874,638
1,612		Beckman Coulter, Inc	102,991
6,185		Becton Dickinson & Co	475,565
6,152		Biomet, Inc	261,398
432	*	Bio-Rad Laboratories, Inc (Class A)	30,171
365	*	Biosite, Inc	30,649
31,430	*	Boston Scientific Corp	456,992
446	*	Bruker BioSciences Corp	4,692
414	*	Candela Corp	4,728
1,175	*	Cepheid, Inc	13,959
708	*	Cerus Corp	4,779
793	*	Coherent, Inc	25,170
475		Cohu, Inc	8,930
987	*	Conmed Corp	28,850

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,094		Cooper Cos, Inc	$53,190
2,710	*	Credence Systems Corp	8,970
555	*	Cyberonics, Inc	10,423
5,955		Danaher Corp	425,485
446		Datascope Corp	16,141
3,900		Dentsply International, Inc	127,725
931	*	Depomed, Inc	3,324
440	*	DexCom, Inc	3,458
526	*	Dionex Corp	35,826
503	*	DJ Orthopedics, Inc	19,064
992		DRS Technologies, Inc	51,753
7,483		Eastman Kodak Co	168,816
656		EDO Corp	17,187
600	*	ESCO Technologies, Inc	26,892
565	*	Esterline Technologies Corp	23,205
127	*	ev3, Inc	2,502
245	*	Excel Technology, Inc	6,696
815	*	FEI Co	29,389
1,894	*	Flir Systems, Inc	67,559
1,180	*	Formfactor, Inc	52,805
1,212	*	Fossil, Inc	32,082
357	*	Foxhollow Technologies, Inc	7,458
675	*	Haemonetics Corp	31,556
888	*	HealthTronics, Inc	4,786
463	*	Herley Industries, Inc	7,232
1,179	*	Hologic, Inc	67,958
283	*	ICU Medical, Inc	11,094
511	*	I-Flow Corp	7,532
600	*	II-VI, Inc	20,310
1,286	*	Illumina, Inc	37,680
1,834	*	Input/Output, Inc	25,273
454	*	Integra LifeSciences Holdings Corp	20,693
343	*	Intralase Corp	8,568
937	*	Intuitive Surgical, Inc	113,911
737		Invacare Corp	12,853
900	*	Ionatron, Inc	4,194
420	*	IRIS International, Inc	5,859
593	*	Itron, Inc	38,569
995	*	Ixia	9,253
74,636		Johnson & Johnson	4,497,565
207	*	Kensey Nash Corp	6,313
4,943		Kla-Tencor Corp	263,561
2,526	*	Kopin Corp	8,538
1,137	*	Kyphon, Inc	51,324
1,243	*	L-1 Identity Solutions, Inc	20,522
1,706	*	LTX Corp	10,441
293	*	Measurement Specialties, Inc	6,610
349	*	Medical Action Industries, Inc	8,341
30,462		Medtronic, Inc	1,494,466
1,051		Mentor Corp	48,346
814	*	Merit Medical Systems, Inc	10,216
1,091	*	Mettler-Toledo International, Inc	97,721
1,370	*	Millipore Corp	99,284
801		Mine Safety Appliances Co	33,690

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
854	*	MKS Instruments, Inc	$21,794
404		Movado Group, Inc	11,898
609		MTS Systems Corp	23,654
1,411		National Instruments Corp	37,011
475	*	Natus Medical, Inc	8,441
200	*	Neurometrix, Inc	1,942
1,300	*	Newport Corp	21,281
855	*	NuVasive, Inc	20,306
609		Oakley, Inc	12,265
99	*	OYO Geospace Corp	7,021
446	*	Palomar Medical Technologies, Inc	17,818
3,347		PerkinElmer, Inc	81,064
500	*	Photon Dynamics, Inc	6,305
5,539		Pitney Bowes, Inc	251,415
677		PolyMedica Corp	28,657
1,950	*	Resmed, Inc	98,221
1,862	*	Respironics, Inc	78,185
4,214		Rockwell Collins, Inc	282,043
311	*	Rofin-Sinar Technologies, Inc	18,405
2,220		Roper Industries, Inc	121,834
814	*	Rudolph Technologies, Inc	14,196
1,331	*	Sirf Technology Holdings, Inc	36,949
432		Sirona Dental Systems, Inc	14,887
491	*	Sonic Solutions, Inc	6,923
600	*	SonoSite, Inc	16,956
784	*	Spectranetics Corp	8,389
9,176	*	St. Jude Medical, Inc	345,109
1,571		STERIS Corp	41,726
7,542		Stryker Corp	500,185
892	*	Symmetry Medical, Inc	14,566
1,152	*	Techne Corp	65,779
2,257		Tektronix, Inc	63,557
901	*	Teledyne Technologies, Inc	33,733
5,161	*	Teradyne, Inc	85,363
10,566	*	Thermo Electron Corp	493,960
1,256	*	ThermoGenesis Corp	4,572
1,349	*	Thoratec Corp	28,194
2,996	*	Trimble Navigation Ltd	80,413
152		United Industrial Corp	8,390
804	*	Varian, Inc	46,841
647	*	Veeco Instruments, Inc	12,616
702	*	Ventana Medical Systems, Inc	29,414
1,005	*	Viasys Healthcare, Inc	34,160
400	*	Vital Images, Inc	13,304
178		Vital Signs, Inc	9,252
2,546	*	Waters Corp	147,668
754	*	Wright Medical Group, Inc	16,807
23,280	*	Xerox Corp	393,199
544	*	X-Rite, Inc	7,045
300		Young Innovations, Inc	8,166
6,214	*	Zimmer Holdings, Inc	530,738
600	*	Zoll Medical Corp	15,990
471	*	Zygo Corp	7,541
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,411,979

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
7,455		AON Corp	$282,992
2,944		Brown & Brown, Inc	79,635
364		Crawford & Co (Class B)	2,111
2,498		Gallagher (Arthur J.) & Co	70,768
8,109		Hartford Financial Services Group, Inc	775,058
977		Hilb Rogal & Hobbs Co	47,922
229		James River Group, Inc	7,170
14,038		Marsh & McLennan Cos, Inc	411,173
917		National Financial Partners Corp	43,016
993	*	USI Holdings Corp	16,732
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,736,577

INSURANCE CARRIERS - 4.55%
637		21st Century Insurance Group	13,504
13,336		Aetna, Inc	583,983
400		Affirmative Insurance Holdings, Inc	6,920
12,474		Aflac, Inc	587,026
988		Alfa Corp	18,258
112	*	Alleghany Corp	41,843
16,003		Allstate Corp	961,140
2,628		Ambac Financial Group, Inc	227,033
1,449		American Equity Investment Life Holding Co	19,025
2,047		American Financial Group, Inc	69,680
55,663		American International Group, Inc	3,741,667
259		American National Insurance Co	33,134
450	*	American Physicians Capital, Inc	18,036
1,329	*	AMERIGROUP Corp	40,402
723	*	Argonaut Group, Inc	23,396
3,189		Assurant, Inc	171,026
437		Baldwin & Lyons, Inc (Class B)	11,122
426		Bristol West Holdings, Inc	9,444
1,142	*	Centene Corp	23,971
10,346		Chubb Corp	534,578
3,818		Cincinnati Financial Corp	161,883
643	*	CNA Financial Corp	27,707
362	*	CNA Surety Corp	7,638
1,312		Commerce Group, Inc	39,412
3,868	*	Conseco, Inc	66,916
1,095		Delphi Financial Group, Inc (Class A)	44,052
652		Direct General Corp	13,862
156		Donegal Group, Inc (Class A)	2,649
100		EMC Insurance Group, Inc	2,580
1,560	*	Employers Holdings, Inc	31,231
1,223		Erie Indemnity Co (Class A)	64,538
572		FBL Financial Group, Inc (Class A)	22,382
5,446		Fidelity National Title Group, Inc (Class A)	130,758
576	*	First Acceptance Corp	6,031
2,132		First American Corp	108,135
226	*	Fpic Insurance Group, Inc	10,095
11,467		Genworth Financial, Inc (Class A)	400,657
101		Great American Financial Resources, Inc	2,472
1,381		Hanover Insurance Group, Inc	63,692

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
475		Harleysville Group, Inc	$15,433
2,843		HCC Insurance Holdings, Inc	87,564
2,813	*	Health Net, Inc	151,368
701	*	HealthExtras, Inc	20,175
481	*	Healthspring, Inc	11,328
887		Horace Mann Educators Corp	18,228
4,145	*	Humana, Inc	240,493
180		Independence Holding Co	3,895
582		Infinity Property & Casualty Corp	27,273
91		Kansas City Life Insurance Co	4,095
473		LandAmerica Financial Group, Inc	34,959
4,218		Leucadia National Corp	124,094
7,061		Lincoln National Corp	478,665
11,041		Loews Corp	501,593
256	*	Markel Corp	124,116
3,328		MBIA, Inc	217,951
667	*	Meadowbrook Insurance Group, Inc	7,330
553		Mercury General Corp	29,331
11,647		Metlife, Inc	735,508
2,059		MGIC Investment Corp	121,316
306		Midland Co	12,981
200	*	Molina Healthcare, Inc	6,118
410		National Interstate Corp	10,562
59		National Western Life Insurance Co (Class A)	14,443
1,262		Nationwide Financial Services, Inc (Class A)	67,971
300	*	Navigators Group, Inc	15,051
151		NYMAGIC, Inc	6,168
329		Odyssey Re Holdings Corp	12,933
1,636		Ohio Casualty Corp	48,998
5,743		Old Republic International Corp	127,035
1,344	*	Philadelphia Consolidated Holding Co	59,123
2,899		Phoenix Cos, Inc	40,238
1,362	*	PMA Capital Corp (Class A)	12,789
2,108		PMI Group, Inc	95,324
370		Presidential Life Corp	7,296
6,951		Principal Financial Group	416,156
741	*	ProAssurance Corp	37,902
19,806		Progressive Corp	432,167
1,641		Protective Life Corp	72,270
12,403		Prudential Financial, Inc	1,119,495
2,026		Radian Group, Inc	111,187
834		Reinsurance Group Of America, Inc	48,138
488		RLI Corp	26,806
2,659		Safeco Corp	176,637
282		Safety Insurance Group, Inc	11,314
259	*	SCPIE Holdings, Inc	5,879
500	*	SeaBright Insurance Holdings, Inc	9,200
1,484		Selective Insurance Group, Inc	37,783
1,458		Stancorp Financial Group, Inc	71,690
374		State Auto Financial Corp	12,017
432		Stewart Information Services Corp	18,053
2,491		Torchmark Corp	163,385
435		Tower Group, Inc	14,016
598		Transatlantic Holdings, Inc	38,942

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
17,499		Travelers Cos, Inc/The	$905,923
263	*	Triad Guaranty, Inc	10,891
398		United Fire & Casualty Co	13,982
34,073		UnitedHealth Group, Inc	1,804,847
1,256		Unitrin, Inc	59,120
650	*	Universal American Financial Corp	12,597
8,751		UnumProvident Corp	201,536
4,018		W.R. Berkley Corp	133,076
844	*	WellCare Health Plans, Inc	71,951
20		Wesco Financial Corp	9,200
951		Zenith National Insurance Corp	44,954
		TOTAL INSURANCE CARRIERS	17,924,737

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,552	*	Corrections Corp of America	81,961
600	*	Geo Group, Inc	27,192
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	109,153

LEATHER AND LEATHER PRODUCTS - 0.16%
9,750	*	Coach, Inc	487,987
254	*	CROCS, Inc	12,001
646	*	Genesco, Inc	26,828
914	*	Iconix Brand Group, Inc	18,646
402		Steven Madden Ltd	11,738
1,374	*	Timberland Co (Class A)	35,765
150		Weyco Group, Inc	3,897
1,306		Wolverine World Wide, Inc	37,312
		TOTAL LEATHER AND LEATHER PRODUCTS	634,174

LEGAL SERVICES - 0.01%
1,106	*	FTI Consulting, Inc	37,151
162	*	Pre-Paid Legal Services, Inc	8,118
		TOTAL LEGAL SERVICES	45,269

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,998		Laidlaw International, Inc	69,131
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	69,131

LUMBER AND WOOD PRODUCTS - 0.03%
174		American Woodmark Corp	6,396
2,253	*	Champion Enterprises, Inc	19,826
347		Deltic Timber Corp	16,642
2,601		Louisiana-Pacific Corp	52,176
134		Skyline Corp	4,521
458		Universal Forest Products, Inc	22,694
		TOTAL LUMBER AND WOOD PRODUCTS	122,255

METAL MINING - 0.31%
1,204		Cleveland-Cliffs, Inc	77,068
6,691	*	Coeur d'Alene Mines Corp	27,500
1,177		Foundation Coal Holdings, Inc	40,418
8,324		Freeport-McMoRan Copper & Gold, Inc (Class B)	550,966
2,577	*	Hecla Mining Co	23,348
10,558		Newmont Mining Corp	443,330

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,110	*	Rosetta Resources, Inc	$22,799
429		Royal Gold, Inc	12,913
394		Southern Copper Corp	28,234
702	*	Stillwater Mining Co	8,908
		TOTAL METAL MINING	1,235,484

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
870		Blyth, Inc	18,366
1,930		Callaway Golf Co	30,417
1,004		Daktronics, Inc	27,550
3,689		Fortune Brands, Inc	290,767
4,349		Hasbro, Inc	124,468
815	*	Jakks Pacific, Inc	19,478
1,500	*	K2, Inc	18,135
9,761		Mattel, Inc	269,111
699		Nautilus, Inc	10,786
1,187	*	Progressive Gaming International Corp	5,341
537	*	RC2 Corp	21,689
239	*	Russ Berrie & Co, Inc	3,370
1,005	*	Shuffle Master, Inc	18,341
189		Steinway Musical Instruments, Inc	6,099
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	863,918

MISCELLANEOUS RETAIL - 1.42%
1,405	*	1-800-FLOWERS.COM, Inc (Class A)	10,931
564	*	AC Moore Arts & Crafts, Inc	12,036
7,951	*	Amazon.com, Inc	316,370
1,303		Barnes & Noble, Inc	51,403
10,147		Best Buy Co, Inc	494,362
500		Big 5 Sporting Goods Corp	12,960
389	*	Blue Nile, Inc	15,817
369		Books-A-Million, Inc	5,255
1,498		Borders Group, Inc	30,589
388	*	Build-A-Bear Workshop, Inc	10,658
681		Cash America International, Inc	27,921
1,324	*	CKX, Inc	14,696
1,531	*	Coldwater Creek, Inc	31,049
39,270		CVS Corp	1,340,678
511	*	dELiA*s, Inc	4,691
844	*	Dick's Sporting Goods, Inc	49,171
2,556	*	Dollar Tree Stores, Inc	97,741
1,400	*	Drugstore.com, Inc	3,612
930	*	Ezcorp, Inc (Class A)	13,699
1,021	*	GSI Commerce, Inc	23,064
988	*	Hibbett Sports, Inc	28,247
819		Longs Drug Stores Corp	42,293
980		MSC Industrial Direct Co (Class A)	45,746
829	*	Nutri/System, Inc	43,448
7,231	*	Office Depot, Inc	254,097
1,867		OfficeMax, Inc	98,466
306	*	Overstock.com, Inc	5,080
3,618		Petsmart, Inc	119,249
719	*	Priceline.com, Inc	38,294
12,886	*	Rite Aid Corp	74,352

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,102	*	Sears Holdings Corp	$378,696
490	*	Stamps.com, Inc	7,041
18,399		Staples, Inc	475,430
3,683		Tiffany & Co	167,503
394	*	Valuevision International, Inc (Class A)	4,870
25,480		Walgreen Co	1,169,277
606		World Fuel Services Corp	28,034
1,236	*	Zale Corp	32,606
373	*	Zumiez, Inc	14,965
		TOTAL MISCELLANEOUS RETAIL	5,594,397

MOTION PICTURES - 1.68%
1,023	*	Avid Technology, Inc	35,682
4,898	*	Blockbuster, Inc (Class A)	31,543
216		Carmike Cinemas, Inc	5,011
17,041		CBS Corp (Class B)	521,284
7,297	*	Discovery Holding Co (Class A)	139,592
1,054	*	DreamWorks Animation SKG, Inc (Class A)	32,231
407	*	Gaiam, Inc (Class A)	6,406
1,186	*	Macrovision Corp	29,709
1,000	*	National CineMedia, Inc	26,700
58,436		News Corp (Class A)	1,351,040
1,631		Regal Entertainment Group (Class A)	32,408
3,587	*	Time Warner Telecom, Inc (Class A)	74,502
94,778		Time Warner, Inc	1,869,022
16,082	*	Viacom, Inc (Class B)	661,131
52,587		Walt Disney Co	1,810,570
		TOTAL MOTION PICTURES	6,626,831

NONDEPOSITORY INSTITUTIONS - 1.65%
513	e*	Accredited Home Lenders Holding Co	4,756
1,900		Advance America Cash Advance Centers, Inc	29,241
391		Advanta Corp (Class B)	17,141
3,901		American Capital Strategies Ltd	172,853
27,232		American Express Co	1,535,885
3,209	*	AmeriCredit Corp	73,358
977		Ares Capital Corp	17,752
261		Asta Funding, Inc	11,270
10,052		Capital One Financial Corp	758,524
2,310		CapitalSource, Inc	58,050
1,377	*	CharterMac	26,645
4,946		CIT Group, Inc	261,742
629	*	CompuCredit Corp	19,637
15,349		Countrywide Financial Corp	516,340
245	*	Credit Acceptance Corp	6,662
2,470	*	Doral Financial Corp	4,051
24,443		Fannie Mae	1,334,099
210		Federal Agricultural Mortgage Corp (Class C)	5,712
661		Financial Federal Corp	17,398
660	*	First Cash Financial Services, Inc	14,705
1,180		First Marblehead Corp	52,970
17,440		Freddie Mac	1,037,506
1,184	*	INVESTools, Inc	16,458
1,244		MCG Capital Corp	23,337

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
370		Medallion Financial Corp	$4,233
451		Nelnet, Inc (Class A)	10,810
458		NGP Capital Resources Co	7,241
815	*	Ocwen Financial Corp	10,489
10,408		SLM Corp	425,687
27		Student Loan Corp	5,020
503		Technology Investment Capital Corp	8,506
259	*	United PanAm Financial Corp	3,237
401	*	World Acceptance Corp	16,020
		TOTAL NONDEPOSITORY INSTITUTIONS	6,507,335

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
401		AMCOL International Corp	11,890
831		Compass Minerals International, Inc	27,755
1,127		Florida Rock Industries, Inc	75,836
2,498		Vulcan Materials Co	290,967
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	406,448

OIL AND GAS EXTRACTION - 1.83%
11,637		Anadarko Petroleum Corp	500,158
278	*	Arena Resources, Inc	13,933
533	*	Atlas America, Inc	30,109
470	*	ATP Oil & Gas Corp	17,672
724	*	Atwood Oceanics, Inc	42,492
1,725	*	Aurora Oil & Gas Corp	4,502
8,204		Baker Hughes, Inc	542,531
318	*	Basic Energy Services, Inc	7,409
803		Berry Petroleum Co (Class A)	24,620
737	*	Bill Barrett Corp	23,886
7,534		BJ Services Co	210,199
436	*	Bois d'Arc Energy, Inc	5,768
625	*	Brigham Exploration Co	3,887
300	*	Bronco Drilling Co, Inc	4,971
353	*	Callon Petroleum Co	4,790
2,994	*	Cameron International Corp	187,993
498	*	Carrizo Oil & Gas, Inc	17,410
1,459	*	Cheniere Energy, Inc	45,448
10,109		Chesapeake Energy Corp	312,166
2,117		Cimarex Energy Co	78,371
92	*	Clayton Williams Energy, Inc	2,610
718	*	CNX Gas Corp	20,341
675	*	Complete Production Services, Inc	13,439
1,066	*	Comstock Resources, Inc	29,187
190	*	Dawson Geophysical Co	9,411
1,045		Delta & Pine Land Co	43,054
1,376	*	Delta Petroleum Corp	31,593
3,080	*	Denbury Resources, Inc	91,753
1,444		Diamond Offshore Drilling, Inc	116,892
8,957	*	Dynegy, Inc (Class A)	82,942
365	*	Edge Petroleum Corp	4,570
1,281	*	Encore Acquisition Co	30,987
870	*	Energy Partners Ltd	15,790
3,945		ENSCO International, Inc	214,608
2,978		Equitable Resources, Inc	143,897

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,000	*	EXCO Resources, Inc	$16,580
737	*	Exploration Co of Delaware, Inc	7,996
1,291	*	Forest Oil Corp	43,081
1,694	*	Gasco Energy, Inc	4,133
2,243	*	Global Industries Ltd	41,024
206	*	GMX Resources, Inc	6,330
273	*	Goodrich Petroleum Corp	9,181
4,422	*	Grey Wolf, Inc	29,627
25,952		Halliburton Co	823,716
2,636	*	Hanover Compressor Co	58,651
1,312	*	Harvest Natural Resources, Inc	12,779
2,355	*	Helix Energy Solutions Group, Inc	87,818
2,566		Helmerich & Payne, Inc	77,852
519	*	Hercules Offshore, Inc	13,629
808	*	Houston Exploration Co	43,592
1,881	*	Mariner Energy, Inc	35,984
716	*	McMoRan Exploration Co	9,816
1,700	*	Meridian Resource Corp	4,097
410	*	Metretek Technologies, Inc	5,469
4,485	*	National Oilwell Varco, Inc	348,888
1,860	*	Newpark Resources, Inc	13,113
1,358	*	Oceaneering International, Inc	57,199
793	*	Parallel Petroleum Corp	18,199
2,546	*	Parker Drilling Co	23,907
4,247		Patterson-UTI Energy, Inc	95,303
4,209	*	PetroHawk Energy Corp	55,433
421	*	Petroleum Development Corp	22,553
1,072	*	Petroquest Energy, Inc	12,532
1,074	*	Pioneer Drilling Co	13,629
3,400		Pioneer Natural Resources Co	146,574
2,021	*	Plains Exploration & Production Co	91,228
1,361		Pogo Producing Co	65,464
4,125	*	Pride International, Inc	124,162
497	*	Quest Resource Corp	4,557
1,611	*	Quicksilver Resources, Inc	64,069
3,394		Range Resources Corp	113,360
2,739		Rowan Cos, Inc	88,935
831		RPC, Inc	13,844
525	*	SEACOR Holdings, Inc	51,660
4,974		Smith International, Inc	239,001
4,404	*	Southwestern Energy Co	180,476
1,510		St. Mary Land & Exploration Co	55,387
607	*	Stone Energy Corp	18,022
884	*	Sulphco, Inc	3,023
2,135	*	Superior Energy Services	73,593
288	*	Superior Well Services, Inc	6,581
743	*	Swift Energy Co	31,035
790	*	Syntroleum Corp	2,465
1,686	*	Tetra Technologies, Inc	41,661
1,559		Tidewater, Inc	91,326
1,595	*	Todco	64,326
565	*	Toreador Resources Corp	10,255
1,788	*	Transmeridian Exploration, Inc	5,114
302	*	Trico Marine Services, Inc	11,253

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
341	*	Union Drilling, Inc	$4,842
1,202	*	Unit Corp	60,809
1,473	*	Vaalco Energy, Inc	7,630
335		W&T Offshore, Inc	9,692
1,376	*	Warren Resources, Inc	17,929
822	*	W-H Energy Services, Inc	38,420
955	*	Whiting Petroleum Corp	37,637
9,407		XTO Energy, Inc	515,598
		TOTAL OIL AND GAS EXTRACTION	7,211,428

PAPER AND ALLIED PRODUCTS - 0.57%
2,562		Bemis Co	85,545
1,495		Bowater, Inc	35,611
827	*	Buckeye Technologies, Inc	10,734
696	*	Caraustar Industries, Inc	4,371
1,296	*	Cenveo, Inc	31,493
780		Chesapeake Corp	11,778
9,893	*	Domtar Corporation	92,104
1,264		Glatfelter	18,846
2,067	*	Graphic Packaging Corp	9,798
400		Greif, Inc (Class A)	44,444
11,924		International Paper Co	434,034
11,567		Kimberly-Clark Corp	792,224
1,760		Longview Fibre Co	43,349
4,536		MeadWestvaco Corp	139,890
921	*	Mercer International, Inc	11,015
406		Neenah Paper, Inc	16,134
1,682		Packaging Corp of America	41,041
1,450	*	Playtex Products, Inc	19,676
826		Rock-Tenn Co (Class A)	27,423
456		Schweitzer-Mauduit International, Inc	11,332
6,769	*	Smurfit-Stone Container Corp	76,219
2,474		Sonoco Products Co	92,973
2,850		Temple-Inland, Inc	170,259
1,197		Wausau Paper Corp	17,189
		TOTAL PAPER AND ALLIED PRODUCTS	2,237,482

PERSONAL SERVICES - 0.15%
3,588		Cintas Corp	129,527
576	*	Coinstar, Inc	18,029
554		G & K Services, Inc (Class A)	20,099
8,328		H&R Block, Inc	175,221
800		Jackson Hewitt Tax Service, Inc	25,744
1,185		Regis Corp	47,838
1,891	*	Sally Beauty Holdings, Inc	17,378
8,069		Service Corp International	95,698
241		Unifirst Corp	9,247
1,182		Weight Watchers International, Inc	54,478
		TOTAL PERSONAL SERVICES	593,259

PETROLEUM AND COAL PRODUCTS - 6.23%
313		Alon USA Energy, Inc	11,331
8,352		Apache Corp	590,486
1,595		Ashland, Inc	104,632

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,179		Cabot Oil & Gas Corp	$79,370
55,918		Chevron Corp	4,135,695
41,709		ConocoPhillips	2,850,810
11,155		Devon Energy Corp	772,149
6,086		EOG Resources, Inc	434,175
144,676		Exxon Mobil Corp	10,915,804
2,800		Frontier Oil Corp	91,392
377	*	Giant Industries, Inc	28,520
952	*	Headwaters, Inc	20,801
6,862		Hess Corp	380,635
1,200		Holly Corp	71,160
8,723		Marathon Oil Corp	862,094
4,816		Murphy Oil Corp	257,174
3,192	*	Newfield Exploration Co	133,138
4,584		Noble Energy, Inc	273,436
21,602		Occidental Petroleum Corp	1,065,195
3,342		Sunoco, Inc	235,410
1,826		Tesoro Corp	183,385
15,585		Valero Energy Corp	1,005,077
552		WD-40 Co	17,504
410		Western Refining, Inc	15,998
		TOTAL PETROLEUM AND COAL PRODUCTS	24,535,371

PIPELINES, EXCEPT NATURAL GAS - 0.10%
15,694		Spectra Energy Corp	412,281
		TOTAL PIPELINES, EXCEPT NATURAL GAS	412,281

PRIMARY METAL INDUSTRIES - 1.07%
2,561	*	AK Steel Holding Corp	59,902
22,061		Alcoa, Inc	747,868
2,590		Allegheny Technologies, Inc	276,327
1,171		Belden CDT, Inc	62,754
472	*	Brush Engineered Materials, Inc	22,878
658		Carpenter Technology Corp	79,460
500	*	Century Aluminum Co	23,440
1,276		Chaparral Steel Co	74,225
1,678	*	CommScope, Inc	71,986
39,510	*	Corning, Inc	898,457
605		Encore Wire Corp	15,319
1,176	*	General Cable Corp	62,834
474		Gibraltar Industries, Inc	10,722
1,542		Hubbell, Inc (Class B)	74,386
264	*	LB Foster Co (Class A)	5,441
818	*	Lone Star Technologies, Inc	54,013
774		Matthews International Corp (Class A)	31,502
999		Mueller Industries, Inc	30,070
7,849		Nucor Corp	511,205
212		Olympic Steel, Inc	6,570
3,520		Precision Castparts Corp	366,256
901		Quanex Corp	38,157
657	*	RTI International Metals, Inc	59,794
450		Schnitzer Steel Industries, Inc (Class A)	18,076
2,454		Steel Dynamics, Inc	106,013
300		Steel Technologies, Inc	8,874

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
442	*	Superior Essex, Inc	$15,324
638		Texas Industries, Inc	48,188
1,615	*	Titanium Metals Corp	57,946
741		Tredegar Corp	16,887
3,103		United States Steel Corp	307,725
2,063		Worthington Industries, Inc	42,457
		TOTAL PRIMARY METAL INDUSTRIES	4,205,056

PRINTING AND PUBLISHING - 0.61%
990	*	ACCO Brands Corp	23,849
1,535		American Greetings Corp (Class A)	35,627
2,378		Belo (A.H.) Corp (Class A)	44,397
539		Bowne & Co, Inc	8,478
295	*	Consolidated Graphics, Inc	21,845
337		Courier Corp	13,167
162		CSS Industries, Inc	6,072
1,526		Dow Jones & Co, Inc	52,601
1,573		Dun & Bradstreet Corp	143,458
422		Ennis, Inc	11,293
2,041		EW Scripps Co (Class A)	91,192
5,938		Gannett Co, Inc	334,250
1,303		Harte-Hanks, Inc	35,950
739		John H Harland Co	37,859
1,195		John Wiley & Sons, Inc (Class A)	45,123
721		Journal Communications, Inc (Class A)	9,452
1,179		Journal Register Co	7,027
1,300		Lee Enterprises, Inc	39,065
590		Martha Stewart Living Omnimedia, Inc (Class A)	10,036
1,418		McClatchy Co (Class A)	44,823
9,035		McGraw-Hill Cos, Inc	568,121
574		Media General, Inc (Class A)	21,904
802		Meredith Corp	46,027
3,415		New York Times Co (Class A)	80,287
550	*	Playboy Enterprises, Inc (Class B)	5,659
703	*	Presstek, Inc	4,253
4,589	*	Primedia, Inc	12,207
1,381		R.H. Donnelley Corp	97,899
5,587		R.R. Donnelley & Sons Co	204,428
234		Schawk, Inc	4,238
1,013	*	Scholastic Corp	31,504
338		Standard Register Co	4,276
1,952	*	Sun-Times Media Group, Inc (Class A)	9,682
4,718		Tribune Co	151,495
1,194	*	Valassis Communications, Inc	20,525
144		Washington Post Co (Class B)	109,944
		TOTAL PRINTING AND PUBLISHING	2,388,013

RAILROAD TRANSPORTATION - 0.65%
9,211		Burlington Northern Santa Fe Corp	740,841
11,216		CSX Corp	449,201
842		Florida East Coast Industries	52,785
929	*	Genesee & Wyoming, Inc (Class A)	24,721
2,136	*	Kansas City Southern Industries, Inc	75,999
10,416		Norfolk Southern Corp	527,050

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,761		Union Pacific Corp	$686,580
		TOTAL RAILROAD TRANSPORTATION	2,557,177

REAL ESTATE - 0.13%
201		California Coastal Communities, Inc	4,078
4,771	*	CB Richard Ellis Group, Inc (Class A)	163,073
151		Consolidated-Tomoka Land Co	11,393
1,722		Forest City Enterprises, Inc (Class A)	113,962
956		Jones Lang LaSalle, Inc	99,692
1,980		St. Joe Co	103,574
2,339		Stewart Enterprises, Inc (Class A)	18,852
		TOTAL REAL ESTATE	514,624

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.18%
186	*	AEP Industries, Inc	7,998
1,674		Cooper Tire & Rubber Co	30,617
252	*	Deckers Outdoor Corp	17,897
4,563	*	Goodyear Tire & Rubber Co	142,320
7,148		Newell Rubbermaid, Inc	222,231
272		PW Eagle, Inc	8,987
1,096		Schulman (A.), Inc	25,822
4,212		Sealed Air Corp	133,099
384	*	Skechers U.S.A., Inc (Class A)	12,891
757		Spartech Corp	22,210
500		Titan International, Inc	12,665
200	*	Trex Co, Inc	4,306
1,467		Tupperware Corp	36,572
815		West Pharmaceutical Services, Inc	37,840
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	715,455

SECURITY AND COMMODITY BROKERS - 3.14%
1,822		A.G. Edwards, Inc	126,046
5,347		Ameriprise Financial, Inc	305,528
2,970		Bear Stearns Cos, Inc	446,539
500		BlackRock, Inc	78,155
500		Calamos Asset Management, Inc (Class A)	11,160
1,364	*	Cbot Holdings, Inc (Class A)	247,566
26,396		Charles Schwab Corp	482,783
893		Chicago Mercantile Exchange Holdings, Inc	475,487
342		Cohen & Steers, Inc	14,733
10,735	*	E*Trade Financial Corp	227,797
3,131		Eaton Vance Corp	111,589
2,221		Federated Investors, Inc (Class B)	81,555
4,278		Franklin Resources, Inc	516,911
175		GAMCO Investors, Inc (Class A)	7,583
305	*	GFI Group, Inc	20,731
9,648		Goldman Sachs Group, Inc	1,993,566
454		Greenhill & Co, Inc	27,871
1,700	*	IntercontinentalExchange, Inc	207,757
987		International Securities Exchange, Inc	48,166
1,109	*	Investment Technology Group, Inc	43,473
5,681		Janus Capital Group, Inc	118,790
3,059		Jefferies Group, Inc	88,558
2,998	*	Knight Capital Group, Inc (Class A)	47,488

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,377	*	LaBranche & Co, Inc	$11,236
3,192		Legg Mason, Inc	300,718
13,524		Lehman Brothers Holdings, Inc	947,627
588	*	MarketAxess Holdings, Inc	9,843
23,284		Merrill Lynch & Co, Inc	1,901,604
27,050		Morgan Stanley	2,130,458
366	*	Morningstar, Inc	18,900
2,434	*	Nasdaq Stock Market, Inc	71,584
2,042		Nuveen Investments, Inc (Class A)	96,587
200	*	Nymex Holdings, Inc	27,152
4,023	*	NYSE Group, Inc	377,156
558		optionsXpress Holdings, Inc	13,135
544	*	Piper Jaffray Cos	33,695
2,489		Raymond James Financial, Inc	74,073
284		Sanders Morris Harris Group, Inc	3,025
1,632		SEI Investments Co	98,295
202	*	Stifel Financial Corp	8,949
564		SWS Group, Inc	13,993
6,788		T Rowe Price Group, Inc	320,326
7,854	*	TD Ameritrade Holding Corp	116,868
2,327		Waddell & Reed Financial, Inc (Class A)	54,266
		TOTAL SECURITY AND COMMODITY BROKERS	12,359,322

SOCIAL SERVICES - 0.01%
636	*	Bright Horizons Family Solutions, Inc	24,009
559	*	Capital Senior Living Corp	6,490
539	*	Providence Service Corp	12,785
491	*	Res-Care, Inc	8,592
		TOTAL SOCIAL SERVICES	51,876

SPECIAL TRADE CONTRACTORS - 0.06%
200		Alico, Inc	11,466
677		Chemed Corp	33,146
1,100		Comfort Systems USA, Inc	13,178
1,044	*	Dycom Industries, Inc	27,207
808	*	EMCOR Group, Inc	47,656
675	*	Insituform Technologies, Inc (Class A)	14,033
395	*	Integrated Electrical Services, Inc	9,768
277	*	Layne Christensen Co	10,088
3,042	*	Quanta Services, Inc	76,719
		TOTAL SPECIAL TRADE CONTRACTORS	243,261

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
488		Apogee Enterprises, Inc	9,780
634	*	Cabot Microelectronics Corp	21,245
477		CARBO Ceramics, Inc	22,204
1,316		Eagle Materials, Inc	58,733
4,151		Gentex Corp	67,454
3,965	*	Owens-Illinois, Inc	102,178
861	*	US Concrete, Inc	6,733
2,144	*	USG Corp	100,082
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	388,409

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.01%
310		Oxford Industries, Inc	$15,326
513		Xerium Technologies, Inc	4,114
		TOTAL TEXTILE MILL PRODUCTS	19,440

TOBACCO PRODUCTS - 1.36%
52,706		Altria Group, Inc	4,628,114
2,409		Loews Corp (Carolina Group)	182,144
4,454		Reynolds American, Inc	277,974
617		Universal Corp	37,853
3,969		UST, Inc	230,123
687		Vector Group Ltd	12,854
		TOTAL TOBACCO PRODUCTS	5,369,062

TRANSPORTATION BY AIR - 0.47%
1,497	*	ABX Air, Inc	10,254
271	*	Air Methods Corp	6,509
2,312	*	Airtran Holdings, Inc	23,744
1,018	*	Alaska Air Group, Inc	38,786
6,044	*	AMR Corp	184,040
517	*	Atlas Air Worldwide Holdings, Inc	27,261
579	*	Bristow Group, Inc	21,105
2,163	*	Continental Airlines, Inc (Class B)	78,712
806	*	EGL, Inc	31,942
1,011	*	ExpressJet Holdings, Inc	5,904
7,676		FedEx Corp	824,633
799	*	Frontier Airlines Holdings, Inc	4,802
4,471	*	JetBlue Airways Corp	51,461
614	*	Mesa Air Group, Inc	4,623
353	*	PHI, Inc	9,552
836	*	Republic Airways Holdings, Inc	19,195
1,643		Skywest, Inc	44,082
20,269		Southwest Airlines Co	297,954
2,545	*	UAL Corp	97,143
1,570	*	US Airways Group, Inc	71,404
		TOTAL TRANSPORTATION BY AIR	1,853,106

TRANSPORTATION EQUIPMENT - 2.62%
467		A.O. Smith Corp	17,849
803	*	AAR Corp	22,131
500	*	Accuride Corp	7,300
603	*	Aftermarket Technology Corp	14,641
1,104		American Axle & Manufacturing Holdings, Inc	30,194
228		American Railcar Industries, Inc	6,797
468		Arctic Cat, Inc	9,121
1,592		ArvinMeritor, Inc	29,054
2,138		Autoliv, Inc	122,101
2,006	*	BE Aerospace, Inc	63,590
20,139		Boeing Co	1,790,558
2,390		Brunswick Corp	76,121
1,380		Clarcor, Inc	43,884
1,274		Federal Signal Corp	19,772
1,526	*	Fleetwood Enterprises, Inc	12,071
45,596	*	Ford Motor Co	359,752
300		Freightcar America, Inc	14,451

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
284	*	Fuel Systems Solutions, Inc	$5,260
1,424	*	GenCorp, Inc	19,708
10,146		General Dynamics Corp	775,154
12,035		General Motors Corp	368,752
265	*	GenTek, Inc	9,026
4,256		Genuine Parts Co	208,544
3,019		Goodrich Corp	155,418
348		Greenbrier Cos, Inc	9,292
642		Group 1 Automotive, Inc	25,532
6,733		Harley-Davidson, Inc	395,564
2,210		Harsco Corp	99,141
719		Heico Corp	26,236
4,606		ITT Industries, Inc	277,834
493	*	K&F Industries Holdings, Inc	13,276
885		Kaman Corp	20,629
9,254		Lockheed Martin Corp	897,823
239	*	Miller Industries, Inc	5,213
783		Monaco Coach Corp	12,473
268		Noble International Ltd	4,497
8,671		Northrop Grumman Corp	643,562
1,213	*	Orbital Sciences Corp	22,732
1,933		Oshkosh Truck Corp	102,449
6,303		Paccar, Inc	462,640
3,641	*	Pactiv Corp	122,847
1,070		Polaris Industries, Inc	51,339
11,121		Raytheon Co	583,408
233	*	Sequa Corp (Class A)	27,906
1,200	*	Spirit Aerosystems Holdings, Inc (Class A)	38,220
574		Superior Industries International, Inc	11,956
1,117	*	Tenneco, Inc	28,439
3,266		Textron, Inc	293,287
904		Thor Industries, Inc	35,609
289	*	TransDigm Group, Inc	10,514
2,034		Trinity Industries, Inc	85,265
316		Triumph Group, Inc	17,487
1,123	*	TRW Automotive Holdings Corp	39,103
25,494		United Technologies Corp	1,657,110
2,804	*	Visteon Corp	23,946
969		Wabash National Corp	14,942
1,181		Westinghouse Air Brake Technologies Corp	40,733
730		Winnebago Industries, Inc	24,550
		TOTAL TRANSPORTATION EQUIPMENT	10,306,803

TRANSPORTATION SERVICES - 0.20%
532		Ambassadors Group, Inc	17,684
4,462		CH Robinson Worldwide, Inc	213,060
400	*	Dynamex, Inc	10,176
5,370		Expeditors International Washington, Inc	221,888
1,234		GATX Corp	58,985
1,800	*	Hertz Global Holdings, Inc	42,660
1,028	*	HUB Group, Inc (Class A)	29,802
1,571	*	Lear Corp	57,357
966		Pacer International, Inc	26,024
3,423		Sabre Holdings Corp (Class A)	112,103

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
		TOTAL TRANSPORTATION SERVICES	$789,739

TRUCKING AND WAREHOUSING - 0.40%
600		Arkansas Best Corp	21,330
594	*	Celadon Group, Inc	9,920
1,136		Con-way, Inc	56,618
909		Forward Air Corp	29,888
1,616		Heartland Express, Inc	25,662
2,869		J.B. Hunt Transport Services, Inc	75,283
1,380		Landstar System, Inc	63,259
385	*	Marten Transport Ltd	6,114
672	*	Old Dominion Freight Line	19,360
400	*	P.A.M. Transportation Services, Inc	8,248
399	*	Saia, Inc	9,476
900	*	SIRVA, Inc	3,213
1,374	*	Swift Transportation Co, Inc	42,814
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,452
16,189		United Parcel Service, Inc (Class B)	1,134,849
151	*	Universal Truckload Services, Inc	3,656
1,281		Werner Enterprises, Inc	23,276
1,431	*	YRC Worldwide, Inc	57,555
		TOTAL TRUCKING AND WAREHOUSING	1,593,973

WATER TRANSPORTATION - 0.06%
1,029		Alexander & Baldwin, Inc	51,903
1,592	*	American Commercial Lines, Inc	50,068
484	*	Gulfmark Offshore, Inc	21,127
359		Horizon Lines, Inc (Class A)	11,782
635	*	Hornbeck Offshore Services, Inc	18,193
1,364	*	Kirby Corp	47,713
772		Overseas Shipholding Group, Inc	48,327
		TOTAL WATER TRANSPORTATION	249,113

WHOLESALE TRADE-DURABLE GOODS - 0.42%
2,330		Adesa, Inc	64,378
1,111		Agilysys, Inc	24,964
1,302		Applied Industrial Technologies, Inc	31,951
3,068	*	Arrow Electronics, Inc	115,817
884		Barnes Group, Inc	20,341
1,124	*	Beacon Roofing Supply, Inc	18,186
700		BlueLinx Holdings, Inc	7,350
1,472		BorgWarner, Inc	111,018
728		Building Material Holding Corp	13,184
400		Castle (A.M.) & Co	11,744
578	*	Conceptus, Inc	11,560
2,908	*	Cytyc Corp	99,483
604	*	Digi International, Inc	7,671
332	*	Drew Industries, Inc	9,522
818	*	Genesis Microchip, Inc	7,599
3,161		IKON Office Solutions, Inc	45,424
3,621	*	Ingram Micro, Inc (Class A)	69,922
1,245	*	Insight Enterprises, Inc	22,385
704	*	Interline Brands, Inc	15,432
440	*	Keystone Automotive Industries, Inc	14,828

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,558		Knight Transportation, Inc	$27,764
122		Lawson Products, Inc	4,621
1,160	*	LKQ Corp	25,358
1,179		Martin Marietta Materials, Inc	159,401
309	*	Merge Technologies, Inc	1,505
1,158		Owens & Minor, Inc	42,533
3,578	*	Patterson Cos, Inc	126,983
1,474		PEP Boys-Manny Moe & Jack	28,139
1,396		Pool Corp	49,977
1,667	*	PSS World Medical, Inc	35,240
1,612		Reliance Steel & Aluminum Co	78,021
644		Ryerson Tull, Inc	25,515
1,588	*	Tech Data Corp	56,866
1,740	*	Tyler Technologies, Inc	22,098
1,867		W.W. Grainger, Inc	144,207
1,246	*	WESCO International, Inc	78,224
441	*	West Marine, Inc	8,031
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,637,242

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
1,707		Airgas, Inc	71,950
1,145	*	Akorn, Inc	7,729
1,977	*	Alliance One International, Inc	18,248
1,194	*	Allscripts Healthcare Solutions, Inc	32,011
342		Andersons, Inc	15,185
1,496		Brown-Forman Corp (Class B)	98,078
10,482		Cardinal Health, Inc	764,662
873	*	Central European Distribution Corp	25,413
256	*	Core-Mark Holding Co, Inc	9,134
3,424		Dean Foods Co	160,038
3,432	*	Endo Pharmaceuticals Holdings, Inc	100,901
200	*	Green Mountain Coffee Roasters, Inc	12,610
797	*	Hain Celestial Group, Inc	23,966
2,300	*	Henry Schein, Inc	126,914
3,680		Idearc, Inc	129,168
300		Kenneth Cole Productions, Inc (Class A)	7,701
648		K-Swiss, Inc (Class A)	17,509
1,144		Men's Wearhouse, Inc	53,825
685		Myers Industries, Inc	12,796
331		Nash Finch Co	11,406
4,852		Nike, Inc (Class B)	515,574
1,471		Nu Skin Enterprises, Inc (Class A)	24,301
278	*	Nuco2, Inc	7,011
565	*	Perry Ellis International, Inc	18,074
11,320		Safeway, Inc	414,765
596	*	School Specialty, Inc	21,522
352	*	Smart & Final, Inc	7,663
857	*	Source Interlink Cos, Inc	5,750
535		Spartan Stores, Inc	14,338
1,173		Stride Rite Corp	18,052
15,669		Sysco Corp	530,082
2,443	*	Terra Industries, Inc	42,753
932	*	Tractor Supply Co	47,998
1,020	*	United Natural Foods, Inc	31,253

TIAA-CREF MUTUAL FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
711	*	United Stationers, Inc	$42,603
340	*	Volcom, Inc	11,682
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,452,665

		TOTAL COMMON STOCKS	393,388,506
		(Cost $289,956,818)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 0.02%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.02%
$ 55,565		State Street Navigator Securities Lending Prime Portfolio	55,565
		TOTAL SHORT- TERM INVESTMENTS	55,565
		(Cost $55,565)

		TOTAL PORTFOLIO - 99.88%	393,444,071
		(Cost $290,012,383)

		OTHER ASSETS & LIABILITIES, NET - 0.12%	488,779

		NET ASSETS - 100%	$393,932,850

	*	Non-income producing.
	**	Percentage less than 0.01%
	e	All or a portion of these securities are out on loan
	m	Indicates a security has been deemed illiquid.
	v	Security valued at fair value.

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.45%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
22	*	Chiquita Brands International, Inc	$308
		TOTAL AGRICULTURAL PRODUCTION-CROPS	308

AMUSEMENT AND RECREATION SERVICES - 0.07%
6,064	*	Activision, Inc	114,852
		TOTAL AMUSEMENT AND RECREATION SERVICES	114,852

APPAREL AND ACCESSORY STORES - 0.89%
3,150		American Eagle Outfitters, Inc	94,469
400	*	AnnTaylor Stores Corp	15,512
801		Bebe Stores, Inc	13,921
871	*	Charming Shoppes, Inc	11,279
2,890	*	Chico's FAS, Inc	70,603
2,765		Foot Locker, Inc	65,116
13,478		Gap, Inc	231,956
5,151	*	Kohl's Corp	394,618
7,247		Limited Brands, Inc	188,857
4,148		Nordstrom, Inc	219,595
151	*	Payless Shoesource, Inc	5,013
2,144		Ross Stores, Inc	73,754
675		Stage Stores, Inc	15,734
2,031	*	Urban Outfitters, Inc	53,842
		TOTAL APPAREL AND ACCESSORY STORES	1,454,269

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
900	*	Hartmarx Corp	6,660
100		Kellwood Co	2,933
1,619		Liz Claiborne, Inc	69,374
700		Polo Ralph Lauren Corp	61,705
600		VF Corp	49,572
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	190,244

AUTO REPAIR, SERVICES AND PARKING - 0.02%
567		Bandag, Inc	28,741
248		Central Parking Corp	5,501
68		Ryder System, Inc	3,355
		TOTAL AUTO REPAIR, SERVICES AND PARKING	37,597

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
337	*	Autozone, Inc	43,183
870	*	Carmax, Inc	21,350
400	*	Copart, Inc	11,204
600	*	Rush Enterprises, Inc (Class A)	11,526
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	87,263

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 1.18%
852		Fastenal Co	$29,863
32,484		Home Depot, Inc	1,193,462
22,800		Lowe's Cos, Inc	717,972
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,941,297

BUSINESS SERVICES - 6.56%
202	*	24/7 Real Media, Inc	1,622
5,432	*	3Com Corp	21,239
302		Administaff, Inc	10,630
8,249	*	Adobe Systems, Inc	343,983
2,519	*	Akamai Technologies, Inc	125,748
1,014	*	Alliance Data Systems Corp	62,483
326	*	aQuantive, Inc	9,099
800	*	Ariba, Inc	7,520
2,815	*	Art Technology Group, Inc	6,531
888	*	Audible, Inc	9,226
3,858	*	Autodesk, Inc	145,061
15,483		Automatic Data Processing, Inc	749,377
49	*	Avocent Corp	1,322
6,868	*	BEA Systems, Inc	79,600
3,286	*	BearingPoint, Inc	25,171
858	*	BISYS Group, Inc	9,833
358	*	Blue Coat Systems, Inc	13,149
689	*	Cerner Corp	37,516
1,200	*	Checkfree Corp	44,508
612	*	Ciber, Inc	4,816
17,828	*	CMGI, Inc	37,795
2,668	*	CNET Networks, Inc	23,238
1,465	*	Cogent Communications Group, Inc	34,618
2,191	*	Cogent, Inc	29,469
5,069	*	Compuware Corp	48,105
1,964	*	Convergys Corp	49,905
100	*	CSG Systems International, Inc	2,502
842		Deluxe Corp	28,232
261	*	Digital River, Inc	14,420
764	*	DST Systems, Inc	57,453
400	*	Earthlink, Inc	2,940
17,234	*	eBay, Inc	571,307
196	*	Eclipsys Corp	3,777
43	*	eFunds Corp	1,146
4,897	*	Electronic Arts, Inc	246,613
2,254	*	Emdeon Corp	34,103
714	*	Equinix, Inc	61,140
4,961	*	Evergreen Energy, Inc	32,594
3,843	*	Expedia, Inc	89,081
300		Fair Isaac Corp	11,604
400	*	First Advantage Corp (Class A)	9,588
3,936	*	Fiserv, Inc	208,844
50	*	Gartner, Inc	1,198
1,054	*	Getty Images, Inc	51,256
2,553	*	Google, Inc (Class A)	1,169,682
295	*	Hudson Highland Group, Inc	4,599
366	*	iGate Corp	3,016

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,736		IMS Health, Inc	$110,810
2,300	*	Infocrossing, Inc	34,201
1,705	*	Informatica Corp	22,898
10,166	*	Innovative Solutions & Support, Inc	257,403
1,907	*	Internap Network Services Corp	30,035
4,136	*	Intuit, Inc	113,161
1,900	*	Ipass, Inc	9,557
1,915	*	Iron Mountain, Inc	50,039
620		Jack Henry & Associates, Inc	14,911
328	*	Jupitermedia Corp	2,171
861	*	Kinetic Concepts, Inc	43,601
938		Lamar Advertising Co (Class A)	59,066
2,204	*	Lawson Software, Inc	17,830
801	*	Lionbridge Technologies	4,077
1,013		Manpower, Inc	74,729
900		Marchex, Inc (Class B)	13,788
746	*	Mentor Graphics Corp	12,190
114,821	d	Microsoft Corp	3,200,061
1,574	*	Midway Games, Inc	9,838
1,644		MoneyGram International, Inc	45,637
1,966	*	Monster Worldwide, Inc	93,129
1,102		NIC, Inc	5,907
6,916	*	Novell, Inc	49,934
2,906	*	Nuance Communications, Inc	44,491
4,313		Omnicom Group, Inc	441,565
1,848	*	Opsware, Inc	13,398
687	*	Parametric Technology Corp	13,115
1,100		QAD, Inc	10,010
1,390	*	Quest Software, Inc	22,615
1,527	*	RealNetworks, Inc	11,987
2,700	*	Rewards Network, Inc	14,310
2,625		Robert Half International, Inc	97,151
1,832	*	Salesforce.com, Inc	78,446
4,349	*	Sapient Corp	29,834
748		ServiceMaster Co	11,512
1,799	*	Smith Micro Software, Inc	33,515
350	*	Sohu.com, Inc	7,501
7,211	*	Sonus Networks, Inc	58,193
1,789	*	Spherion Corp	15,779
3,200	*	Startek, Inc	31,328
56,610	*	Sun Microsystems, Inc	340,226
1,000	*	SYKES Enterprises, Inc	18,240
17,596	*	Symantec Corp	304,411
4,220	*	TIBCO Software, Inc	35,954
2,725	*	Tiens Biotech Group USA, Inc	12,317
1,828		Total System Services, Inc	58,222
175	*	Travelzoo, Inc	6,435
580	*	Trizetto Group, Inc	11,606
5,669	*	Unisys Corp	47,790
1,246		United Online, Inc	17,481
935	*	United Rentals, Inc	25,713
1,335	*	Vasco Data Security International	23,856
4,563	*	VeriSign, Inc	114,623
200	*	WebEx Communications, Inc	11,372
		TOTAL BUSINESS SERVICES	10,774,628

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 9.71%
25,277		Abbott Laboratories	$1,410,457
2,685	*	Abraxis BioScience, Inc	71,716
354	*	Adolor Corp	3,098
1,973	*	ADVENTRX Pharmaceuticals, Inc	4,933
8,213		Air Products & Chemicals, Inc	607,433
64	*	Alexion Pharmaceuticals, Inc	2,767
809	*	Alkermes, Inc	12,491
18,391	*	Amgen, Inc	1,027,689
1,260	*	Arena Pharmaceuticals, Inc	13,684
300	*	Array Biopharma, Inc	3,810
392	*	Atherogenics, Inc	1,102
700	*	Auxilium Pharmaceuticals, Inc	10,276
475	*	AVANIR Pharmaceuticals (Class A)	580
3,418		Avery Dennison Corp	219,641
112	*	AVI BioPharma, Inc	300
6,444		Avon Products, Inc	240,103
675		Balchem Corp	11,934
2,656	*	Barr Pharmaceuticals, Inc	123,106
1,749	*	Bentley Pharmaceuticals, Inc	14,324
2,200	*	Bioenvision, Inc	8,998
812	*	BioMarin Pharmaceuticals, Inc	14,015
800	*	Bradley Pharmaceuticals, Inc	15,352
30,664		Bristol-Myers Squibb Co	851,233
1,225		Cabot Corp	58,469
1,400	*	Calgon Carbon Corp	11,634
1,400	*	Caraco Pharmaceutical Laboratories Ltd	17,052
2,008	*	Cell Genesys, Inc	8,434
822	*	Cephalon, Inc	58,535
600	*	Charles River Laboratories International, Inc	27,756
9,194		Colgate-Palmolive Co	614,067
1,271	*	Combinatorx, Inc	8,884
1,400		Dade Behring Holdings, Inc	61,390
3,385	*	Dendreon Corp	43,768
298	*	Digene Corp	12,638
5,738	*	Durect Corp	23,870
6,792		Ecolab, Inc	292,056
828	*	Encysive Pharmaceuticals, Inc	2,244
700	*	Enzon Pharmaceuticals, Inc	5,705
7,198	*	Forest Laboratories, Inc	370,265
6,647	*	Genentech, Inc	545,852
4,347	*	Genzyme Corp	260,907
860	*	Geron Corp	6,020
7,506	*	Gilead Sciences, Inc	574,209
136		H.B. Fuller Co	3,709
1,041	*	Hospira, Inc	42,577
1,961	*	Human Genome Sciences, Inc	20,826
1,486		Huntsman Corp	28,368
595	*	Idenix Pharmaceuticals, Inc	4,344
1,545	*	Inverness Medical Innovations, Inc	67,640
500	*	Invitrogen Corp	31,825
6,847	*	King Pharmaceuticals, Inc	134,680

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,200		Lubrizol Corp	$61,836
1,851		Mannatech, Inc	29,727
1,010	*	Medarex, Inc	13,069
1,712		Medicis Pharmaceutical Corp (Class A)	52,764
3,855	*	Medimmune, Inc	140,283
38,848		Merck & Co, Inc	1,715,916
688	*	MGI Pharma, Inc	15,459
4,469	*	Millennium Pharmaceuticals, Inc	50,768
7,494		Mylan Laboratories, Inc	158,423
573	*	Nabi Biopharmaceuticals	3,043
1,484	*	Nastech Pharmaceutical Co, Inc	16,012
700	*	NBTY, Inc	37,128
2,019	*	Neurocrine Biosciences, Inc	25,238
1,937	*	Noven Pharmaceuticals, Inc	44,938
217	*	NPS Pharmaceuticals, Inc	736
700	*	Nuvelo, Inc	2,576
319	*	OraSure Technologies, Inc	2,345
751	*	Pacific Ethanol, Inc	12,790
900	*	Par Pharmaceutical Cos, Inc	22,608
1,466	*	PDL BioPharma, Inc	31,812
2,010	*	Penwest Pharmaceuticals Co	20,261
4,279		Perrigo Co	75,567
1,200	*	Pharmion Corp	31,548
924	*	Pozen, Inc	13,629
1,403		PPG Industries, Inc	98,645
10,918		Praxair, Inc	687,397
1,133	*	Prestige Brands Holdings, Inc	13,426
47,157		Procter & Gamble Co	2,978,436
937	*	Progenics Pharmaceuticals, Inc	22,188
617	*	Renovis, Inc	2,160
6,483		Rohm & Haas Co	335,301
2,600		RPM International, Inc	60,060
1,668	*	Salix Pharmaceuticals Ltd	21,017
23,272		Schering-Plough Corp	593,669
500	*	Sciele Pharma, Inc	11,840
1,235	*	Sepracor, Inc	57,588
3,812		Sigma-Aldrich Corp	158,274
909	*	Somaxon Pharmaceuticals, Inc	11,090
1,211	*	SuperGen, Inc	7,145
530	*	Tanox, Inc	9,943
235	*	United Therapeutics Corp	12,638
962	*	USANA Health Sciences, Inc	45,089
2,200		Valspar Corp	61,226
1,302	*	VCA Antech, Inc	47,276
1,138	*	Vertex Pharmaceuticals, Inc	31,910
3,448	*	Watson Pharmaceuticals, Inc	91,131
400	*	Zymogenetics, Inc	6,224
		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,948,915

COMMUNICATIONS - 5.22%
4,549		Alltel Corp	282,038
4,800	*	American Tower Corp (Class A)	186,960
89,550		AT&T, Inc	3,530,957
5,566		Cablevision Systems Corp (Class A)	169,373

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,900		Citadel Broadcasting Corp	$56,109
968	*	Covad Communications Group, Inc	1,229
1,500	*	Crown Castle International Corp	48,195
1,653	*	Crown Media Holdings, Inc (Class A)	8,810
864		Embarq Corp	48,686
400		Entercom Communications Corp (Class A)	11,272
500	*	Entravision Communications Corp (Class A)	4,670
602	*	FiberTower Corp	3,124
400	*	Fisher Communications, Inc	19,440
421		Global Payments, Inc	14,339
2,200		Gray Television, Inc	22,924
3,430	*	IAC/InterActiveCorp	129,345
11,037	*	Level 3 Communications, Inc	67,326
9,835	*	Liberty Global, Inc (Class A)	323,867
4,375	*	Liberty Media Corp - Capital (Series A)	483,831
10,483	*	Liberty Media Holding Corp (Interactive A)	249,705
2,100	*	Lin TV Corp (Class A)	33,390
1,600	*	Mediacom Communications Corp (Class A)	13,024
384	*	NeuStar, Inc (Class A)	10,921
1,800	*	NII Holdings, Inc	133,524
1,042	*	Novatel Wireless, Inc	16,714
1,179	*	Radio One, Inc (Class D)	7,616
400		Salem Communications Corp (Class A)	5,000
750	*	SAVVIS, Inc	35,910
285	*	SBA Communications Corp (Class A)	8,422
2,000	*	Spanish Broadcasting System, Inc (Class A)	8,000
37,789		Sprint Nextel Corp	716,479
2,625	*	TiVo, Inc	16,669
208		USA Mobility, Inc	4,145
46,176		Verizon Communications, Inc	1,750,994
5,254		Windstream Corp	77,181
5,905	*	XM Satellite Radio Holdings, Inc (Class A)	76,293
		TOTAL COMMUNICATIONS	8,576,482

DEPOSITORY INSTITUTIONS - 9.90%
58,486		Bank of America Corp	2,983,956
14,107		BB&T Corp	578,669
17,271		Cadence Financial Corp	345,420
3,969		Comerica, Inc	234,647
400		Commerce Bancorp, Inc	13,352
400		Compass Bancshares, Inc	27,520
12,758		Fifth Third Bancorp	493,607
2,900		Fremont General Corp	20,097
1,191		IndyMac Bancorp, Inc	38,172
11,672		Keycorp	437,350
1,100		M&T Bank Corp	127,413
4,800		Marshall & Ilsley Corp	222,288
10,665		Mellon Financial Corp	460,088
17,280		National City Corp	643,680
2,400		New York Community Bancorp, Inc	42,216
3,981		Northern Trust Corp	239,417
7,664		PNC Financial Services Group, Inc	551,578
4,720		Popular, Inc	78,163
20,226		Regions Financial Corp	715,394

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,092		Sovereign Bancorp, Inc	$104,100
7,399		State Street Corp	479,085
9,054		SunTrust Banks, Inc	751,844
100	*	Superior Bancorp	1,080
5,386		Synovus Financial Corp	174,183
1,100		TD Banknorth, Inc	35,376
1,400		UnionBanCal Corp	88,788
40,458		US Bancorp	1,414,816
36,042		Wachovia Corp	1,984,112
23,057		Washington Mutual, Inc	931,042
57,098		Wells Fargo & Co	1,965,884
900		Zions Bancorporation	76,068
		TOTAL DEPOSITORY INSTITUTIONS	16,259,405

EATING AND DRINKING PLACES - 1.38%
2,300	*	AFC Enterprises	46,115
1,000		Applebees International, Inc	24,780
400	*	Cheesecake Factory	10,660
3,240		Darden Restaurants, Inc	133,456
30,463		McDonald's Corp	1,372,358
700	*	O'Charleys, Inc	13,503
200		Ruby Tuesday, Inc	5,720
13,780	*	Starbucks Corp	432,141
4,517		Tim Hortons, Inc	137,407
2,697		Wendy's International, Inc	84,416
		TOTAL EATING AND DRINKING PLACES	2,260,556

ELECTRIC, GAS, AND SANITARY SERVICES - 5.73%
16,683	*	AES Corp	359,018
5,496		AGL Resources, Inc	234,789
3,033		Allete, Inc	141,398
4,312		Alliant Energy Corp	193,264
2,000		Aqua America, Inc	44,900
6,200		Atmos Energy Corp	193,936
8,785		Avista Corp	212,861
2,200		Cascade Natural Gas Corp	57,970
1,800		CH Energy Group, Inc	87,642
7,601		Cleco Corp	196,334
7,767		Consolidated Edison, Inc	396,583
3,939		Crosstex Energy, Inc	113,246
1,900		Duquesne Light Holdings, Inc	37,601
16,027		El Paso Corp	231,911
10,686		Empire District Electric Co	265,013
2,600		Energen Corp	132,314
2,165		Energy East Corp	52,739
800		EnergySouth, Inc	33,544
8,910		Hawaiian Electric Industries, Inc	231,571
7,750		Idacorp, Inc	262,260
400		Integrys Energy Group, Inc	22,204
600		ITC Holdings Corp	25,974
9,534		KeySpan Corp	392,324
5,670		Kinder Morgan, Inc	603,572
400		Laclede Group, Inc	12,432
1,570		Markwest Hydrocarbon, Inc	97,340

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,700		Metal Management, Inc	$78,540
3,914		MGE Energy, Inc	138,790
6,291		National Fuel Gas Co	272,149
862		Nicor, Inc	41,738
22,178		NiSource, Inc	542,030
2,575		Northeast Utilities	84,383
3,400		NSTAR	119,408
12,169		OGE Energy Corp	472,157
3,100		Oneok, Inc	139,500
3,014		Otter Tail Corp	103,199
22,084		Pepco Holdings, Inc	640,878
2,700		Piedmont Natural Gas Co, Inc	71,226
966	*	Plug Power, Inc	3,053
22,459		Puget Energy, Inc	576,747
3,400		Questar Corp	303,314
897		Resource America, Inc (Class A)	21,196
7,894	*	Sierra Pacific Resources	137,198
1,200		SJW Corp	48,576
1,400		South Jersey Industries, Inc	53,270
3,400		Synagro Technologies, Inc	19,380
4,164		TECO Energy, Inc	71,662
2,900		UGI Corp	77,459
1,100		UIL Holdings Corp	38,170
5,063		Unisource Energy Corp	190,116
1,480	*	Waste Services, Inc	14,711
3,500		WGL Holdings, Inc	111,930
14,640		Williams Cos, Inc	416,654
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,420,174

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.33%
7,379	*	Advanced Micro Devices, Inc	96,370
3,820	*	Agere Systems, Inc	86,408
2,181		Ametek, Inc	75,332
10,479	*	Apple Computer, Inc	973,604
2,545	*	Arris Group, Inc	35,834
1,216	*	Atheros Communications, Inc	29,099
961		Baldor Electric Co	36,268
114	*	Benchmark Electronics, Inc	2,355
233	*	Bookham, Inc	529
6,728	*	Brocade Communications Systems, Inc	64,051
1,000	*	CalAmp Corp	8,630
3,799	*	Capstone Turbine Corp	4,027
821	*	C-COR, Inc	11,379
76,463	*	Cisco Systems, Inc	1,952,100
12	*	Color Kinetics, Inc	233
16,506	*	Conexant Systems, Inc	27,235
1,090	*	Cree, Inc	17,941
2,030	*	Ditech Networks, Inc	16,484
300	*	Dolby Laboratories, Inc (Class A)	10,353
2,324	*	Emcore Corp	11,620
27,156		Emerson Electric Co	1,170,152
300	*	Energizer Holdings, Inc	25,599
393	*	Energy Conversion Devices, Inc	13,731
709	*	Evergreen Solar, Inc	6,913

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
9,228	*	Finisar Corp	$32,298
594	*	FuelCell Energy, Inc	4,669
1,601	*	GrafTech International Ltd	14,537
300	*	Greatbatch, Inc	7,650
900		Harman International Industries, Inc	86,472
2,048	*	Harmonic, Inc	20,111
77,657		Intel Corp	1,485,578
1,135	*	Interdigital Communications Corp	35,945
2,483	*	InterVoice, Inc	16,487
136		Lincoln Electric Holdings, Inc	8,100
286		LSI Industries, Inc	4,788
7,142	*	LSI Logic Corp	74,562
730	*	Medis Technologies Ltd	12,344
12,043	*	Micron Technology, Inc	145,479
1,197	*	Microtune, Inc	4,932
4,735		Molex, Inc	133,527
36,247		Motorola, Inc	640,484
5,740	*	MRV Communications, Inc	20,377
5,801		National Semiconductor Corp	140,036
1,193	*	Novellus Systems, Inc	38,200
1,177	*	Omnivision Technologies, Inc	15,254
4,933	*	ON Semiconductor Corp	44,002
6,139	*	Optical Communication Products, Inc	8,226
1,526		Plantronics, Inc	36,044
644	*	Plexus Corp	11,045
183	*	PLX Technology, Inc	1,782
1,279	*	Polycom, Inc	42,629
1,716	*	Power-One, Inc	9,816
3,075	*	Powerwave Technologies, Inc	17,497
1,986	*	QLogic Corp	33,762
24,073		Qualcomm, Inc	1,026,954
4,296	*	Quantum Fuel Systems Technologies Worldwide, Inc	5,241
571		RadioShack Corp	15,434
3,582	*	RF Micro Devices, Inc	22,316
772	*	Silicon Image, Inc	6,300
28,640	*	Sirius Satellite Radio, Inc	91,648
2,651	*	Sycamore Networks, Inc	9,915
200	*	Symmetricom, Inc	1,660
900		Technitrol, Inc	23,571
700	*	Tekelec	10,437
2,441		Teleflex, Inc	166,159
9,443	*	Tellabs, Inc	93,486
16	*	Tessera Technologies, Inc	636
23,374		Texas Instruments, Inc	703,557
1,538	*	Thomas & Betts Corp	75,085
7,174	*	Transmeta Corp	4,089
5,767	*	Transwitch Corp	9,170
1,102	*	Trident Microsystems, Inc	22,106
1,390	*	Triquint Semiconductor, Inc	6,950
700		Whirlpool Corp	59,437
6,538		Xilinx, Inc	168,223
15,725	*	Zhone Technologies, Inc	19,499
716	*	Zoltek Cos, Inc	25,010
485	*	Zoran Corp	8,255
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,398,018

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.71%
1,300	*	Amylin Pharmaceuticals, Inc	$48,568
1,251	*	Applera Corp (Celera Genomics Group)	17,764
436	*	Ariad Pharmaceuticals, Inc	1,958
4,150	*	Celgene Corp	217,709
200		Corporate Executive Board Co	15,192
360	*	CV Therapeutics, Inc	2,833
1,000	*	First Consulting Group, Inc	9,100
200	*	Gen-Probe, Inc	9,416
1,400	*	Harris Interactive, Inc	8,442
39	*	Hewitt Associates, Inc (Class A)	1,140
2,197	*	Incyte Corp	14,478
2,102	*	Isis Pharmaceuticals, Inc	19,486
1,827	*	Lexicon Genetics, Inc	6,632
473	*	Lifecell Corp	11,811
400	*	Maxygen, Inc	4,460
1,900	*	Monogram Biosciences, Inc	3,686
4,442		Moody's Corp	275,671
6,720		Paychex, Inc	254,486
3,832		Quest Diagnostics, Inc	191,102
608	*	Regeneron Pharmaceuticals, Inc	13,145
3,603	*	Rentech, Inc	11,313
1,573	*	Savient Pharmaceuticals, Inc	18,907
19	*	Symyx Technologies, Inc	337
620	*	Tetra Tech, Inc	11,817
590	*	Trimeris, Inc	4,059
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,173,512

FABRICATED METAL PRODUCTS - 0.75%
400		Ameron International Corp	26,344
4,764		Commercial Metals Co	149,351
1,344	*	Dynamic Materials Corp	43,976
744		Gulf Island Fabrication, Inc	19,895
14,402		Illinois Tool Works, Inc	743,143
600		Insteel Industries, Inc	10,074
2,000		Pentair, Inc	62,320
700		Shiloh Industries, Inc	7,896
1,700		Silgan Holdings, Inc	86,887
900		Snap-On, Inc	43,290
583		Valmont Industries, Inc	33,715
		TOTAL FABRICATED METAL PRODUCTS	1,226,891

FOOD AND KINDRED PRODUCTS - 2.68%
7,203		Campbell Soup Co	280,557
6,359		Coca-Cola Enterprises, Inc	128,770
8,864		General Mills, Inc	516,062
7,208		H.J. Heinz Co	339,641
676	*	Hansen Natural Corp	25,607
3,964		Hershey Co	216,672
911		Imperial Sugar Co	30,546
2,700	*	Jones Soda Co	54,594
10,164		Kellogg Co	522,735

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,500		Pepsi Bottling Group, Inc	$47,835
29,074		PepsiCo, Inc	1,847,943
6,377		Sara Lee Corp	107,899
5,525		Wrigley (Wm.) Jr Co	281,388
		TOTAL FOOD AND KINDRED PRODUCTS	4,400,249

FOOD STORES - 0.33%
13,265		Kroger Co	374,736
2,280		Supervalu, Inc	89,080
1,587		Whole Foods Market, Inc	71,177
		TOTAL FOOD STORES	534,993

FORESTRY - 0.12%
2,651		Weyerhaeuser Co	198,136
		TOTAL FORESTRY	198,136

FURNITURE AND FIXTURES - 0.58%
930		Hillenbrand Industries, Inc	55,214
5,194		Johnson Controls, Inc	491,456
3,685		Leggett & Platt, Inc	83,539
11,028		Masco Corp	302,167
533		Tempur-Pedic International, Inc	13,853
		TOTAL FURNITURE AND FIXTURES	946,229

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
3,353	*	Bed Bath & Beyond, Inc	134,690
1,379		Circuit City Stores, Inc	25,553
1,000	*	Pier 1 Imports, Inc	6,910
76		Williams-Sonoma, Inc	2,695
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	169,848

GENERAL BUILDING CONTRACTORS - 0.42%
100		Amrep Corp	7,725
121	*	Avatar Holdings, Inc	8,644
500		Beazer Homes USA, Inc	14,515
2,224		Centex Corp	92,919
5,669		DR Horton, Inc	124,718
1,068	*	Hovnanian Enterprises, Inc (Class A)	26,871
64		Lennar Corp (B Shares)	2,524
2,940		Lennar Corp (Class A)	124,097
600		MDC Holdings, Inc	28,842
149	*	Meritage Homes Corp	4,786
42	*	NVR, Inc	27,930
3,996		Pulte Homes, Inc	105,734
600		Ryland Group, Inc	25,314
700		Standard-Pacific Corp	14,609
2,200		Technical Olympic USA, Inc	8,778
2,653	*	Toll Brothers, Inc	72,639
273	*	WCI Communities, Inc	5,826
		TOTAL GENERAL BUILDING CONTRACTORS	696,471

GENERAL MERCHANDISE STORES - 1.29%
41	*	BJ's Wholesale Club, Inc	1,387
424		Bon-Ton Stores, Inc	23,846

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
9,298		Costco Wholesale Corp	$500,604
3,008		Dollar General Corp	63,619
2,521		Family Dollar Stores, Inc	74,672
3,991		JC Penney Co, Inc	327,901
14,778		Target Corp	875,744
9,354		TJX Cos, Inc	252,184
		TOTAL GENERAL MERCHANDISE STORES	2,119,957

HEALTH SERVICES - 1.43%
1,915	*	Alliance Imaging, Inc	16,718
900	*	Bio-Reference Labs, Inc	22,860
939		Brookdale Senior Living, Inc	41,936
534	*	Community Health Systems, Inc	18,824
450	*	Corvel Corp	13,613
1,957	*	DaVita, Inc	104,347
2,590	*	Express Scripts, Inc	209,065
304	*	Five Star Quality Care, Inc	3,125
4,541		Health Management Associates, Inc (Class A)	49,361
699	*	Healthways, Inc	32,678
1,570	*	Hythiam, Inc	10,676
2,955	*	Laboratory Corp of America Holdings	214,622
900	*	LHC Group, Inc	29,187
394	*	LifePoint Hospitals, Inc	15,059
1,209	*	Lincare Holdings, Inc	44,310
900	*	Medcath Corp	24,570
100		National Healthcare Corp	5,098
3,064	*	Nektar Therapeutics	40,016
2,234		Omnicare, Inc	88,846
800		Option Care, Inc	10,640
500	*	Pediatrix Medical Group, Inc	28,530
2,157		Pharmaceutical Product Development, Inc	72,669
856	*	Psychiatric Solutions, Inc	34,505
800	*	RehabCare Group, Inc	12,696
1,435	*	Sierra Health Services, Inc	59,079
1,338	*	Sunrise Senior Living, Inc	52,878
400	*	Symbion, Inc	7,844
845	*	Triad Hospitals, Inc	44,151
400		Universal Health Services, Inc (Class B)	22,904
1,500	*	VistaCare, Inc (Class A)	13,050
12,419	*	WellPoint, Inc	1,007,181
		TOTAL HEALTH SERVICES	2,351,038

HOLDING AND OTHER INVESTMENT OFFICES - 2.66%
8,224		Allied Capital Corp	236,933
584		AMB Property Corp	34,333
1,800		American Financial Realty Trust	18,144
1,100		Annaly Mortgage Management, Inc	17,028
6,691		Archstone-Smith Trust	363,187
1,147		AvalonBay Communities, Inc	149,110
2,085		Boston Properties, Inc	244,779
1,100		Cherokee, Inc	47,366
1,632		Crescent Real Estate Equities Co	32,738
200		Developers Diversified Realty Corp	12,580
3,116		Duke Realty Corp	135,453

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
8,962		Equity Residential	$432,237
2,980		General Growth Properties, Inc	192,419
700		Gladstone Capital Corp	16,576
1,600	*	Harris & Harris Group, Inc	20,672
1,300		Health Care Property Investors, Inc	46,839
800		Hospitality Properties Trust	37,440
7,900		Host Marriott Corp	207,849
2,700		HRPT Properties Trust	33,210
2,829		iStar Financial, Inc	132,482
4,500		Kimco Realty Corp	219,330
2,900		Luminent Mortgage Capital, Inc	25,926
1,300		MFA Mortgage Investments, Inc	10,010
800		NorthStar Realty Finance Corp	12,168
817		Potlatch Corp	37,402
5,933		Prologis	385,230
2,182		Public Storage, Inc	206,570
5,237		Simon Property Group, Inc	582,616
1,718		Virgin Media, Inc	43,380
3,003		Vornado Realty Trust	358,378
1,500		Weingarten Realty Investors	71,340
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,363,725

HOTELS AND OTHER LODGING PLACES - 0.27%
2,600		Choice Hotels International, Inc	92,118
2,851	*	Gaylord Entertainment Co	150,732
6,000	*	Great Wolf Resorts, Inc	79,380
4,400	*	Lodgian, Inc	58,784
2,256		Marcus Corp	52,475
600	*	Outdoor Channel Holdings, Inc	6,132
		TOTAL HOTELS AND OTHER LODGING PLACES	439,621

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.02%
17,166		3M Co	1,311,997
2,700	*	AGCO Corp	99,819
4,100		American Standard Cos, Inc	217,382
500		Ampco-Pittsburgh Corp	14,445
27,711		Applied Materials, Inc	507,666
700	*	Astec Industries, Inc	28,175
169	*	Asyst Technologies, Inc	1,188
359	*	Axcelis Technologies, Inc	2,743
2,047		Black & Decker Corp	167,076
900		Briggs & Stratton Corp	27,765
1,010	*	Brooks Automation, Inc	17,322
400	*	Columbus McKinnon Corp	8,956
1,034		Cummins, Inc	149,640
6,567		Deere & Co	713,439
31,801	*	Dell, Inc	738,101
300		Donaldson Co, Inc	10,830
37,354	*	EMC Corp	517,353
539	*	Emulex Corp	9,858
266	*	ENGlobal Corp	1,476
233	*	Extreme Networks, Inc	986
300		Flowserve Corp	17,157
900	*	FMC Technologies, Inc	62,784

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
843	*	Gehl Co	$21,395
696		Graco, Inc	27,255
2,598	*	Grant Prideco, Inc	129,484
39,947		Hewlett-Packard Co	1,603,473
25,931		International Business Machines Corp	2,444,256
314	*	Intevac, Inc	8,280
67	*	Komag, Inc	2,193
2,287	*	Lam Research Corp	108,267
1,488	*	Lexmark International, Inc (Class A)	86,988
500		Lufkin Industries, Inc	28,090
1,625		Manitowoc Co, Inc	103,236
992		Modine Manufacturing Co	22,717
500		NN, Inc	6,245
787		Nordson Corp	36,564
700	*	Oil States International, Inc	22,463
2,100		Pall Corp	79,800
324	*	Rackable Systems, Inc	5,498
2,459	*	Semitool, Inc	31,967
1,102	*	Sigma Designs, Inc	28,939
24,230	*	Solectron Corp	76,324
948		SPX Corp	66,550
2,100		Stanley Works	116,256
2,800		Tennant Co	88,172
650	*	TurboChef Technologies, Inc	9,893
5,222	*	VA Software Corp	21,045
1,870	*	Varian Medical Systems, Inc	89,180
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,890,688

INSTRUMENTS AND RELATED PRODUCTS - 5.02%
267	*	Advanced Medical Optics, Inc	9,932
856	*	Affymetrix, Inc	25,740
300		Analogic Corp	18,864
1,892		Bard (C.R.), Inc	150,433
583		Bausch & Lomb, Inc	29,826
13,631		Baxter International, Inc	717,945
722		Beckman Coulter, Inc	46,129
6,035		Becton Dickinson & Co	464,031
4,606		Biomet, Inc	195,709
19,140	*	Boston Scientific Corp	278,296
864	*	Bruker BioSciences Corp	9,089
533	*	Cepheid, Inc	6,332
300		Cooper Cos, Inc	14,586
4,403	*	Credence Systems Corp	14,574
1,612		Dentsply International, Inc	52,793
1,700	*	Depomed, Inc	6,069
118	*	DexCom, Inc	927
500	*	DJ Orthopedics, Inc	18,950
311	*	Formfactor, Inc	13,917
348	*	Hologic, Inc	20,059
18	*	Illumina, Inc	527
1,074	*	Input/Output, Inc	14,800
454	*	Intuitive Surgical, Inc	55,193
1,710	*	Ixia	15,903
50,422		Johnson & Johnson	3,038,430

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,411		Kla-Tencor Corp	$181,875
82	*	L-1 Identity Solutions, Inc	1,354
2,123	*	LTX Corp	12,993
19,176		Medtronic, Inc	940,775
195	*	Millipore Corp	14,132
305	*	MKS Instruments, Inc	7,784
301	*	OYO Geospace Corp	21,347
4,442		Pitney Bowes, Inc	201,622
315		Roper Industries, Inc	17,287
5,480	*	St. Jude Medical, Inc	206,103
6,192		Stryker Corp	410,653
1,500		Tektronix, Inc	42,240
6,266	*	Thermo Electron Corp	292,935
1,647	*	Waters Corp	95,526
13,987	*	Xerox Corp	236,240
4,086	*	Zimmer Holdings, Inc	348,985
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,250,905

INSURANCE AGENTS, BROKERS AND SERVICE - 0.51%
1,640		Brown & Brown, Inc	44,362
3,500		Crawford & Co (Class B)	20,300
7,996		Hartford Financial Services Group, Inc	764,258
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	828,920

INSURANCE CARRIERS - 4.56%
9,924		Aetna, Inc	434,572
400		Affirmative Insurance Holdings, Inc	6,920
14,694		Aflac, Inc	691,500
3,000		Ambac Financial Group, Inc	259,170
1,050		American Financial Group, Inc	35,742
1,549	*	AMERIGROUP Corp	47,090
2,300		Assurant, Inc	123,349
742	*	Centene Corp	15,575
12,896		Chubb Corp	666,336
8,075		Cincinnati Financial Corp	342,380
800		Commerce Group, Inc	24,032
737		Erie Indemnity Co (Class A)	38,891
900		HCC Insurance Holdings, Inc	27,720
561	*	HealthExtras, Inc	16,146
9,786		Lincoln National Corp	663,393
3,793		MBIA, Inc	248,404
900		Mercury General Corp	47,736
2,005		MGIC Investment Corp	118,135
648	*	Molina Healthcare, Inc	19,822
900		Phoenix Cos, Inc	12,492
1,000		PMI Group, Inc	45,220
8,228		Principal Financial Group	492,610
17,932		Progressive Corp	391,276
300		Protective Life Corp	13,212
13,359		Prudential Financial, Inc	1,205,783
1,400		Radian Group, Inc	76,832
4,593		Safeco Corp	305,113
1,100		Tower Group, Inc	35,442
17,554		Travelers Cos, Inc/The	908,771

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,700		W.R. Berkley Corp	$89,424
1,049	*	WellCare Health Plans, Inc	89,427
		TOTAL INSURANCE CARRIERS	7,492,515

LEATHER AND LEATHER PRODUCTS - 0.20%
5,576	*	Coach, Inc	279,079
1,700		Weyco Group, Inc	44,166
		TOTAL LEATHER AND LEATHER PRODUCTS	323,245

LUMBER AND WOOD PRODUCTS - 0.01%
1,174	*	Champion Enterprises, Inc	10,331
300		Skyline Corp	10,122
		TOTAL LUMBER AND WOOD PRODUCTS	20,453

METAL MINING - 0.08%
4,351		Royal Gold, Inc	130,965
		TOTAL METAL MINING	130,965

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
709		Callaway Golf Co	11,174
600		Daktronics, Inc	16,464
900		Marine Products Corp	8,613
9,534		Mattel, Inc	262,852
161		Nautilus, Inc	2,484
1,783	*	Russ Berrie & Co, Inc	25,140
87		Steinway Musical Instruments, Inc	2,807
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	329,534

MISCELLANEOUS RETAIL - 1.29%
4,539	*	Amazon.com, Inc	180,607
5,851		Best Buy Co, Inc	285,061
49	*	Coldwater Creek, Inc	994
12,118		CVS Corp	413,709
326	*	GSI Commerce, Inc	7,364
151	*	Nutri/System, Inc	7,914
3,460	*	Office Depot, Inc	121,584
351		Petsmart, Inc	11,569
129	*	Priceline.com, Inc	6,871
12,734		Staples, Inc	329,047
594		Tiffany & Co	27,015
14,090		Walgreen Co	646,590
1,762		World Fuel Services Corp	81,510
		TOTAL MISCELLANEOUS RETAIL	2,119,835

MOTION PICTURES - 2.08%
5,902	*	Discovery Holding Co (Class A)	112,905
79,362		Time Warner, Inc	1,565,019
7,596	*	Viacom, Inc (Class B)	312,272
41,546		Walt Disney Co	1,430,429
		TOTAL MOTION PICTURES	3,420,625

NONDEPOSITORY INSTITUTIONS - 2.87%
647	*	Accredited Home Lenders Holding Co	5,998
1,014		Advanta Corp (Class A)	40,641

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,068		American Capital Strategies Ltd	$180,253
23,853		American Express Co	1,345,309
2,446	*	AmeriCredit Corp	55,916
100		Ares Capital Corp	1,817
500		Asta Funding, Inc	21,590
6,491		Capital One Financial Corp	489,811
2,678		CapitalSource, Inc	67,298
5,580		CIT Group, Inc	295,294
500	*	CompuCredit Corp	15,610
11,392		Countrywide Financial Corp	383,227
1,446	*	Credit Acceptance Corp	39,317
2,900	*	Doral Financial Corp	4,756
1,200		Federal Agricultural Mortgage Corp (Class C)	32,640
1,518		First Marblehead Corp	68,143
17,580		Freddie Mac	1,045,834
1,200	*	INVESTools, Inc	16,680
4,300		MCG Capital Corp	80,668
3,800		Medallion Financial Corp	43,472
11,005		SLM Corp	450,104
608	*	World Acceptance Corp	24,290
		TOTAL NONDEPOSITORY INSTITUTIONS	4,708,668

NONMETALLIC MINERALS, EXCEPT FUELS - 0.24%
2,751		AMCOL International Corp	81,567
600		Florida Rock Industries, Inc	40,374
2,397		Vulcan Materials Co	279,203
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	401,144

OIL AND GAS EXTRACTION - 3.06%
758	*	Atlas America, Inc	42,819
959	*	ATP Oil & Gas Corp	36,058
3,681		Baker Hughes, Inc	243,425
1,400		Berry Petroleum Co (Class A)	42,924
2,100	*	Callon Petroleum Co	28,497
2,400	*	Cameron International Corp	150,696
1,800	*	Cheniere Energy, Inc	56,070
8,196		Chesapeake Energy Corp	253,092
4,009		Cimarex Energy Co	148,413
500	*	Delta Petroleum Corp	11,480
4,330	*	Denbury Resources, Inc	128,991
2,000	*	Edge Petroleum Corp	25,040
1,600	*	Encore Acquisition Co	38,704
1,136	*	Energy Partners Ltd	20,618
4,117		ENSCO International, Inc	223,965
7,766		Equitable Resources, Inc	375,253
2,600	*	Exploration Co of Delaware, Inc	28,210
3,043	*	Forest Oil Corp	101,545
854	*	Gasco Energy, Inc	2,084
3,100	*	GeoGlobal Resources, Inc	18,941
2,700	*	Global Industries Ltd	49,383
700	*	Goodrich Petroleum Corp	23,541
4,000	*	Grey Wolf, Inc	26,800
1,548	*	Helix Energy Solutions Group, Inc	57,725
3,998		Helmerich & Payne, Inc	121,299

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
300	*	Houston Exploration Co	$16,185
5,079	*	Meridian Resource Corp	12,240
3,887	*	National Oilwell Varco, Inc	302,370
200	*	Oceaneering International, Inc	8,424
2,200	*	Parallel Petroleum Corp	50,490
7,423	*	PetroHawk Energy Corp	97,761
623	*	Petroleum Development Corp	33,374
3,147	*	Petroquest Energy, Inc	36,788
4,916		Pioneer Natural Resources Co	211,929
2,509	*	Plains Exploration & Production Co	113,256
3,597		Pogo Producing Co	173,016
3,452	*	Pride International, Inc	103,905
199	*	Quicksilver Resources, Inc	7,914
3,504		Range Resources Corp	117,034
2,457		Rowan Cos, Inc	79,779
300		RPC, Inc	4,998
4,484		Smith International, Inc	215,456
2,329	*	Southwestern Energy Co	95,442
2,000		St. Mary Land & Exploration Co	73,360
1,555	*	Stone Energy Corp	46,168
1,232	*	Superior Energy Services	42,467
1,641	*	Swift Energy Co	68,545
2,200		Tidewater, Inc	128,876
949	*	Toreador Resources Corp	17,224
1,000	*	Unit Corp	50,590
1,000		W&T Offshore, Inc	28,930
1,000	*	Whiting Petroleum Corp	39,410
10,886		XTO Energy, Inc	596,662
		TOTAL OIL AND GAS EXTRACTION	5,028,166

PAPER AND ALLIED PRODUCTS - 0.88%
1,600		Bemis Co	53,424
1,600		Bowater, Inc	38,112
3,300	*	Buckeye Technologies, Inc	42,834
2,100		Chesapeake Corp	31,710
690	*	Domtar Corporation	6,424
800		Glatfelter	11,928
6,425		International Paper Co	233,870
8,700		Kimberly-Clark Corp	595,863
5,776		MeadWestvaco Corp	178,132
100		Packaging Corp of America	2,440
900		Rock-Tenn Co (Class A)	29,880
108	*	Smurfit-Stone Container Corp	1,216
1,971		Sonoco Products Co	74,070
2,422		Temple-Inland, Inc	144,690
		TOTAL PAPER AND ALLIED PRODUCTS	1,444,593

PERSONAL SERVICES - 0.01%
300		Weight Watchers International, Inc	13,827
		TOTAL PERSONAL SERVICES	13,827

PETROLEUM AND COAL PRODUCTS - 3.12%
2,101		Alon USA Energy, Inc	76,056
11,634		Apache Corp	822,524

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
200		Ashland, Inc	$13,120
1,950		Cabot Oil & Gas Corp	131,274
13,434		Devon Energy Corp	929,901
6,516		EOG Resources, Inc	464,851
5,344		Frontier Oil Corp	174,428
978	*	Headwaters, Inc	21,369
6,142		Hess Corp	340,697
2,271		Holly Corp	134,670
5,581		Murphy Oil Corp	298,025
3,996	*	Newfield Exploration Co	166,673
6,762		Noble Energy, Inc	403,353
4,034		Sunoco, Inc	284,155
11,568		Valero Energy Corp	746,020
3,049		Western Refining, Inc	118,972
		TOTAL PETROLEUM AND COAL PRODUCTS	5,126,088

PRIMARY METAL INDUSTRIES - 1.56%
538	*	Brush Engineered Materials, Inc	26,077
1,451	*	Century Aluminum Co	68,023
2,354		Chaparral Steel Co	136,932
661	*	CommScope, Inc	28,357
22,383	*	Corning, Inc	508,989
2,368		Gibraltar Industries, Inc	53,564
1,700		Hubbell, Inc (Class B)	82,008
1,700	*	LB Foster Co (Class A)	35,037
1,023	*	Lone Star Technologies, Inc	67,549
2,369		Mueller Industries, Inc	71,307
7,143		Nucor Corp	465,224
2,190		Olympic Steel, Inc	67,868
1,575		Quanex Corp	66,701
5,060		Steel Dynamics, Inc	218,592
2,300		Steel Technologies, Inc	68,034
3,180		Tredegar Corp	72,472
3,455		United States Steel Corp	342,632
3,300	*	Wheeling-Pittsburgh Corp	78,177
5,088		Worthington Industries, Inc	104,711
		TOTAL PRIMARY METAL INDUSTRIES	2,562,254

PRINTING AND PUBLISHING - 0.82%
919		Dow Jones & Co, Inc	31,678
908		Dun & Bradstreet Corp	82,810
4,090		EW Scripps Co (Class A)	182,741
9,270		McGraw-Hill Cos, Inc	582,898
2,996		New York Times Co (Class A)	70,436
200	*	Presstek, Inc	1,210
417		R.H. Donnelley Corp	29,561
6,297		Tribune Co	202,197
137	*	Valassis Communications, Inc	2,355
218		Washington Post Co (Class B)	166,443
		TOTAL PRINTING AND PUBLISHING	1,352,329

RAILROAD TRANSPORTATION - 0.65%
9,328		CSX Corp	373,586
2,161	*	Kansas City Southern Industries, Inc	76,888

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
12,274		Norfolk Southern Corp	$621,064
		TOTAL RAILROAD TRANSPORTATION	1,071,538

REAL ESTATE - 0.08%
2,517	*	CB Richard Ellis Group, Inc (Class A)	86,031
400		Forest City Enterprises, Inc (Class A)	26,472
2,380		Stewart Enterprises, Inc (Class A)	19,183
		TOTAL REAL ESTATE	131,686

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
1,671		Cooper Tire & Rubber Co	30,563
2,590		Sealed Air Corp	81,844
1,100		Spartech Corp	32,274
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	144,681

SECURITY AND COMMODITY BROKERS - 3.39%
990		A.G. Edwards, Inc	68,488
2,386		Ameriprise Financial, Inc	136,336
200		BlackRock, Inc	31,262
407	*	Cbot Holdings, Inc (Class A)	73,870
20,486		Charles Schwab Corp	374,689
500		Chicago Mercantile Exchange Holdings, Inc	266,230
4,728	*	E*Trade Financial Corp	100,328
900		Eaton Vance Corp	32,076
796		Federated Investors, Inc (Class B)	29,229
5,236		Franklin Resources, Inc	632,666
6,636		Goldman Sachs Group, Inc	1,371,197
851	*	IntercontinentalExchange, Inc	104,001
440		International Securities Exchange, Inc	21,472
3,086		Janus Capital Group, Inc	64,528
2,096		Legg Mason, Inc	197,464
18,286		Merrill Lynch & Co, Inc	1,493,418
968	*	Nasdaq Stock Market, Inc	28,469
1,996		NYSE Group, Inc	187,125
738		SEI Investments Co	44,450
6,726		T Rowe Price Group, Inc	317,400
		TOTAL SECURITY AND COMMODITY BROKERS	5,574,698

SOCIAL SERVICES - 0.03%
3,600	*	Capital Senior Living Corp	41,796
		TOTAL SOCIAL SERVICES	41,796

SPECIAL TRADE CONTRACTORS - 0.06%
1,404	*	Layne Christensen Co	51,134
2,119	*	Quanta Services, Inc	53,441
		TOTAL SPECIAL TRADE CONTRACTORS	104,575

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
241		Apogee Enterprises, Inc	4,830
48	*	Cabot Microelectronics Corp	1,608
541		Eagle Materials, Inc	24,145
3,242		Gentex Corp	52,683
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	83,266

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.71%
800	*	Air Methods Corp	$19,216
2,858	*	Airtran Holdings, Inc	29,352
705	*	Alaska Air Group, Inc	26,860
2,505	*	Continental Airlines, Inc (Class B)	91,157
4,691	*	ExpressJet Holdings, Inc	27,395
4,890		FedEx Corp	525,333
4,368	*	Frontier Airlines Holdings, Inc	26,252
4,578	*	JetBlue Airways Corp	52,693
4,332	*	Mesa Air Group, Inc	32,620
1,722		Skywest, Inc	46,201
19,931		Southwest Airlines Co	292,986
		TOTAL TRANSPORTATION BY AIR	1,170,065

TRANSPORTATION EQUIPMENT - 0.99%
1,500		American Axle & Manufacturing Holdings, Inc	41,025
1,603		ArvinMeritor, Inc	29,255
2,760		Autoliv, Inc	157,624
7,400	*	BE Aerospace, Inc	234,580
1,937		Brunswick Corp	61,693
200		Federal Signal Corp	3,104
1,100	*	Fuel Systems Solutions, Inc	20,372
8,030		Genuine Parts Co	393,470
5,276		Harley-Davidson, Inc	309,965
3,454		Harsco Corp	154,946
1,050		Noble International Ltd	17,619
1,600		Superior Industries International, Inc	33,328
1,182	*	Tenneco, Inc	30,094
300		Thor Industries, Inc	11,817
1,600	*	TRW Automotive Holdings Corp	55,712
3,511	*	Visteon Corp	29,984
1,200		Westinghouse Air Brake Technologies Corp	41,388
		TOTAL TRANSPORTATION EQUIPMENT	1,625,976

TRANSPORTATION SERVICES - 0.10%
500		CH Robinson Worldwide, Inc	23,875
1,000		Expeditors International Washington, Inc	41,320
2,816		Sabre Holdings Corp (Class A)	92,224
		TOTAL TRANSPORTATION SERVICES	157,419

TRUCKING AND WAREHOUSING - 0.57%
13,457		United Parcel Service, Inc (Class B)	943,336
		TOTAL TRUCKING AND WAREHOUSING	943,336

WATER TRANSPORTATION - 0.03%
300	*	Gulfmark Offshore, Inc	13,095
1,200	*	Hornbeck Offshore Services, Inc	34,380
		TOTAL WATER TRANSPORTATION	47,475

WHOLESALE TRADE-DURABLE GOODS - 0.62%
1,000		Adesa, Inc	27,630
5,538		Barnes Group, Inc	127,429
1,298		BorgWarner, Inc	97,895
2,116		Castle (A.M.) & Co	62,126

TIAA-CREF MUTUAL FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
496	*	Cytyc Corp	$16,968
240		Martin Marietta Materials, Inc	32,448
140	*	Merge Technologies, Inc	682
700	*	MWI Veterinary Supply, Inc	23,100
2,096	*	Patterson Cos, Inc	74,387
3,984		Reliance Steel & Aluminum Co	192,826
3,530		Ryerson Tull, Inc	139,859
2,424		W.W. Grainger, Inc	187,230
614	*	WESCO International, Inc	38,547
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,021,127

WHOLESALE TRADE-NONDURABLE GOODS - 1.05%
300		Airgas, Inc	12,645
150	*	Akorn, Inc	1,012
590	*	Allscripts Healthcare Solutions, Inc	15,818
3,200	*	Endo Pharmaceuticals Holdings, Inc	94,080
486	*	Henry Schein, Inc	26,817
2,308		Idearc, Inc	81,011
300		Men's Wearhouse, Inc	14,115
600		Nash Finch Co	20,676
5,700		Nike, Inc (Class B)	605,682
8,400		Safeway, Inc	307,776
1,270		Spartan Stores, Inc	34,036
15,094		Sysco Corp	510,630
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,724,298

		TOTAL COMMON STOCKS	163,371,368
		(Cost $137,837,118)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.48%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.48%
$ 790,000	d	Federal Home Loan Bank, 4.900%, 04/02/07	789,677
		TOTAL SHORT-TERM INVESTMENTS	789,677
		(Cost $789,890)

		TOTAL PORTFOLIO - 99.93%	164,161,045
		(Cost $138,627,008)

		OTHER ASSETS & LIABILITIES, NET - 0.07%	119,898

		NET ASSETS - 100.00%	$164,280,943

	*	Non-income producing
	**	Percentage less than 0.01%
	d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other
		requirements on open futures contracts in the amount of $837,050.

TIAA-CREF MUTUAL FUNDS - Managed Allocation Fund

	TIAA-CREF MUTUAL FUNDS
	MANAGED ALLOCATION FUND
	STATEMENT OF INVESTMENTS (unaudited)
	March 31, 2007

SHARES	COMPANY	VALUE
	TIAA-CREF FUNDS - 100.08%
22,369,401	TIAA-CREF Bond Plus Fund	$225,483,565
12,250,205	TIAA-CREF Growth Equity Fund	125,564,606
543,751	TIAA-CREF High-Yield Bond Fund	5,067,755
7,701,174	TIAA-CREF Institutional Large-Cap Value Fund - Retail Class	123,064,758
7,222	TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	116,775
1,483,988	TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	23,254,090
4,854,001	TIAA-CREF International Equity Fund	72,664,397
40,263	TIAA-CREF Money Market Fund	40,263
425,394	TIAA-CREF Short-Term Bond Fund	4,394,325
	TOTAL TIAA-CREF FUNDS	579,650,534
	(Cost $534,978,030)

	TOTAL PORTFOLIO - 100.08%	579,650,534
	(Cost $534,978,030)

	OTHER ASSETS & LIABILITIES, NET - (0.08)%	(469,986)

	NET ASSETS - 100.00%	$579,180,548

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

TIAA-CREF MUTUAL FUNDS
HIGH-YIELD BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

CORPORATE BONDS - 94.82%

AMUSEMENT AND RECREATION SERVICES - 2.57%
$ 1,700,000	g	Buffalo Thunder Development Authority	9.375%	12/15/14	B2	$1,734,000
1,000,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa3	985,000
375,000		Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba2	374,063
1,950,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,149,875
2,000,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,985,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				7,227,938

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
1,102,000		Broder Brothers	11.250	10/15/10	B2	1,124,040
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,124,040

AUTO REPAIR, SERVICES AND PARKING - 2.54%
1,297,000	g	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,322,940
530,000		Hertz Corp	8.875	01/01/14	B1	571,075
1,660,000		Hertz Corp	10.500	01/01/16	B2	1,892,400
3,446,000	d	Keystone Automotive Operations, Inc	9.750	11/01/13	Caa1	3,351,235
		TOTAL AUTO REPAIR, SERVICES AND PARKING				7,137,650

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.50%
1,780,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,820,050
1,000,000		Autonation, Inc	7.000	04/15/14	Ba2	1,010,000
1,330,000		Sonic Automotive, Inc	8.625	08/15/13	B1	1,383,200
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,213,250

BUSINESS SERVICES - 3.26%
1,375,000		Activant Solutions, Inc	9.500	05/01/16	Caa1	1,354,375
1,750,000		Advanstar Communications, Inc	10.750	08/15/10	B1	1,894,375
1,000,000		Advanstar, Inc	15.000	10/15/11	NR	1,045,000
1,572,000		Lamar Media Corp	7.250	01/01/13	Ba3	1,591,650
650,000		Lamar Media Corp	6.625	08/15/15	Ba3	633,750
918,000	g	Open Solutions, Inc	9.750	02/01/15	Caa1	945,540
650,000		United Rentals North America, Inc	7.750	11/15/13	B3	667,875
1,000,000		Universal Compression, Inc	7.250	05/15/10	B1	1,013,750
		TOTAL BUSINESS SERVICES				9,146,315

CHEMICALS AND ALLIED PRODUCTS - 5.25%
1,216,000	g	Basell AF S.C.A	8.375	08/15/15	B2	1,267,680
1,250,000		Chemtura Corp	6.875	06/01/16	Ba1	1,209,375
1,000,000		Hercules, Inc	6.750	10/15/29	Ba3	1,000,000
1,000,000	g	Huntsman International LLC	7.875	11/15/14	B2	1,033,750
3,521,000	g	Ineos Group Holdings plc	8.500	02/15/16	B2	3,371,358
690,000	j	Koppers Holdings, Inc (Step Bond, 0.000% - 9.875% until 11/15/09)	0.000	11/15/14	B3	580,463
1,022,000		Koppers, Inc	9.875	10/15/13	B2	1,108,870

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,215,000	g	Mosaic Co	7.375%	12/01/14	B1	$1,266,638
1,000,000		Nalco Co	7.750	11/15/11	B1	1,025,000
2,832,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	2,902,800
		TOTAL CHEMICALS AND ALLIED PRODUCTS				14,765,934

COAL MINING - 2.55%
2,100,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,065,875
500,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	506,250
3,392,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	Ba2	3,578,560
1,000,000		Peabody Energy Corp	6.875	03/15/13	Ba1	1,017,500
		TOTAL COAL MINING				7,168,185

COMMUNICATIONS - 9.33%
2,902,000		Allbritton Communications Co	7.750	12/15/12	B1	2,974,550
535,000		American Cellular Corp	10.000	08/01/11	B3	566,431
1,000,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,041,250
1,152,000	g	Citizens Communications Co	7.125	03/15/19	Ba2	1,140,480
2,026,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,218,470
1,369,000		CSC Holdings, Inc	7.625	04/01/11	B2	1,403,225
685,000		CSC Holdings, Inc	7.625	07/15/18	B2	691,850
1,450,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,459,063
1,975,000		Echostar DBS Corp	7.125	02/01/16	Ba3	2,039,188
2,720,000	g	Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	3,087,200
1,315,000		Intelsat Corp	9.000	08/15/14	B2	1,423,487
1,080,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	1,125,900
1,000,000		Liberty Media Corp	8.250	02/01/30	Ba2	999,709
165,000		Quebecor Media, Inc	7.750	03/15/16	B2	169,538
3,980,000	d	Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,074,525
800,000		Qwest Corp	7.250	10/15/35	Ba1	798,000
1,000,000		Videotron Ltee	6.875	01/15/14	Ba2	1,010,000
		TOTAL COMMUNICATIONS				26,222,866

EATING AND DRINKING PLACES - 0.26%
702,000	g	Aramark Corp	8.500	02/01/15	B3	730,080
		TOTAL EATING AND DRINKING PLACES				730,080

ELECTRIC, GAS, AND SANITARY SERVICES - 9.50%
1,000,000		AES Corp	8.875	02/15/11	B1	1,075,000
500,000	g	AES Corp	9.000	05/15/15	Ba3	534,375
1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B1	975,000
2,750,000		Allied Waste North America, Inc	7.875	04/15/13	B1	2,853,125
1,931,000		Dynegy Holdings, Inc	8.750	02/15/12	B2	2,051,687
2,175,000		Edison Mission Energy	7.500	06/15/13	B1	2,245,687
1,840,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	Ba3	1,957,300
2,106,971		Midwest Generation LLC	8.300	07/02/09	Ba2	2,163,818
2,690,000		Mirant North America LLC	7.375	12/31/13	B2	2,757,250
1,183,239	i,v	NRG Energy, Inc	4.645	02/01/13	Ba1	1,189,156
306,344	i,v	NRG Energy, Inc	4.645	02/01/13	Ba1	307,493
2,000,000		NRG Energy, Inc	7.375	02/01/16	B1	2,055,000
250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	288,750
700,000		Reliant Energy, Inc	6.750	12/15/14	B2	739,375
2,000,000		Sierra Pacific Resources	8.625	03/15/14	B1	2,163,460
1,000,000		Southern Natural Gas Co	8.000	03/01/32	Baa3	1,182,172

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,000,000		Williams Cos, Inc	8.125%	03/15/12	Ba2	$1,087,500
1,000,000		Williams Cos, Inc	7.750	06/15/31	Ba2	1,070,000
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				26,696,148

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.42%
1,997,000	g,o	Freescale Semiconductor, Inc	9.125	12/15/14	B1	1,982,022
4,020,000	g	Freescale Semiconductor, Inc	10.125	12/15/16	B2	4,030,050
710,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	779,225
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				6,791,297

FABRICATED METAL PRODUCTS - 0.82%
1,000,000		Ball Corp	6.875	12/15/12	Ba1	1,010,000
1,250,000		Crown Americas LLC	7.625	11/15/13	B1	1,285,937
		TOTAL FABRICATED METAL PRODUCTS				2,295,937

FOOD STORES - 1.09%
2,983,000	d	Stater Brothers Holdings	8.125	06/15/12	B1	3,072,490
		TOTAL FOOD STORES				3,072,490

FURNITURE AND HOME FURNISHINGS STORES - 0.87%
2,300,000		GSC Holdings Corp	8.000	10/01/12	B1	2,438,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				2,438,000

HEALTH SERVICES - 2.16%
1,000,000		DaVita, Inc	6.625	03/15/13	B1	1,000,000
1,500,000		DaVita, Inc	7.250	03/15/15	B2	1,516,875
2,720,000	g	HCA, Inc	9.125	11/15/14	B2	2,907,000
750,000		HCA, Inc	7.500	11/06/33	Caa1	639,375
		TOTAL HEALTH SERVICES				6,063,250

HOLDING AND OTHER INVESTMENT OFFICES - 1.32%
1,000,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	1,072,500
1,190,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,298,587
1,228,000		Susser Holdings LLC	10.625	12/15/13	B2	1,340,055
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,711,142

HOTELS AND OTHER LODGING PLACES - 1.86%
2,750,000	d	MGM Mirage	6.750	09/01/12	Ba2	2,732,812
1,500,000	g,i	Seminole Hard Rock Entertainment, Inc	7.848	03/15/14	B1	1,530,000
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ba2	968,750
		TOTAL HOTELS AND OTHER LODGING PLACES				5,231,562

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.95%
2,709,000		Scientific Games Corp	6.250	12/15/12	Ba3	2,654,820
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,654,820

INSURANCE CARRIERS - 0.46%
1,282,000	g	Centene Corp	7.250	04/01/14	Ba3	1,288,410
		TOTAL INSURANCE CARRIERS				1,288,410

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
JUSTICE, PUBLIC ORDER AND SAFETY - 0.18%
$ 500,000		Corrections Corp of America	6.250%	03/15/13	Ba2	$500,000
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				500,000

LEGAL SERVICES - 0.81%
2,177,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	2,285,850
		TOTAL LEGAL SERVICES				2,285,850

METAL MINING - 1.47%
2,560,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba3	2,755,200
1,280,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba3	1,384,000
		TOTAL METAL MINING				4,139,200

MISCELLANEOUS RETAIL - 3.60%
1,250,000		AmeriGas Partners LP	7.125	05/20/16	B1	1,253,125
2,184,000		Couche-Tard US LP	7.500	12/15/13	Ba2	2,244,060
944,000		FTD, Inc	7.750	02/15/14	B3	951,080
1,250,000		Inergy LP	8.250	03/01/16	B1	1,312,500
1,050,000	g	Michaels Stores, Inc	11.375	11/01/16	Caa1	1,131,375
1,000,000		Rite Aid Corp	7.500	01/15/15	B3	997,500
2,176,000	g	Sally Holdings LLC	9.250	11/15/14	B2	2,235,840
		TOTAL MISCELLANEOUS RETAIL				10,125,480

NONDEPOSITORY INSTITUTIONS - 3.61%
1,250,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,196,589
1,300,000		Ford Motor Credit Co	7.875	06/15/10	B1	1,304,835
980,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	1,032,275
710,000		Ford Motor Credit Co	9.875	08/10/11	B1	751,893
1,250,000		Ford Motor Credit Co	7.000	10/01/13	B1	1,161,984
1,450,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba1	1,423,691
710,000		General Motors Acceptance Corp LLC	7.750	01/19/10	Ba1	728,759
1,600,000		General Motors Acceptance Corp LLC	7.250	03/02/11	Ba1	1,608,829
885,000		General Motors Acceptance Corp LLC	8.000	11/01/31	Ba1	948,847
		TOTAL NONDEPOSITORY INSTITUTIONS				10,157,702

OIL AND GAS EXTRACTION - 8.24%
1,060,000		Chesapeake Energy Corp	7.625	07/15/13	Ba2	1,126,250
750,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	783,750
2,000,000		Chesapeake Energy Corp	7.750	01/15/15	Ba2	2,085,000
620,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	612,250
3,000,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	2,985,000
1,300,000		Chesapeake Energy Corp	2.750	11/15/35	Ba2	1,363,323
2,125,000	g	Complete Production Services, Inc	8.000	12/15/16	B2	2,178,125
1,630,000		Denbury Resources, Inc	7.500	04/01/13	B1	1,646,300
865,000		Denbury Resources, Inc	7.500	12/15/15	B1	873,650
1,450,000		Encore Acquisition Co	6.000	07/15/15	B1	1,290,500
425,000		Encore Acquisition Co	7.250	12/01/17	B1	403,750
1,000,000		Hanover Compressor Co	9.000	06/01/14	B2	1,082,500
1,500,000		Plains Exploration & Production Co	7.000	03/15/17	Ba3	1,507,500
1,440,000		Pogo Producing Co	7.875	05/01/13	B1	1,450,800
1,030,000		Range Resources Corp	7.500	05/15/16	B1	1,060,900
2,700,000	g	Sabine Pass LNG LP	7.250	11/30/13	Ba3	2,720,250
		TOTAL OIL AND GAS EXTRACTION				23,169,848

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PAPER AND ALLIED PRODUCTS - 5.52%
$ 842,000		Abitibi-Consolidated Co of Canada	6.000%	06/20/13	B3	$715,700
1,666,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B3	1,686,825
1,421,000		Caraustar Industries, Inc	7.375	06/01/09	B3	1,385,475
2,955,000		Cenveo Corp	7.875	12/01/13	B3	2,895,900
689,000		Domtar, Inc	7.875	10/15/11	B2	721,727
810,000		Domtar, Inc	7.125	08/15/15	B2	805,950
1,380,000	g	Georgia-Pacific Corp	7.000	01/15/15	Ba3	1,386,900
1,020,000	g	Greif, Inc	6.750	02/01/17	Ba2	1,027,650
1,450,000		Jefferson Smurfit Corp US	8.250	10/01/12	B3	1,450,000
681,000		Jefferson Smurfit Corp US	7.500	06/01/13	B3	660,570
2,552,000		NewPage Corp	12.000	05/01/13	B3	2,768,920
		TOTAL PAPER AND ALLIED PRODUCTS				15,505,617

PERSONAL SERVICES - 0.69%
1,900,000		Mac-Gray Corp	7.625	08/15/15	B2	1,938,000
		TOTAL PERSONAL SERVICES				1,938,000

PETROLEUM AND COAL PRODUCTS - 1.20%
3,210,000		Lyondell Chemical Co	8.000	09/15/14	B1	3,362,475
		TOTAL PETROLEUM AND COAL PRODUCTS				3,362,475

PRIMARY METAL INDUSTRIES - 2.01%
500,000		AK Steel Corp	7.875	02/15/09	B2	500,000
1,150,000	g	Belden CDT, Inc	7.000	03/15/17	Ba2	1,173,025
1,762,000	g	General Cable Corp	7.125	04/01/17	B1	1,773,012
1,630,000		Novelis, Inc	7.250	02/15/15	B2	1,723,725
480,000	g,h	Steel Dynamics, Inc	6.750	04/01/15	Ba2	480,600
		TOTAL PRIMARY METAL INDUSTRIES				5,650,362

PRINTING AND PUBLISHING - 5.57%
1,121,692	o	AAC Group Holding Corp	12.750	10/01/12	Caa1	1,261,904
1,200,000		American Achievement Corp	8.250	04/01/12	B1	1,224,000
1,326,000	g	Idearc, Inc	8.000	11/15/16	B2	1,364,123
1,180,000		Medianews Group, Inc	6.875	10/01/13	B2	1,073,800
1,360,000		Medianews Group, Inc	6.375	04/01/14	B2	1,193,400
2,490,000	d	Morris Publishing Group LLC	7.000	08/01/13	B1	2,377,950
1,000,000		Primedia, Inc	8.875	05/15/11	B2	1,027,500
1,348,000	g	Quebecor World Capital Corp	8.750	03/15/16	B2	1,364,850
3,060,000	d	RH Donnelley Corp	8.875	01/15/16	B3	3,251,250
1,500,000		Visant Corp	7.625	10/01/12	B2	1,526,250
		TOTAL PRINTING AND PUBLISHING				15,665,027

SECURITY AND COMMODITY BROKERS - 0.30%
800,000		E*Trade Financial Corp	7.375	09/15/13	Ba2	836,000
		TOTAL SECURITY AND COMMODITY BROKERS				836,000

SOCIAL SERVICES - 0.31%
882,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	866,565
		TOTAL SOCIAL SERVICES				866,565

STONE, CLAY, AND GLASS PRODUCTS - 1.01%
1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	Ba2	1,020,000

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,250,000		Owens Brockway Glass Container, Inc	7.750%	05/15/11	Ba2	$1,290,625
500,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	526,250
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,836,875

TRANSPORTATION EQUIPMENT - 4.77%
125,000	g	American Railcar Industries, Inc	7.500	03/01/14	B1	128,437
1,746,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	1,737,270
898,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	929,430
1,400,000		General Motors Corp	7.200	01/15/11	Caa1	1,330,000
1,400,000		General Motors Corp	7.125	07/15/13	Caa1	1,309,000
450,000		General Motors Corp	7.700	04/15/16	Caa1	418,500
1,201,000		General Motors Corp	9.400	07/15/21	Caa1	1,176,980
2,750,000		General Motors Corp	8.375	07/15/33	Caa1	2,468,125
1,459,000	g	Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa1	1,524,655
700,000		Lear Corp	8.500	12/01/13	B3	676,375
1,750,000	g	TRW Automotive, Inc	7.000	03/15/14	Ba3	1,715,000
		TOTAL TRANSPORTATION EQUIPMENT				13,413,772

TRANSPORTATION SERVICES - 0.30%
850,000		United Rentals North America, Inc	6.500	02/15/12	B1	847,875
		TOTAL TRANSPORTATION SERVICES				847,875

WATER TRANSPORTATION - 1.08%
3,000,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	3,045,000
		TOTAL WATER TRANSPORTATION				3,045,000

WHOLESALE TRADE-DURABLE GOODS - 4.16%
2,770,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	2,880,800
1,892,000	g,i,o	CDRV Investors, Inc	9.860	12/01/11	Caa1	1,882,540
1,500,000		IKON Office Solutions, Inc	7.750	09/15/15	Ba3	1,567,500
1,273,000		Interline Brands, Inc	8.125	06/15/14	B3	1,314,372
750,000		Russel Metals, Inc	6.375	03/01/14	Ba2	718,125
3,300,000		Ryerson, Inc	8.250	12/15/11	B3	3,333,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS				11,696,337

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
1,121,000		Dean Foods Co	7.000	06/01/16	Ba2	1,125,204
1,300,000		Supervalu, Inc	7.500	11/15/14	B1	1,355,250
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				2,480,454

		TOTAL CORPORATE BONDS				266,501,753
		(Cost $260,973,450)

SHARES		COMPANY

WARRANTS - 0.00%**
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
1,500	v	Advanstar Holdings Corp, expires 10/15/11				15
		TOTAL WARRANTS				15
		(Cost $137,096)

TIAA-CREF MUTUAL FUNDS - High-Yield Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 3.29%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.29%
$ 9,250,000	Federal Home Loan Bank (FHLB)	4.900%	04/02/07	$9,246,223
	TOTAL SHORT-TERM INVESTMENTS			9,246,223
	(Cost $9,248,715)

	TOTAL PORTFOLIO - 98.11%			275,747,991
	(Cost $270,359,261)

	OTHER ASSETS & LIABILITIES, NET - 1.89%			5,322,820

	NET ASSETS - 100.00%			$281,070,811

**	Percentage is less than 0.01%
+	As provide by Moody's Investor Service (unaudited)
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $70,113,255 or 24.95% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at March 31, 2007.
j	Zero coupon
o	Payment-in-kind security.
v	Security valued at fair value.

ABBREVIATION: NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund
TIAA-CREF MUTUAL FUNDS
SHORT-TERM BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 99.11%

CORPORATE BONDS - 46.54%

ASSET BACKED - 13.34%
$ 56,010		Asset Backed Funding Corp NIM Trust Series 2005-WMC1
		(Class N1)	5.900%	07/26/35	NR	$55,966
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,443,888
500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1B)	5.700	02/25/35	Baa2	442,484
500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series
		2004-2 (Class 1M2)	5.700	02/25/35	A2	476,563
415,099		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	408,851
1,320,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,308,960
411,535	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	407,950
2,500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	2,509,378
442,528	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.622	11/25/35	Aaa	438,255
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	2,003,696
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	2,009,250
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	503,373
272,305		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	271,970
1,756,286		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	1,783,550
493,095	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	495,099
3,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A3)	5.790	02/25/36	Aaa	3,017,523
2,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class A3)	5.570	02/25/36	Aaa	2,002,568
500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	501,798
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A2)	5.950	02/25/36	Aaa	1,004,249
1,300,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	1,312,324
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,157
1,286,038	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	1,300,794
		TOTAL ASSET BACKED				24,196,646

CHEMICALS AND ALLIED PRODUCTS - 0.82%
250,000		Abbott Laboratories	5.600	05/15/11	A1	254,911
1,000,000		Eli Lilly & Co	2.900	03/15/08	Aa3	979,614
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	246,777
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,481,302

COMMUNICATIONS - 1.09%
250,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	267,188
1,000,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	1,056,520
500,000		CBS Corp	5.625	05/01/07	Baa3	500,054
150,000		Viacom, Inc	5.750	04/30/11	Baa3	151,978
		TOTAL COMMUNICATIONS				1,975,740

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
DEPOSITORY INSTITUTIONS - 7.16%
$ 250,000		Bank of America Corp	5.375%	08/15/11	Aa1	$252,607
1,000,000		Bank One NA	3.700	01/15/08	Aaa	988,803
500,000		Citigroup, Inc	5.100	09/29/11	Aa1	499,319
3,000,000		Citigroup, Inc	5.250	02/27/12	Aa1	3,012,159
1,000,000		JPMorgan Chase & Co	3.500	03/15/09	Aa2	971,254
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	248,857
500,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	491,149
500,000		Mellon Funding Corp	4.875	06/15/07	Aa3	499,534
250,000		Popular North America, Inc	3.875	10/01/08	A2	244,012
250,000		Popular North America, Inc	5.650	04/15/09	A2	251,034
500,000		US Bank NA	5.700	12/15/08	Aa2	504,299
500,000		Wachovia Bank NA	4.850	07/30/07	Aa1	499,087
500,000		Wachovia Corp	5.300	10/15/11	Aa3	503,106
250,000		Washington Mutual, Inc	5.500	08/24/11	A2	251,105
1,750,000		Wells Fargo & Co	4.875	01/12/11	Aa1	1,739,196
1,000,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,045,170
900,000		Western Financial Bank	9.625	05/15/12	Aa3	986,643
		TOTAL DEPOSITORY INSTITUTIONS				12,987,334

EATING AND DRINKING PLACES - 0.28%
500,000		McDonald's Corp	5.950	01/15/08	A2	502,465
		TOTAL EATING AND DRINKING PLACES				502,465

ELECTRIC, GAS, AND SANITARY SERVICES - 3.75%
500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	485,874
50,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	49,078
250,000		Consumers Energy Co	4.400	08/15/09	Baa2	244,950
2,000,000		Duke Energy Corp	3.750	03/05/08	A2	1,973,090
500,000		Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	497,858
1,000,000		Ohio Power Co	5.300	11/01/10	A3	1,005,965
500,000		ONEOK Partners LP	5.900	04/01/12	Baa2	511,613
500,000		Pepco Holdings, Inc	5.500	08/15/07	Baa3	499,804
1,000,000		Tampa Electric Co	5.375	08/15/07	Baa2	999,705
500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	533,147
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,801,084

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.69%
500,000		Cisco Systems, Inc	5.250	02/22/11	A1	502,690
500,000		Cooper Industries, Inc	5.250	07/01/07	A3	499,203
250,000		Hewlett-Packard Co	3.625	03/15/08	A2	246,458
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,248,351

FOOD AND KINDRED PRODUCTS - 1.03%
500,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	489,507
900,000		Diageo Capital plc	5.125	01/30/12	A3	894,382
500,000		Kraft Foods, Inc	4.000	10/01/08	A3	491,368
		TOTAL FOOD AND KINDRED PRODUCTS				1,875,257

FOOD STORES - 0.55%
500,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	509,411
500,000		Safeway, Inc	4.125	11/01/08	Baa2	491,085
		TOTAL FOOD STORES				1,000,496

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
FURNITURE AND FIXTURES - 0.27%
$ 500,000		Masco Corp	4.625%	08/15/07	Baa1	$498,127
		TOTAL FURNITURE AND FIXTURES				498,127

GENERAL BUILDING CONTRACTORS - 0.31%
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	553,001
		TOTAL GENERAL BUILDING CONTRACTORS				553,001

GENERAL MERCHANDISE STORES - 1.36%
1,000,000		May Department Stores Co	3.950	07/15/07	Baa2	994,907
500,000		Target Corp	3.375	03/01/08	A1	491,956
500,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	498,883
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	487,972
		TOTAL GENERAL MERCHANDISE STORES				2,473,718

HOLDING AND OTHER INVESTMENT OFFICES - 0.28%
500,000		Simon Property Group LP	5.600	09/01/11	A3	507,497
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				507,497

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.28%
500,000		Stanley Works	5.000	03/15/10	A2	498,531
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				498,531

INSURANCE CARRIERS - 0.69%
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	246,804
500,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	501,503
500,000		WellPoint, Inc	5.000	01/15/11	Baa1	496,998
		TOTAL INSURANCE CARRIERS				1,245,305

MOTION PICTURES - 0.14%
250,000		Walt Disney Co	5.700	07/15/11	A3	255,844
		TOTAL MOTION PICTURES				255,844

NONDEPOSITORY INSTITUTIONS - 5.36%
250,000		American General Finance Corp	2.750	06/15/08	A1	242,973
1,000,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	1,001,857
500,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	519,063
250,000		Caterpillar Financial Services Corp	4.875	06/15/07	A2	249,737
1,000,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	968,436
250,000		CIT Group, Inc	5.400	02/13/12	A2	250,043
140,000		FIA Card Services NA	5.375	01/15/08	Aaa	139,993
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	478,635
200,000		Ford Motor Credit Co	9.875	08/10/11	B1	211,801
500,000		General Motors Acceptance Corp LLC	6.125	08/28/07	Ba1	499,702
1,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	999,094
1,500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	1,522,368
1,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	991,097
500,000		International Lease Finance Corp	5.450	03/24/11	A1	504,360
500,000		Residential Capital LLC	6.125	11/21/08	Baa3	499,673
250,000		SLM Corp	5.400	10/25/11	A2	250,146
400,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	388,444
		TOTAL NONDEPOSITORY INSTITUTIONS				9,717,422

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
OIL AND GAS EXTRACTION - 0.52%
$ 500,000		Anadarko Petroleum Corp	3.250%	05/01/08	Baa3	$488,760
200,000		BJ Services Co	5.750	06/01/11	Baa1	202,458
250,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	248,653
		TOTAL OIL AND GAS EXTRACTION				939,871

OTHER MORTGAGE BACKED SECURITIES - 2.95%
428,070		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	429,539
555,976	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Ba1	505,483
439,275		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	440,481
1,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	1,007,072
2,000,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	1,970,338
1,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	992,477
		TOTAL OTHER MORTGAGE BACKED SECURITIES				5,345,390

PIPELINES, EXCEPT NATURAL GAS - 1.77%
750,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	735,033
1,000,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	992,711
500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	495,866
500,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	495,069
500,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	493,502
		TOTAL PIPELINES, EXCEPT NATURAL GAS				3,212,181

RAILROAD TRANSPORTATION - 0.32%
87,000		Norfolk Southern Corp	7.350	05/15/07	Baa1	87,181
500,000		Union Pacific Corp	5.750	10/15/07	Baa2	500,791
		TOTAL RAILROAD TRANSPORTATION				587,972

REAL ESTATE - 0.61%
1,100,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,106,278
		TOTAL REAL ESTATE				1,106,278

SECURITY AND COMMODITY BROKERS - 2.04%
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	492,444
500,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	500,089
500,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	498,997
1,000,000		Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	977,820
500,000		Morgan Stanley	5.800	04/01/07	Aa3	500,000
750,000		Morgan Stanley	3.625	04/01/08	Aa3	738,694
		TOTAL SECURITY AND COMMODITY BROKERS				3,708,044

TRANSPORTATION BY AIR - 0.11%
200,000		FedEx Corp	5.500	08/15/09	Baa2	200,905
		TOTAL TRANSPORTATION BY AIR				200,905

TRANSPORTATION EQUIPMENT - 0.82%
500,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	509,513
1,000,000		General Dynamics Corp	3.000	05/15/08	A2	977,006
		TOTAL TRANSPORTATION EQUIPMENT				1,486,519

		TOTAL CORPORATE BONDS				84,405,280
		(Cost $84,645,044)

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
GOVERNMENT BONDS - 52.57%
AGENCY SECURITIES - 26.70%
$ 750,000	d	Federal Farm Credit Bank (FFCB)	3.375%	07/15/08	Aaa	$735,196
750,000		FFCB	4.125	04/15/09	Aaa	739,753
4,000,000		FFCB	5.375	07/18/11	Aaa	4,084,468
2,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	2,042,246
500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	02/27/09	Aaa	489,803
3,700,000		FHLMC	4.750	11/03/09	Aaa	3,695,515
2,500,000		FHLMC	4.875	02/09/10	Aaa	2,505,208
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,861,353
750,000		FHLMC	5.250	07/18/11	Aaa	762,096
770,569		FHLMC	5.125	10/15/15	NR	766,146
469,818		FHLMC	6.000	09/15/16	NR	478,886
5,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	5,052,128
2,000,000		FNMA	5.000	09/15/08	Aaa	2,001,492
3,000,000	d	FNMA	5.375	08/15/09	Aaa	3,037,900
1,000,000		FNMA	4.625	12/15/09	Aaa	995,521
8,900,000		FNMA	7.125	06/15/10	Aaa	9,507,707
3,500,000		FNMA	6.250	02/01/11	Aa2	3,659,967
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,008,460
		TOTAL AGENCY SECURITIES				48,423,845

FOREIGN GOVERNMENT BONDS - 3.14%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	249,568
800,000		Eksportfinans A/S	5.000	02/14/12	Aaa	804,914
1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	977,171
1,000,000		International Finance Corp	5.125	05/02/11	Aaa	1,011,750
1,250,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,261,843
150,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	152,293
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	988,518
250,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	251,335
		TOTAL FOREIGN GOVERNMENT BONDS				5,697,392

MORTGAGE BACKED SECURITIES - 2.04%
222,877		Federal Home Loan Mortgage Corp (FHLMC)	6.000	12/15/30		223,969
136,517		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		138,943
607,971		FGLMC	5.500	01/01/19		610,587
535,742		FGLMC	5.500	01/01/19		538,048
551,262		Federal National Mortgage Association (FNMA)	6.143	02/01/08		549,812
854,455		FNMA	6.366	12/01/08		851,908
116,472		FNMA	5.000	06/01/13		116,211
517,538		FNMA	5.000	02/25/35		512,228
152,525	i	Government National Mortgage Association (GNMA)	6.229	06/16/21		153,582
		TOTAL MORTGAGE BACKED SECURITIES				3,695,288

MUNICIPAL BONDS - 0.56%
1,000,000		Grand Prairie Sports Facilities	7.130	09/15/18	Aaa	1,008,570
		TOTAL MUNICIPAL BONDS				1,008,570

U.S. TREASURY SECURITIES - 20.13%
9,950,000		United States Treasury Note	4.375	12/31/07		9,904,131
500,000		United States Treasury Note	4.875	04/30/08		499,985
4,000,000		United States Treasury Note	4.875	10/31/08		4,008,800
1,000,000		United States Treasury Note	4.750	12/31/08		1,001,500

TIAA-CREF MUTUAL FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 1,360,000	United States Treasury Note	4.875%	01/31/09	$1,365,522
5,000,000	United States Treasury Note	4.875	05/15/09	5,027,800
14,270,000	United States Treasury Note	4.625	12/31/11	14,318,660
390,000	United States Treasury Note	4.625	02/29/12	391,529
	TOTAL U.S. TREASURY SECURITIES			36,517,927

	TOTAL GOVERNMENT BONDS			95,343,022
	(Cost $95,270,999)

	TOTAL BONDS			179,748,302
	(Cost $179,916,043)

	TOTAL PORTFOLIO - 99.11%			179,748,302
	(Cost $179,916,043)

	OTHER ASSETS & LIABILITIES, NET - 0.89%			1,613,256

	NET ASSETS - 100.00%			$181,361,558

+	As provide by Moody's Investor Service (unaudited)
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2007, the value of these securities amounted to $4,812,714 or 2.65% of net assets.
i	Floating rate or variable rate securities reflects the rate at March 31, 2007.
v	Security valued at fair value.

ABBREVIATION: NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund
TIAA-CREF MUTUAL FUNDS
TAX-EXEMPT BOND FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

LONG -TERM MUNICIPAL BONDS - 98.08%

ALABAMA - 1.38%
$ 265,000		Birmingham Industrial Water Board, ETM	6.000%	07/01/07	NR	$266,503
2,300,000		Courtland IDB, International Paper Project, Series 2003A	5.000	11/01/13	Baa3	2,404,696
		TOTAL ALABAMA				2,671,199

ARIZONA - 3.73%
1,000,000		Arizona Health Facilities Authority	6.375	12/01/37	NR	1,142,410
700,000		Arizona State Transportation Board, Grant Anticipation Note	5.000	07/01/14	Aa3	754,544
1,535,000		Arizona Water Infrastructure Finance Authority, Water Quality	5.000	10/01/16	Aaa	1,679,351
2,045,000		Greater Arizona Development Authority	5.000	08/01/14	Aaa	2,210,032
1,310,000		Tucson AZ, COP	5.250	07/01/14	Aaa	1,431,044
		TOTAL ARIZONA				7,217,381

ARKANSAS - 2.85%
1,260,000		Arkansas Development Finance Authority	5.000	11/01/14	NR	1,359,540
1,600,000		Arkansas Development Finance Authority, Waste Water Revenue, Series 2001-A	5.500	12/01/18	NR	1,816,992
345,000		Arkansas Housing Development Agency, ETM	8.375	07/01/10	NR	369,302
1,000,000		Fayetteville	5.000	11/01/16	Aaa	1,091,340
765,000		North Little Rock	6.500	07/01/15	Aaa	873,332
		TOTAL ARKANSAS				5,510,506

CALIFORNIA - 1.08%
1,385,000	d	California State Department of Water Resources	5.500	05/01/12	A1	1,500,675
45,000	i	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Aaa	45,729
500,000		Los Angeles Unified School District	5.000	07/01/17	Aaa	548,700
		TOTAL CALIFORNIA				2,095,104

CONNECTICUT - 0.77%
1,240,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	#Aaa	1,487,913
		TOTAL CONNECTICUT				1,487,913

DISTRICT OF COLUMBIA - 0.17%
300,000		District of Columbia	6.000	08/15/10	Aaa	322,113
		TOTAL DISTRICT OF COLUMBIA				322,113

FLORIDA - 5.99%
1,500,000		Broward County School Board, COP	5.250	07/01/15	Aaa	1,634,850
1,785,000		Broward County School Board, COP	5.250	07/01/16	Aaa	1,954,414
1,600,000		First Florida Governmental Financing Commission, Series 2001B	5.500	07/01/15	Aaa	1,789,616
725,000		Florida State Board of Education Lottery Revenue	5.000	07/01/18	Aaa	772,386
2,000,000		Lake County School Board, COP	5.250	06/01/17	Aaa	2,212,200
1,925,000		Lake County School Board, COP	5.250	06/01/18	Aaa	2,130,629
1,000,000		Pinellas County Health Facility Authority Baycare	5.500	11/15/33	Aa3	1,097,640
		TOTAL FLORIDA				11,591,735

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
GEORGIA - 1.17%
$ 1,015,000	Atlanta, GA Water & Waste Water, Series 1999-A	5.500%	11/01/14	Aaa	$1,124,102
1,055,000	Georgia State GO	5.000	07/01/13	Aaa	1,133,186
	TOTAL GEORGIA				2,257,288

ILLINOIS - 2.83%
855,000	Chicago Metropolitan Water Reclamation District-Greater
	Chicago, ETM	7.000	01/01/11	#Aaa	923,981
1,000,000	Chicago Public Building Commission Building	5.000	03/01/15	Aaa	1,079,850
740,000	Cook County Community Consolidated School District No 64	5.500	12/01/14	Aaa	823,909
1,175,000	Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aaa	1,267,766
1,260,000	Metropolitan Pier & Exposition Authority	5.375	06/01/13	Aaa	1,375,933
	TOTAL ILLINOIS				5,471,439
INDIANA - 4.85%
1,165,000	Anderson School Building Corp, 1st Mtge, ETM	5.250	07/15/14	Aaa	1,257,047
1,340,000	Benton School Improvement Building Corp	5.000	07/15/15	NR	1,450,282
1,200,000	Center Grove School Building Corp	5.000	07/15/14	Aaa	1,292,352
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	Aaa	1,082,300
2,000,000	New Albany Floyd County School Building Corp, 1st Mtge	5.000	07/15/15	NR	2,164,600
2,000,000	South Madison Elementary School Building Corp 1st Mtge	5.000	07/15/15	Aaa	2,142,200
	TOTAL INDIANA				9,388,781

KENTUCKY - 0.96%
1,775,000	Kentucky Turnpike Authority, Toll Revenue, ETM	6.000	07/01/11	#Aaa	1,860,715
	TOTAL KENTUCKY				1,860,715

LOUISIANA - 1.20%
2,235,000	Desoto Parish LA, Pollution Control Revenue, International Paper, Series 2002A	5.000	10/01/12	Baa3	2,326,322
	TOTAL LOUISIANA				2,326,322

MARYLAND - 1.30%
1,280,000	Maryland State GO	5.000	03/01/16	Aaa	1,400,179
1,000,000	Maryland State GO	5.250	03/01/17	Aaa	1,119,630
	TOTAL MARYLAND				2,519,809

MASSACHUSETTS - 0.90%
1,600,000	Massachusetts St Water Pollution Abatement	5.000	08/01/16	Aaa	1,744,240
	TOTAL MASSACHUSETTS				1,744,240

MICHIGAN - 5.41%
2,020,000	Ann Arbor School District	5.000	05/01/15	Aaa	2,188,609
1,535,000	Bedford Public School District	5.000	05/01/14	Aaa	1,654,208
1,705,000	Caledonia Community Schools	5.000	05/01/15	Aaa	1,847,316
1,000,000	Detroit MI	5.000	07/01/14	Aaa	1,079,230
800,000	Forest Hills Public Schools	5.000	05/01/15	Aaa	866,776
1,750,000	L'Anse Creuse Public Schools	5.000	05/01/15	Aaa	1,896,073
850,000	New Haven Community Schools	5.250	05/01/16	Aaa	940,389
	TOTAL MICHIGAN				10,472,601

MINNESOTA - 0.17%
305,000	Western Minnesota Municipal Power Agency, ETM	6.375	01/01/16	#Aaa	337,565
	TOTAL MINNESOTA				337,565

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
MISSISSIPPI - 1.31%
$ 1,120,000		Harrison County Wasterwater Management District, ETM	5.000%	02/01/15	Baa1	$1,197,963
250,000		Mississippi Development Bank Special Obligation	5.000	11/01/18	Aaa	266,880
1,000,000		State of Mississippi	5.000	12/01/13	Aaa	1,076,050
		TOTAL MISSISSIPPI				2,540,893

MISSOURI - 1.67%
300,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	328,212
1,325,000		Missouri State Environmental Improvement & Energy
		Resources Authority	5.500	07/01/12	Aaa	1,440,898
1,250,000		Missouri State Health & Educational Facilities Authority, BJC Health Project, ETM	6.750	05/15/13	#Aaa	1,456,838
		TOTAL MISSOURI				3,225,948

NEBRASKA - 0.56%
1,000,000		Central Plains Energy Project	5.250	12/01/18	Aa3	1,094,020
		TOTAL NEBRASKA				1,094,020

NEVADA - 0.41%
800,000		Clark County, NV, Pollution Control Revenue Nevada Power Project	5.300	10/01/11	NR	801,472
		TOTAL NEVADA				801,472

NEW JERSEY - 6.39%
2,610,000		Garden State Preservation Trust, Series 2005-C	5.125	11/01/18	Aaa	2,897,753
1,425,000		New Jersey Economic Development Authority, School Facilities Construction	5.250	09/01/14	Aaa	1,562,099
350,000		New Jersey State GO	5.500	07/15/16	Aaa	394,688
1,285,000		New Jersey State Turnpike Authority, ETM	5.700	05/01/13	#Aaa	1,347,618
20,000		New Jersey State Turnpike Authority	6.500	01/01/16	A3	23,230
835,000		New Jersey State Turnpike Authority	6.500	01/01/16	Aaa	962,079
90,000		New Jersey State Turnpike Authority	6.500	01/01/16	A3	104,540
55,000		New Jersey State Turnpike Authority	6.500	01/01/16	Aaa	63,886
2,000,000		New Jersey Transportation Trust Fund Authority, ETM	5.750	12/15/14	#Aaa	2,270,900
260,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/15	Aaa	292,050
1,400,000		Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,487,906
770,000		Tobacco Settlement Financing Corp	5.750	06/01/32	#Aaa	824,239
120,000		Tobacco Settlement Financing Corp	6.375	06/01/32	#Aaa	136,116
		TOTAL NEW JERSEY				12,367,104

NEW MEXICO - 1.36%
280,000		Dona Ana County NM, County Administrative Facilities Project, Series 2004A	5.500	12/01/17	NR	305,718
1,995,000		New Mexico Finance Authority	5.000	12/15/14	Aa2	2,164,455
150,000		New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	#Aaa	160,818
		TOTAL NEW MEXICO				2,630,991

NEW YORK - 11.69%
100,000		Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	Aaa	101,600
2,000,000		Long Island Power Authority	5.250	12/01/14	A3	2,188,240
2,100,000	d	Metropolitan Transportation Authority	5.500	11/15/13	Aaa	2,322,474
1,950,000		Metropolitan Transportation Authority, Dedicated Tax	5.500	11/15/16	Aaa	2,211,437
2,650,000		Metropolitan Transportation Authority, Service Contract	5.500	07/01/16	A1	2,947,807
1,500,000		Metropolitan Transportation Authority, Service Contract	5.750	01/01/18	Aaa	1,740,090
500,000		New York State Dormitory Authority	4.050	02/15/16	NR	500,350
1,000,000		New York State Dormitory Authority	5.000	07/01/16	Ba2	1,039,510
2,500,000		New York State Dormitory Authority	5.500	05/15/17	Aaa	2,840,525

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 1,825,000		New York State Environmental Facilities Corp	5.000%	03/15/14	NR	$1,961,036
2,600,000		New York State Environmental Facilities Corp	5.250	06/15/18	Aaa	2,781,194
1,830,000		New York State Thruway Authority, Service Contract	5.500	04/01/12	A1	1,978,871
		TOTAL NEW YORK				22,613,134

NORTH CAROLINA - 0.17%
40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	Aaa	43,184
250,000		North Carolina Municipal Power Agency No 1 Catawba	5.500	01/01/15	Aaa	278,435
		TOTAL NORTH CAROLINA				321,619

OHIO - 3.28%
1,800,000		Akron OH	5.000	12/01/17	Aaa	1,974,528
1,820,000		Cincinnati City School District, GO	5.000	12/01/16	Aaa	1,987,404
200,000		Dayton OH	6.050	10/01/09	NR	211,088
75,000		Ohio State Water Development Authority , ETM	6.000	12/01/16	#Aaa	83,255
1,000,000		Olentangy Local School District	5.500	12/01/19	Aaa	1,102,320
900,000		State of Ohio	5.000	11/01/16	Aa1	980,703
		TOTAL OHIO				6,339,298

OKLAHOMA - 0.24%
440,000	d	Tulsa County Home Finance Authority, ETM	6.900	08/01/10	Aaa	460,750
		TOTAL OKLAHOMA				460,750

OREGON - 0.99%
1,795,000		Oregon State Department of Administrative Services, Lottery Revenue	5.000	04/01/13	Aaa	1,918,370
		TOTAL OREGON				1,918,370

PENNSYLVANIA - 7.25%
1,845,000		Carbon County Hospital Authority	5.400	11/15/14	Aaa	1,980,977
2,220,000	d	Carbon County IDA, Panter Creek	6.650	05/01/10	NR	2,293,637
600,000		City of Philadelphia PA	5.000	07/01/15	Aaa	650,946
1,000,000	h	City of Philadelphia PA	5.000	08/01/16	Aaa	1,080,480
230,000		City of Pittsburgh PA	5.000	09/01/13	Aaa	246,100
1,000,000		Commonwealth of Pennsylvania	5.000	01/01/16	Aa2	1,084,620
1,950,000		Commonwealth of Pennsylvania	5.375	07/01/17	Aa2	2,187,315
1,030,000		Pennsylvania Economic Development Financing Authority, Amtrak	6.000	11/01/09	A3	1,068,903
1,250,000		Pennsylvania Economic Development Financing Authority, Amtrak	6.500	11/01/16	A3	1,355,912
230,000		Pennsylvania Economic Development Financing Authority, Amtrak	6.250	11/01/31	A3	247,544
120,000		Pennsylvania Economic Development Financing Authority, Amtrak	6.375	11/01/41	A3	129,660
235,000		Pennsylvania Economic Development Financing Authority, Fayetle Thermal	5.250	12/01/16	NR	244,823
1,265,000		Pittsburgh Urban Redevelopment Authority	6.000	09/01/16	#Aaa	1,457,811
		TOTAL PENNSYLVANIA				14,028,728

PUERTO RICO - 7.02%
2,645,000		Commonwealth of Puerto Rico GO	5.000	07/01/12	Baa3	2,780,292
1,200,000		Commonwealth of Puerto Rico GO	5.250	07/01/12	Baa3	1,275,468
560,000		Commonwealth of Puerto Rico GO	5.000	07/01/13	Baa3	592,530
1,000,000		Commonwealth of Puerto Rico GO	5.250	07/01/16	Baa3	1,087,660
1,270,000	i	Commonwealth of Puerto Rico GO, Mandatory Put 07/01/12	5.000	07/01/30	Baa3	1,326,388
1,000,000		Puerto Rico Government Development Bank	5.000	12/01/16	Baa3	1,071,130
2,300,000		Puerto Rico Highway & Transportation Authority, Series 2005A	5.000	07/01/14	Baa3	2,446,211
1,000,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,085,510
1,800,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	1,928,700
		TOTAL PUERTO RICO				13,593,889

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING+	VALUE
RHODE ISLAND - 0.54%
$ 950,000	Rhode Island State & Providence Plantations, COP	5.250%	10/01/14	Aaa	$1,042,967
	TOTAL RHODE ISLAND				1,042,967

SOUTH CAROLINA - 1.35%
150,000	Georgetown County	5.700	04/01/14	Baa3	163,225
385,000	Greenville County, COP, Greenville Technical College	5.000	04/01/17	Aaa	398,102
1,900,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	Aaa	2,058,802
	TOTAL SOUTH CAROLINA				2,620,129

SOUTH DAKOTA - 0.60%
1,000,000	Sioux Falls SD	6.750	11/15/33	NR	1,152,190
	TOTAL SOUTH DAKOTA				1,152,190

TENNESSEE - 2.73%
1,000,000	City of Memphis	5.000	10/01/15	Aaa	1,087,150
890,000	Memphis-Shelby County Airport Authority, Federal Express Project	5.000	09/01/09	Baa2	911,849
545,000	Shelby County Health Educational & Housing Facilities
	Board, ETM	5.500	08/15/19	Aaa	608,803
2,500,000	Tennessee Energy Acquisition Corp	5.000	09/01/16	Aa3	2,674,075
	TOTAL TENNESSEE				5,281,877

TEXAS - 8.30%
3,520,000	Brazos River Authority Houston Industries Project, Series 1998-D	4.900	10/01/15	Aaa	3,788,189
540,000	Brazos River Authority Houston Industries Project, Series 1998-A	5.125	05/01/19	Aaa	557,998
1,390,000	Corpus Christi, Utility System Revenue, Series 2005-A	5.000	07/15/15	Aaa	1,503,368
400,000	Cypress-Fairbanks Independent School District	5.000	02/15/16	Aaa	433,000
500,000	Guadalupe-Blanco River Authority, Western Canyon Water	5.250	04/15/19	Aaa	534,850
1,035,000	Harris County Flood Control District GO	5.000	10/01/14	Aa1	1,113,919
345,000	Houston Air System, ETM	5.800	07/01/10	#Aaa	355,526
1,425,000	Houston Utility System Revenue	5.000	11/15/14	Aaa	1,538,059
920,000	Lower Colorado River Authority, ETM	6.000	01/01/17	Aaa	1,076,906
1,505,000	Lower Colorado River Authority	5.000	05/15/17	Aaa	1,595,902
2,500,000	Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	Aa3	2,728,675
765,000	Texas Public Building Authority, ETM	7.125	08/01/11	Aaa	832,175
	TOTAL TEXAS				16,058,567

VIRGINIA - 2.01%
1,700,000	Hopewell GO	5.000	07/15/09	A2	1,728,356
2,000,000	Virginia College Building Authority	5.000	09/01/14	Aa1	2,165,720
	TOTAL VIRGINIA				3,894,076

WASHINGTON - 3.44%
75,000	Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Aaa	79,054
125,000	Cowlitz County Public Utility District No 1	5.000	09/01/11	Aaa	131,550
350,000	Energy Northwest	5.000	07/01/13	Aaa	362,229
1,540,000	King County School District No 401	5.125	12/01/20	Aaa	1,628,781
1,050,000	Port of Seattle	5.000	03/01/15	Aaa	1,132,362
2,925,000	Port of Seattle	5.500	09/01/17	Aaa	3,314,083
	TOTAL WASHINGTON				6,648,059

TIAA-CREF MUTUAL FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
WISCONSIN - 2.01%
$ 3,500,000		Wisconsin GO	5.250	05/01/15	Aaa	$3,847,410
40,000		State of Wisconsin	6.875%	06/01/11	Aa1	43,487
		TOTAL WISCONSIN				3,890,897

		TOTAL LONG -TERM MUNICIPAL BONDS				189,799,689
		(Cost $188,354,851)

SHORT -TERM MUNICIPAL BONDS - 1.10%
NEW YORK - 0.49%
530,000	i	New York City Transitional Finance Authority	1.000	08/01/31	Aa1	530,000
415,000	i	New York City Municipal Water Finance Authority, Series 2003-F2	0.900	06/15/35	Aa2	415,000
		TOTAL NEW YORK				945,000

WYOMING - 0.45%
880,000	i	Lincoln County WY	1.000	11/01/14	Aaa/P-1	880,000
		TOTAL WYOMING				880,000

TEXAS - 0.16%
300,000	i	Harris County Industrial Development Corp	1.613	03/01/24	Aaa	300,000
		TOTAL TEXAS				300,000

		TOTAL SHORT -TERM MUNICIPAL BONDS				2,125,000
		(Cost $2,125,000)

		TOTAL PORTFOLIO - 99.18%				191,924,689
		(Cost $190,479,851)

		OTHER ASSETS & LIABILITIES, NET - 0.82%				1,583,814

		NET ASSETS - 100.00%				$193,508,503

+	As provide by Moody's Investor Service (unaudited)
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate at March 31, 2007.

ABBREVIATION: AMT - Alternative Minimum Tax COP - Certificate of Participation ETM - Escrowed to Maturity GO - General Obligation Mtge - Mortgage NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

TIAA-CREF MUTUAL FUNDS
BOND PLUS FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE

BONDS - 98.57%

CORPORATE BONDS - 47.53%

ASSET BACKED - 15.36%
$ 200,060	i	AQ Finance NIM Trust Series 2004-RN2	5.520%	04/25/09	Aaa	$199,985
74,669	i,v	AQ Finance NIM Trust Series 2004-RN3	5.500	05/25/09	Aaa	74,670
2,378,152		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,369,353
505,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	507,515
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	884,968
1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates
		Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	984,848
1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	991,636
555,976	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Ba1	505,483
411,535	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	407,950
3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	3,011,253
1,700,000		Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	1,701,488
234,042	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.540	02/15/29	Aaa	234,171
177,168		Detroit Edison Securitization Funding LLC Series 2001-1
		(Class A3)	5.875	03/01/10	Aaa	177,855
2,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	2,014,144
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	2,003,696
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	2,009,250
1,010,771	i	Golden Securities Corp Series 2003-A (Class A1)	5.620	12/02/13	Aaa	1,000,057
4,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	3,992,820
400,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	399,481
1,106,171		HFC Home Equity Loan Asset Backed Certificates Series
		2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,104,633
3,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	NR	3,011,205
500,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	503,373
2,500,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	2,526,508
2,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.460	03/25/36	Aaa	2,000,422
742,505		JPMorgan Auto Receivables Trust Series 2007-A (Class A1)	5.344	02/15/08	P1	742,446
2,000,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	2,006,350
453,841		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	453,283
814,082	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	NR	610,562
1,405,028		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	1,426,840
1,582,067		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	1,580,686
591,714	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	594,118
1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,007,006
355,052		Public Service New Hampshire Funding LLC Series 2001-1
		(Class A2)	5.730	11/01/10	Aaa	356,598

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586%	11/25/36	Aaa	$500,744
1,000,000	i	Residential Asset Mortgage Products, Inc Series 2003-RZ5
		(Class A7)	4.970	09/25/33	Aaa	987,601
5,000,000	d,i	Residential Asset Mortgage Products, Inc Series 2004-RS11
		(Class M1)	5.940	11/25/34	Aa1	5,011,780
613,304		Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	612,177
6,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12
		(Class A3)	5.790	02/25/36	Aaa	6,035,046
500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M1)	6.010	02/25/36	Aa1	503,430
1,500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1
		(Class M2)	6.060	02/25/36	Aa2	1,505,394
1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3
		(Class A3)	5.960	02/25/36	Aaa	1,009,480
3,528,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI4
		(Class A3)	5.440	09/25/36	Aaa	3,517,871
3,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2
		(Class AI3)	5.550	03/25/36	Aaa	3,002,844
500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,157
2,572,076	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	2,601,589
3,997,486	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	3,984,057
		Wachovia Amortization Controlled Heloc NIM Series 2006-N1
2,000,000	v	(Class N1)	5.683	08/12/47	A3	1,987,188
2,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	2,005,088
480,618	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.680	05/25/35	NR	480,345
		TOTAL ASSET BACKED				75,637,444

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
500,000		Home Depot, Inc	5.400	03/01/16	Aa3	488,434
250,000		Lowe's Cos, Inc	8.250	06/01/10	A1	271,559
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				759,993

CHEMICALS AND ALLIED PRODUCTS - 0.40%
500,000		Abbott Laboratories	5.600	05/15/11	A1	509,822
500,000		Chemtura Corp	6.875	06/01/16	Ba1	483,750
500,000		Lubrizol Corp	4.625	10/01/09	Baa3	493,553
500,000		Lubrizol Corp	5.500	10/01/14	Baa3	489,668
		TOTAL CHEMICALS AND ALLIED PRODUCTS				1,976,793

COMMUNICATIONS - 2.56%
500,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	534,375
250,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	245,285
500,000		AT&T, Inc	5.100	09/15/14	A2	488,656
250,000		AT&T, Inc	6.150	09/15/34	A2	246,675
750,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	858,863
1,000,000		Comcast Corp	5.875	02/15/18	Baa2	1,004,766
250,000		Comcast Corp	5.650	06/15/35	Baa2	227,090
500,000		Comcast Corp	6.500	11/15/35	Baa2	506,367
250,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	309,649
250,000		France Telecom S.A.	7.750	03/01/11	A3	272,089
250,000		Gray Television, Inc	9.250	12/15/11	B1	261,563

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 250,000		New Cingular Wireless Services, Inc	7.875%	03/01/11	Baa1	$273,553
250,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	323,587
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	523,750
500,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	547,500
1,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,952,416
250,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	242,854
250,000		Verizon Global Funding Corp	5.850	09/15/35	A3	236,398
2,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,023,971
250,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	235,206
250,000		Viacom, Inc	5.750	04/30/11	Baa3	253,297
300,000		Viacom, Inc	6.875	04/30/36	Baa3	301,988
250,000		Vodafone Group plc	5.625	02/27/17	A3	247,571
500,000		Vodafone Group plc	6.150	02/27/37	A3	482,004
		TOTAL COMMUNICATIONS				12,599,473

DEPOSITORY INSTITUTIONS - 3.13%
250,000		Bank of America Corp	6.250	04/15/12	Aa1	262,014
500,000		Bank of America NA	5.300	03/15/17	Aa1	493,740
1,000,000		Bank of America NA	6.000	10/15/36	Aa1	1,002,498
500,000		Bank One Corp	5.250	01/30/13	Aa3	497,627
500,000	g,i	BOI Capital Funding No. 2 LP	5.571	12/30/49	A2	488,440
250,000		Capital One Bank	5.125	02/15/14	A2	243,783
250,000		Citigroup, Inc	5.100	09/29/11	Aa1	249,659
1,000,000		Citigroup, Inc	5.250	02/27/12	Aa1	1,004,053
500,000		Citigroup, Inc	5.125	05/05/14	Aa1	494,442
500,000		Citigroup, Inc	5.850	12/11/34	Aa1	497,121
250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	244,862
250,000		Greenpoint Financial Corp	3.200	06/06/08	A3	243,968
500,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	539,513
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	243,119
250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	248,857
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	540,263
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A3	248,229
1,000,000		Mellon Funding Corp	6.400	05/14/11	A1	1,044,882
250,000		Popular North America, Inc	5.650	04/15/09	A2	251,034
250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	240,976
500,000		Regions Financial Corp	6.375	05/15/12	A2	524,387
250,000	g,h,i	Societe Generale	5.922	12/30/49	A1	249,850
500,000		US Bank NA	5.700	12/15/08	Aa2	504,299
750,000		Wachovia Bank NA	4.800	11/01/14	Aa3	718,026
250,000		Wachovia Bank NA	5.850	02/01/37	Aa3	243,723
750,000		Wachovia Corp	5.250	08/01/14	A1	739,894
1,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,007,188
750,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	783,877
1,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	1,581,532
		TOTAL DEPOSITORY INSTITUTIONS				15,431,856

ELECTRIC, GAS, AND SANITARY SERVICES - 2.44%
500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	485,874
250,000		Carolina Power & Light Co	5.700	04/01/35	A3	240,182
500,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	555,570
250,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	248,267
500,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	502,018

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		Commonwealth Edison Co	3.700%	02/01/08	Baa2	$490,775
750,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	780,648
250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	242,791
500,000		Consumers Energy Co	4.400	08/15/09	Baa2	489,901
1,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,047,181
500,000		Florida Power & Light Co	4.850	02/01/13	Aa3	490,168
500,000		Florida Power Corp	4.500	06/01/10	A2	490,094
250,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	251,340
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	247,559
500,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	508,046
250,000		Nevada Power Co	6.650	04/01/36	Ba1	260,527
250,000		Northern States Power Co	6.250	06/01/36	A2	267,492
500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	461,188
1,000,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	965,476
250,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	242,017
250,000		Public Service Co of Colorado	5.500	04/01/14	A3	250,658
200,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	201,950
250,000		Southern California Edison Co	5.350	07/15/35	A2	234,044
500,000		Texas Eastern Transmission LP	5.250	07/15/07	A3	499,212
500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	533,147
250,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	242,291
250,000		Waste Management, Inc	7.750	05/15/32	Baa3	289,729
500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	513,402
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				12,031,547

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.36%
1,000,000		Cisco Systems, Inc	5.250	02/22/11	A1	1,005,380
250,000		Cisco Systems, Inc	5.500	02/22/16	A1	252,360
500,000		Cooper Industries, Inc	5.250	07/01/07	A3	499,203
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,756,943

FABRICATED METAL PRODUCTS - 0.05%
250,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	236,363
		TOTAL FABRICATED METAL PRODUCTS				236,363

FOOD AND KINDRED PRODUCTS - 0.62%
250,000		Bottling Group LLC	4.625	11/15/12	Aa3	243,837
250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	250,753
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	236,008
500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	580,044
500,000		Coors Brewing Co	6.375	05/15/12	Baa2	520,748
500,000		Diageo Capital plc	5.125	01/30/12	A3	496,879
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	507,256
250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	237,516
		TOTAL FOOD AND KINDRED PRODUCTS				3,073,041

FOOD STORES - 0.21%
500,000	d	Kroger Co	6.800	04/01/11	Baa2	524,256
500,000		Safeway, Inc	4.125	11/01/08	Baa2	491,085
		TOTAL FOOD STORES				1,015,341

FURNITURE AND FIXTURES - 0.10%
500,000		Masco Corp	4.625	08/15/07	Baa1	498,127
		TOTAL FURNITURE AND FIXTURES				498,127

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
GENERAL BUILDING CONTRACTORS - 0.24%
$ 700,000		Centex Corp	5.250%	06/15/15	Baa2	$636,886
500,000		DR Horton, Inc	9.750	09/15/10	Ba1	553,001
		TOTAL GENERAL BUILDING CONTRACTORS				1,189,887

GENERAL MERCHANDISE STORES - 0.46%
1,000,000		Target Corp	5.875	07/15/16	A1	1,030,985
500,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	487,972
750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	727,523
		TOTAL GENERAL MERCHANDISE STORES				2,246,480

HEALTH SERVICES - 0.10%
500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	492,219
		TOTAL HEALTH SERVICES				492,219

HOLDING AND OTHER INVESTMENT OFFICES - 0.62%
250,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	253,585
250,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	248,965
250,000		Colonial Properties Trust	6.250	06/15/14	Baa3	257,646
500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	488,656
250,000		iStar Financial, Inc	5.700	03/01/14	Baa2	248,644
500,000		iStar Financial, Inc	5.850	03/15/17	Baa2	492,050
500,000		Simon Property Group LP	5.600	09/01/11	A3	507,497
510,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	556,537
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				3,053,580

HOTELS AND OTHER LODGING PLACES - 0.05%
250,000		MGM Mirage	6.000	10/01/09	Ba2	250,312
		TOTAL HOTELS AND OTHER LODGING PLACES				250,312

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.26%
500,000		Caterpillar, Inc	6.050	08/15/36	A2	509,544
250,000		Hewlett-Packard Co	5.250	03/01/12	A2	251,013
500,000		Hewlett-Packard Co	5.400	03/01/17	A2	500,568
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				1,261,125

INSTRUMENTS AND RELATED PRODUCTS - 0.14%
250,000		Johnson & Johnson	3.800	05/15/13	Aaa	234,406
250,000		Medtronic, Inc	4.750	09/15/15	A1	237,543
250,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	236,272
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				708,221

INSURANCE CARRIERS - 1.20%
500,000		Aetna, Inc	6.625	06/15/36	A3	533,272
250,000		Allstate Corp	5.000	08/15/14	A1	244,054
500,000		American International Group, Inc	5.050	10/01/15	Aa2	490,054
500,000	i	Chubb Corp	6.375	03/29/67	A3	499,885
250,000	i	ING Groep NV	5.775	12/30/49	A1	247,971
250,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	242,176
200,000	i	Lincoln National Corp	6.050	04/20/67	Baa2	196,662
250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	246,804

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		Metlife, Inc	5.000%	06/15/15	A2	$487,028
250,000		Metlife, Inc	5.700	06/15/35	A2	240,435
500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	488,636
500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	498,681
250,000	g	Prudential Funding LLC	6.750	09/15/23	A1	267,251
500,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	501,503
500,000		WellPoint, Inc	5.000	01/15/11	Baa1	496,998
250,000		WellPoint, Inc	5.850	01/15/36	Baa1	240,507
		TOTAL INSURANCE CARRIERS				5,921,917

METAL MINING - 0.15%
250,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	239,698
250,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	239,900
250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	254,453
		TOTAL METAL MINING				734,051

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	254,250
500,000		Harsco Corp	5.125	09/15/13	A3	491,572
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				745,822

MISCELLANEOUS RETAIL - 0.04%
200,000		CVS Corp	6.125	08/15/16	Baa2	206,614
		TOTAL MISCELLANEOUS RETAIL				206,614

MOTION PICTURES - 0.77%
250,000		Historic TW, Inc	6.625	05/15/29	Baa2	253,272
1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,179,253
250,000		News America, Inc	7.625	11/30/28	Baa2	280,165
500,000	g	News America, Inc	6.150	03/01/37	Baa2	481,366
1,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,331,263
250,000		Walt Disney Co	5.700	07/15/11	A3	255,844
		TOTAL MOTION PICTURES				3,781,163

NONDEPOSITORY INSTITUTIONS - 3.11%
500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	500,929
250,000		Boeing Capital Corp Ltd	6.100	03/01/11	A3	259,532
500,000		Capital One Financial Corp	5.700	09/15/11	A3	504,198
500,000		Capital One Financial Corp	5.500	06/01/15	A3	492,723
250,000		Capital One Financial Corp	6.150	09/01/16	Baa1	253,653
500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	484,218
250,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	240,446
400,000		CIT Group, Inc	5.400	02/13/12	A2	400,069
500,000		CIT Group, Inc	5.650	02/13/17	A2	492,755
250,000		FIA Card Services NA	5.375	01/15/08	Aaa	249,988
500,000		Ford Motor Credit Co	5.700	01/15/10	B1	478,636
500,000		Ford Motor Credit Co	9.875	08/10/11	B1	529,502
2,500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	2,599,861
250,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	238,503
500,000		HSBC Finance Corp	5.250	01/14/11	Aa3	499,547
1,000,000		HSBC Finance Corp	5.700	06/01/11	Aa3	1,014,912
500,000		HSBC Finance Corp	5.250	04/15/15	Aa3	491,182
1,250,000		HSBC Finance Corp	5.500	01/19/16	Aa3	1,243,501

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		International Lease Finance Corp	5.450%	03/24/11	A1	$504,360
250,000		John Deere Capital Corp	7.000	03/15/12	A2	269,607
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	Aaa	297,692
500,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	506,937
250,000		MBNA Corp	6.125	03/01/13	Aa1	259,392
500,000		Residential Capital LLC	6.125	11/21/08	Baa3	499,673
1,000,000		Residential Capital LLC	6.500	04/17/13	Baa3	989,454
250,000		SLM Corp	5.400	10/25/11	A2	250,146
500,000	g	TNK-BP Finance S.A.	6.625	03/20/17	Baa2	496,250
250,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	242,777
		TOTAL NONDEPOSITORY INSTITUTIONS				15,290,443

OIL AND GAS EXTRACTION - 1.28%
500,000		Apache Corp	6.000	01/15/37	A3	499,845
250,000		Baker Hughes, Inc	6.875	01/15/29	A2	279,260
250,000		BJ Services Co	5.750	06/01/11	Baa1	253,072
500,000		Burlington Resources Finance Co	6.400	08/15/11	A2	524,707
250,000		Burlington Resources Finance Co	7.200	08/15/31	A2	291,287
250,000		Canadian Natural Resources Ltd	6.250	03/15/38	Baa2	246,238
1,000,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	987,500
750,000		Devon OEI Operating, Inc	4.375	10/01/07	Baa3	745,959
250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	265,282
250,000		Equitable Resources, Inc	5.150	11/15/12	A2	245,347
250,000		Nexen, Inc	5.050	11/20/13	Baa2	243,470
250,000		PC Financial Partnership	5.000	11/15/14	Baa2	240,867
500,000		Petro-Canada	5.950	05/15/35	Baa2	478,194
500,000		Weatherford International Ltd	6.500	08/01/36	Baa1	502,449
500,000		XTO Energy, Inc	6.250	04/15/13	Baa2	519,964
		TOTAL OIL AND GAS EXTRACTION				6,323,441

OTHER MORTGAGE BACKED SECURITIES - 8.84%
3,000,000	d	Banc of America Commercial Mortgage, Inc Series 2002-2
		(Class A3)	5.118	07/11/43	NR	2,993,838
1,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1
		(Class B)	5.005	11/10/42	NR	989,975
225,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6
		(Class AJ)	5.182	09/10/47	Aaa	222,802
500,000		Banc of America Commercial Mortgage, Inc Series 2006-5
		(Class A4)	5.414	09/10/47	Aaa	501,704
856,141		Banc of America Mortgage Securities Series 2006-1
		(Class A8)	6.000	05/01/36	Aaa	859,078
224,394		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	225,088
700,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10
		(Class AJ)	5.459	12/11/40	Aaa	705,898
500,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.458	03/11/39	NR	506,671
200,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW12
		(Class A4)	5.711	09/11/38	Aaa	206,142
1,000,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13
		(Class A4)	5.540	09/11/41	NR	1,011,785
700,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW14
		(Class A4)	5.201	12/11/38	NR	690,179

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 300,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22
		(Class A4)	5.467%	04/12/38	Aaa	$305,257
600,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24
		(Class A4)	5.537	10/12/41	Aaa	607,729
1,000,000		Citicorp Mortgage Securities, Inc Series 2005-4 (Class 1A7)	5.500	07/25/35	Aa1	974,745
1,000,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series
		2006-CD3 (Class A5)	5.617	10/15/48	Aaa	1,015,845
1,732,043		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	1,715,807
1,400,000		Countrywide Alternative Loan Trust Series 2005-42CB
		(Class A12 )	5.500	10/25/35	Aa1	1,356,477
2,000,000	i,v	Countrywide Asset-Backed Certificates Series 2007-S2
		(Class A3 )	5.813	05/25/37	Aaa	1,999,899
852,457		Countrywide Home Loan Mortgage Pass Through Trust Series
		2005-17 (Class 1A10)	5.250	09/25/35	NR	849,811
650,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4
		(Class A3)	5.467	09/15/39	Aaa	653,654
1,000,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5
		(Class A3)	5.311	12/15/39	Aaa	993,545
2,000,000	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.510	05/15/23	Aaa	2,000,432
1,000,000		GE Capital Commercial Mortgage Corp Series 2003-C2
		(Class A4)	5.145	07/10/37	Aaa	995,652
500,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	506,945
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	1,001,034
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp
		Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	1,003,591
700,000		LB-UBS Commercial Mortgage Trust Series 2005-C3
		(Class A2 )	4.553	07/15/30	Aaa	689,618
1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5
		(Class AJ)	5.057	09/15/40	NR	977,038
240,515		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	239,038
1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	NR	998,538
1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	A	971,860
425,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	423,175
200,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	NR	205,376
		Merrill Lynch/Countrywide Commercial Mortgage Trust
250,000	i	Series 2006-1 (Class A4)	5.432	02/12/39	NR	252,557
1,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	992,477
1,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.440	01/25/36	Aaa	1,000,091
550,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.476	03/12/44	Aaa	556,238
250,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.780	10/15/42	NR	255,794
690,000		Residential Accredit Loans, Inc Series 2005-QS6 (Class A7)	5.750	05/25/35	Aa1	682,551
		Wachovia Bank Commercial Mortgage Trust Series 2005-C20
1,000,000	i	(Class A7)	5.118	07/15/42	Aaa	985,913
4,614,699		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	4,486,480
2,809,829		Wells Fargo Mortgage Backed Securities Trust Series 2004-7
		(Class 1A1)	4.500	07/25/19	NR	2,697,875
2,242,406		Wells Fargo Mortgage Backed Securities Trust Series 2005-1
		(Class 2A1)	5.000	01/25/20	Aaa	2,224,178
		TOTAL OTHER MORTGAGE BACKED SECURITIES				43,532,380

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
PAPER AND ALLIED PRODUCTS - 0.61%
$ 500,000		Bemis Co, Inc	4.875%	04/01/12	Baa1	$487,900
510,000		Cenveo Corp	7.875	12/01/13	B3	499,800
2,000,000		Kimberly-Clark Corp	7.100	08/01/07	Aa3	2,010,820
		TOTAL PAPER AND ALLIED PRODUCTS				2,998,520

PETROLEUM AND COAL PRODUCTS - 0.21%
1,000,000		Conoco Funding Co	6.350	10/15/11	A1	1,049,054
		TOTAL PETROLEUM AND COAL PRODUCTS				1,049,054

PIPELINES, EXCEPT NATURAL GAS - 0.55%
250,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	245,011
250,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	248,178
500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	495,866
250,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	249,321
500,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	495,069
500,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	493,502
250,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	231,807
250,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	244,813
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,703,567

PRIMARY METAL INDUSTRIES - 0.10%
500,000	g	Alcoa, Inc	5.720	02/23/19	A2	494,693
		TOTAL PRIMARY METAL INDUSTRIES				494,693

PRINTING AND PUBLISHING - 0.13%
500,000	g	Idearc, Inc	8.000	11/15/16	B2	514,375
110,000		Morris Publishing Group LLC	7.000	08/01/13	B1	105,050
		TOTAL PRINTING AND PUBLISHING				619,425

RAILROAD TRANSPORTATION - 0.44%
250,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	262,895
500,000		Canadian National Railway Co	4.400	03/15/13	A3	476,175
250,000		Canadian National Railway Co	6.200	06/01/36	A3	261,369
250,000		CSX Corp	6.000	10/01/36	Baa2	239,629
174,000		Norfolk Southern Corp	7.350	05/15/07	Baa1	174,362
250,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	229,398
500,000		Union Pacific Corp	6.500	04/15/12	Baa2	523,200
		TOTAL RAILROAD TRANSPORTATION				2,167,028

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	248,800
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				248,800

SECURITY AND COMMODITY BROKERS - 1.36%
250,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	251,758
500,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	506,467
500,000		Franklin Resources, Inc	3.700	04/15/08	A1	492,444
250,000		Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	248,414
500,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	500,089
250,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	249,303
500,000		Goldman Sachs Group, Inc	5.950	01/15/27	A1	485,617
500,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	498,997

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 500,000		Lehman Brothers Holdings, Inc	5.750%	01/03/17	A2	$500,902
250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	243,989
250,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	250,223
250,000		Merrill Lynch & Co, Inc	6.110	01/29/37	A1	242,910
1,250,000		Morgan Stanley	3.625	04/01/08	Aa3	1,231,156
750,000		Morgan Stanley	5.750	10/18/16	Aa3	754,118
250,000		Morgan Stanley	6.250	08/09/26	Aa3	256,738
		TOTAL SECURITY AND COMMODITY BROKERS				6,713,125

TOBACCO PRODUCTS - 0.05%
250,000		Reynolds American, Inc	6.500	06/01/07	NR	250,206
		TOTAL TOBACCO PRODUCTS				250,206

TRANSPORTATION BY AIR - 0.10%
500,000		FedEx Corp	5.500	08/15/09	Baa2	502,262
		TOTAL TRANSPORTATION BY AIR				502,262

TRANSPORTATION EQUIPMENT - 0.79%
250,000		DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	254,756
250,000		DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	253,949
250,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	262,932
250,000		General Dynamics Corp	3.000	05/15/08	A2	244,251
500,000		Honeywell International, Inc	5.700	03/15/37	A2	485,889
500,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	518,634
250,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	306,148
1,000,000		United Technologies Corp	6.350	03/01/11	A2	1,046,192
500,000		United Technologies Corp	6.050	06/01/36	A2	510,917
		TOTAL TRANSPORTATION EQUIPMENT				3,883,668

WHOLESALE TRADE-DURABLE GOODS - 0.10%
500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	508,855
		TOTAL WHOLESALE TRADE-DURABLE GOODS				508,855

WHOLESALE TRADE-NONDURABLE GOODS - 0.25%
750,000		Procter & Gamble Co	4.950	08/15/14	Aa3	736,155
500,000		Procter & Gamble Co	5.550	03/05/37	Aa3	489,113
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,225,268

		TOTAL CORPORATE BONDS				234,119,047
		(Cost $234,053,474)

GOVERNMENT BONDS - 51.04%

AGENCY SECURITIES - 11.08%
2,877,058		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	2,783,928
500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.260	07/19/07	Aaa	498,500
2,000,000		FHLMC	3.500	05/21/08	Aaa	1,967,298
1,000,000	h	FHLMC	6.000	05/15/37	NR	1,007,500
2,500,000		Federal National Mortgage Association (FNMA)	5.250	12/03/07	Aaa	2,500,720
3,250,000		FNMA	5.000	09/15/08	Aaa	3,252,424
2,500,000		FNMA	4.125	01/30/12	Aaa	2,408,493
6,000,000		FNMA	5.250	08/01/12	Aa2	6,071,045
6,000,000	h	FNMA	6.000	05/25/37	NR	6,041,250

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 17,000,000	h	FNMA	6.500%	05/25/37	NR	$17,334,696
1,000,000		FNMA	6.210	08/06/38	Aaa	1,142,813
8,514,000	d	Housing Urban Development	4.790	08/01/11	NR	8,492,596
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,060,557
		TOTAL AGENCY SECURITIES				54,561,820

FOREIGN GOVERNMENT BONDS - 3.37%
500,000		African Development Bank	3.250	08/01/08	Aaa	489,551
500,000		Brazilian Government International Bond	10.500	07/14/14	Ba2	642,500
250,000		Chile Government International Bond	5.500	01/15/13	A2	253,634
500,000		China Development Bank	5.000	10/15/15	A2	489,986
450,000		Colombia Government International Bond	7.375	09/18/37	Ba2	489,825
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	236,130
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	486,447
250,000		Eksportfinans A/S	5.000	02/14/12	Aaa	251,536
250,000		European Investment Bank	4.875	02/15/36	Aaa	235,343
500,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	488,586
3,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	3,007,506
400,000		International Finance Corp	5.125	05/02/11	Aaa	404,700
650,000		Israel Government International Bond	5.500	11/09/16	A2	651,198
250,000		Italy Government International Bond	5.250	09/20/16	NR	252,705
1,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,155,595
250,000		Korea Development Bank	5.750	09/10/13	A3	255,458
250,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	252,369
400,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	406,116
148,000		Mexico Government International Bond	6.375	01/16/13	Baa1	155,811
879,000		Mexico Government International Bond	5.875	01/15/14	Baa1	905,308
500,000	d	Mexico Government International Bond	6.750	09/27/34	Baa1	545,025
500,000		Philippine Government International Bond	6.375	01/15/32	B1	485,625
500,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	494,259
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	502,669
500,000		Province of Ontario	4.750	01/19/16	Aa1	489,613
250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	249,999
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	574,647
1,000,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	1,002,327
250,000		Turkey Government International Bond	7.375	02/05/25	Ba3	256,875
500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	478,125
		TOTAL FOREIGN GOVERNMENT BONDS				16,589,468

MORTGAGE BACKED SECURITIES - 29.07%
2,161,167		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		2,202,875
2,000,000		FHLMC	5.000	06/15/29		1,981,340
464,890		FHLMC	6.000	12/15/30		467,167
3,000,000		FHLMC	5.000	06/15/31		2,945,499
1,500,000		FHLMC	5.500	05/15/33		1,493,046
903,588		FHLMC	4.500	09/15/35		873,248
1,291,465	h,i	FHLMC	5.092	02/01/36		1,291,128
938,948	i	FHLMC	5.001	09/01/36		935,217
1,027,806	i	FHLMC	5.717	02/01/37		1,036,818
3,000,000	i	FHLMC	5.810	03/01/37		3,032,586
55,653		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		56,748
147,969		FGLMC	6.500	12/01/16		151,656
1,339,356		FGLMC	5.500	01/01/19		1,345,119

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 465,388		FGLMC	4.500%	07/01/20		$450,627
100,924		FGLMC	7.000	10/01/20		105,451
1,719,970		FGLMC	5.500	08/01/21		1,723,604
313,458	d	FGLMC	6.500	01/01/29		323,328
26,885		FGLMC	8.000	01/01/31		28,300
4,319,812		FGLMC	5.500	12/01/33		4,284,818
2,431,835		FGLMC	5.000	01/01/34		2,356,404
1,085,648		FGLMC	4.500	10/01/34		1,023,506
809,441		FGLMC	5.500	12/01/34		802,294
1,888,343		FGLMC	5.500	03/01/35		1,870,463
2,737,445		FGLMC	6.000	05/01/35		2,761,226
1,272,889		FGLMC	5.500	06/01/35		1,260,837
2,602,297		FGLMC	5.500	06/01/35		2,577,656
449,326		FGLMC	5.000	10/01/35		434,690
881,934		FGLMC	5.000	11/01/35		853,205
1,184,251		FGLMC	7.000	01/01/36		1,226,512
940,406		FGLMC	5.500	04/01/36		930,575
943,705	h	FGLMC	6.500	10/01/36		962,401
472,999		FGLMC	6.500	12/01/36		480,143
998,836		FGLMC	5.500	01/01/37		988,395
854,455		Federal National Mortgage Association (FNMA)	6.366	12/01/08		851,908
77,648		FNMA	5.000	06/01/13		77,474
3,288,646		FNMA	4.778	02/01/14		3,246,019
2,901,192		FNMA	4.640	11/01/14		2,825,054
466,680		FNMA	4.551	01/01/15		454,152
1,643,391		FNMA	6.000	06/25/16		1,654,546
338,735	d	FNMA	6.500	10/01/16		347,215
122,600		FNMA	6.500	11/01/16		125,670
217,534		FNMA	6.500	02/01/18		222,746
471,612		FNMA	5.500	04/01/18		473,762
159,357		FNMA	5.500	05/01/18		160,085
231,223	d	FNMA	6.000	01/01/19		235,751
1,000,000		FNMA	4.000	02/25/19		910,044
1,581,703		FNMA	4.500	04/01/19		1,533,350
44,140		FNMA	8.000	03/01/23		46,638
830,966		FNMA	5.500	02/01/24		828,642
1,932,066		FNMA	5.500	07/01/24		1,925,520
4,370,177		FNMA	5.000	10/01/25		4,260,460
27,624		FNMA	9.000	11/01/25		30,036
27,405		FNMA	7.500	01/01/29		28,750
535,510	d	FNMA	7.000	07/01/32		558,044
209,890		FNMA	5.000	02/01/33		203,321
954,614		FNMA	4.500	03/25/33		927,311
1,307,716		FNMA	5.500	06/01/33		1,297,001
1,421,677		FNMA	4.500	08/01/33		1,339,735
1,000,915		FNMA	5.000	08/01/33		969,587
1,500,000		FNMA	5.500	08/25/33		1,498,155
1,479,676		FNMA	4.500	10/01/33		1,394,391
636,490		FNMA	5.000	10/01/33		616,569
658,829		FNMA	5.000	10/01/33		638,209
1,331,929		FNMA	5.000	11/01/33		1,290,241
1,265,095		FNMA	5.000	11/01/33		1,225,499
1,269,813		FNMA	5.000	11/01/33		1,230,070

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING+	VALUE
$ 539,402		FNMA	5.500%	12/01/33		$534,983
525,279		FNMA	5.500	12/01/33		520,975
981,073		FNMA	5.500	12/01/33		973,035
658,271		FNMA	5.500	01/01/34		652,878
321,236		FNMA	5.000	03/01/34		311,183
1,304,505		FNMA	5.000	03/01/34		1,263,676
261,872		FNMA	5.000	03/01/34		253,676
321,504		FNMA	5.000	03/01/34		311,442
2,635,631		FNMA	5.000	03/01/34		2,553,139
2,064,661		FNMA	5.000	04/01/34		1,998,367
6,002,220		FNMA	5.000	08/01/34		5,809,495
600,000		FNMA	5.500	10/25/34		593,596
782,306		FNMA	5.500	01/01/35		775,442
1,587,308		FNMA	5.500	02/01/35		1,574,302
2,587,692		FNMA	5.000	02/25/35		2,561,140
1,729,108		FNMA	5.500	04/01/35		1,713,938
3,950,424		FNMA	5.500	05/01/35		3,913,136
4,853,958		FNMA	5.500	05/01/35		4,808,142
3,161,425		FNMA	6.000	05/01/35		3,187,068
140,544		FNMA	7.500	06/01/35		145,711
700,960		FNMA	6.000	07/01/35		706,646
4,950,086	d	FNMA	6.000	08/01/35		4,990,236
1,368,697		FNMA	5.500	09/01/35		1,357,482
278,055		FNMA	5.000	10/01/35		268,915
1,271,527		FNMA	5.500	12/01/35		1,259,525
169,213		FNMA	6.000	03/01/36		169,657
1,818,088		FNMA	6.000	03/01/36		1,831,603
3,663,410		FNMA	5.000	05/01/36		3,510,471
1,858,929	i	FNMA	5.969	07/01/36		1,884,737
6,539,171	i	FNMA	5.745	09/01/36		6,613,600
984,718		FNMA	6.000	10/01/36		992,038
699,701		FNMA	5.500	12/01/36		689,409
999,863		FNMA	6.500	12/01/36		1,015,277
499,614		FNMA	7.000	02/01/37		515,342
25,535		Government National Mortgage Association (GNMA)	6.500	09/15/23		26,246
58,427		GNMA	7.500	11/15/23		60,969
6,404		GNMA	7.500	08/15/28		6,691
88,123		GNMA	6.500	12/15/28		90,752
162,181		GNMA	6.500	03/15/29		167,011
57,493		GNMA	8.500	10/20/30		61,549
19,857		GNMA	7.000	06/20/31		20,697
2,455,553		GNMA	5.000	09/15/33		2,393,312
514,235		GNMA	5.500	11/20/33		511,289
2,183,884		GNMA	5.500	02/20/35		2,169,812
755,766		GNMA	5.500	03/20/35		750,896
		TOTAL MORTGAGE BACKED SECURITIES				143,202,323

U.S. TREASURY SECURITIES - 7.52%
12,548,000	d	United States Treasury Bond	8.000	11/15/21		16,591,845
5,700,000		United States Treasury Bond	5.250	02/15/29		5,956,557
330,000		United States Treasury Bond	5.375	02/15/31		352,252
335,000		United States Treasury Bond	4.500	02/15/36		316,287
1,798,000		United States Treasury Bond	4.750	02/15/37		1,771,875

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,940,000		United States Treasury Note	4.625%	02/29/12	$2,951,525
4,010,000		United States Treasury Note	4.625	11/15/16	4,000,296
5,081,000		United States Treasury Note	4.625	02/15/17	5,073,074
		TOTAL U.S. TREASURY SECURITIES			37,013,711

		TOTAL GOVERNMENT BONDS			251,367,322
		(Cost $252,758,435)

		TOTAL BONDS			485,486,369
		(Cost $486,811,909)

SHARES		COMPANY

PREFERRED STOCKS - 0.06%
DEPOSITORY INSTITUTIONS - 0.06%
10,000		Bank of America Corp			262,500
		TOTAL PREFERRED STOCKS			262,500
		(Cost $250,000)

TIAA-CREF MUTUAL FUNDS - 0.80%
424,287		TIAA-CREF High-Yield Bond Fund			3,954,356
		TOTAL TIAA-CREF MUTUAL FUNDS			3,954,356
		(Cost $3,974,483)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.28%
COMMERCIAL PAPER - 1.01%
$ 5,000,000	d	Barclays U.S. Funding Corp	5.235	05/07/07	4,974,479
		TOTAL COMMERCIAL PAPER			4,974,479

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.27%
10,850,000		Federal Home Loan Bank (FHLB)	4.900	04/02/07	10,845,570
10,215,000		Federal National Mortgage Association (FNMA)	5.180	04/16/07	10,194,621
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			21,040,191

		TOTAL SHORT-TERM INVESTMENTS			26,014,670
		(Cost $26,015,398)

		TOTAL PORTFOLIO - 104.71%			515,717,895
		(Cost $517,051,790)

		OTHER ASSETS & LIABILITIES, NET - (4.71)%			(23,182,975)

		NET ASSETS - 100.00%			$492,534,920

	+	As provided by Moody's Investors Service (unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and be resold in transactions exempt from registration to qualified institutional buyers.
		At March 31, 2007, the value of these securities amounted to $9,953,254 or 2.02% of net
	h	These securities were purchased on a delayed delivery basis.

TIAA-CREF MUTUAL FUNDS - Bond Plus Fund

i	Floating rate or variable rate securities reflect the rate at March 31, 2007.
v	Security valued at fair value.

ABBREVIATION:
NR - Not Rated

TIAA-CREF MUTUAL FUNDS - Money Market Fund

TIAA-CREF MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (unaudited)
March 31, 2007

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.39%

BANKERS ACCEPTANCES - 0.75%
$ 2,224,000		JPMorgan Chase Bank NA	5.230%	05/07/07	$2,212,692
1,906,000		JPMorgan Chase Bank NA	5.180	07/09/07	1,879,000
1,210,000		JPMorgan Chase Bank NA	5.160	09/04/07	1,182,944
		TOTAL BANK NOTES			5,274,636

CERTIFICATES OF DEPOSIT - 4.41%
5,000,000		Banco Bilbao Vizcaya, S.A.	5.315	05/08/07	5,000,025
4,695,000		Canadian Imperial Bank of Commerce	5.300	04/16/07	4,695,000
2,465,000		Deutsche Bank	5.295	05/11/07	2,465,027
5,000,000		Deutsche Bank	5.315	07/17/07	5,000,145
7,000,000		Deutsche Bank	5.350	08/06/07	7,000,240
3,000,000		Dexia Bank	5.300	04/30/07	3,000,024
2,000,000		Royal Bank of Canada	5.285	05/03/07	2,000,018
1,955,000		Toronto Dominion Bank	5.315	07/12/07	1,955,000
		TOTAL CERTIFICATES OF DEPOSIT			31,115,479

COMMERCIAL PAPER - 89.44%
4,135,000	c	Abbott Laboratories, Inc	5.225	04/17/07	4,125,398
4,000,000	c	Abbott Laboratories, Inc	5.240	04/18/07	3,990,377
10,860,000		American Honda Finance Corp	5.235	04/23/07	10,825,900
2,760,000		American Honda Finance Corp	5.220	04/25/07	2,750,395
2,450,000		American Honda Finance Corp	5.230	04/26/07	2,441,102
6,745,000		American Honda Finance Corp	5.215	05/04/07	6,713,303
2,000,000		American Honda Finance Corp	5.230	05/24/07	1,984,601
3,000,000	c	Atlantis One Funding Corp	5.185	06/25/07	2,963,273
2,000,000		Bank of America	5.200	07/20/07	1,968,222
3,050,000		Bank of Montreal	5.220	06/01/07	3,023,310
1,405,000		Barclays U.S. Funding Corp	5.250	04/10/07	1,403,156
2,200,000		Barclays U.S. Funding Corp	5.250	04/23/07	2,193,301
5,000,000		Barclays U.S. Funding Corp	5.235	05/07/07	4,973,825
5,000,000		Barclays U.S. Funding Corp	5.235	06/25/07	4,938,198
2,990,000	c	Beta Finance, Inc	5.245	05/18/07	2,969,526
5,000,000	c	Beta Finance, Inc	5.220	06/11/07	4,948,525
5,000,000	c	BMW US Capital Corp	5.230	04/04/07	4,997,821
5,000,000	c	BMW US Capital Corp	5.215	05/14/07	4,969,265
12,000,000	c	BMW US Capital Corp	5.215	05/17/07	11,922,667
3,210,000		Calyon North America, Inc	5.215	05/21/07	3,186,750
402,000		Canadian Imperial Holding, Inc	5.280	05/01/07	400,260
1,015,000	c	CC (USA), Inc	5.240	04/04/07	1,014,557
4,155,000	c	CC (USA), Inc	5.240	04/11/07	4,148,952
5,000,000	c	CC (USA), Inc	5.245	05/14/07	4,968,676
2,000,000	c	CC (USA), Inc	5.240	05/15/07	1,987,332
5,000,000	c	Ciesco LP	5.245	04/30/07	4,978,874
5,725,000		Citigroup Funding, Inc	5.240	04/10/07	5,717,500

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,000,000		Citigroup Funding, Inc	5.230%	04/17/07	$2,993,027
3,200,000		Citigroup Funding, Inc	5.245	05/18/07	3,178,088
1,655,000		Citigroup Funding, Inc	5.230	06/01/07	1,640,333
4,000,000		Citigroup Funding, Inc	5.230	06/05/07	3,962,228
7,500,000		Citigroup Funding, Inc	5.245	06/08/07	7,425,696
4,900,000	c	Coca-Cola Co	5.240	04/27/07	4,881,932
5,280,000	c	Corporate Asset Funding Corp, Inc	5.250	04/12/07	5,271,530
2,000,000	c	Corporate Asset Funding Corp, Inc	5.250	04/17/07	1,995,333
3,590,000	c	Corporate Asset Funding Corp, Inc	5.250	04/25/07	3,577,435
3,000,000	c	Corporate Asset Funding Corp, Inc	5.260	04/26/07	2,989,042
1,115,000	c	Corporate Asset Funding Corp, Inc	5.260	04/30/07	1,110,275
3,000,000	c	Corporate Asset Funding Corp, Inc	5.260	05/01/07	2,986,850
2,302,000	c	Corporate Asset Funding Corp, Inc	5.270	05/07/07	2,289,868
3,000,000	c	Danske Corp	5.240	04/02/07	2,999,563
4,838,000	c	Danske Corp	5.235	04/05/07	4,835,186
5,000,000	c	Danske Corp	5.235	04/09/07	4,994,183
3,000,000	c	Dorada Finance, Inc	5.245	04/27/07	2,988,952
5,000,000	c	Dorada Finance, Inc	5.245	05/08/07	4,973,047
2,000,000	c	Dorada Finance, Inc	5.245	05/09/07	1,988,927
3,000,000	c	Dorada Finance, Inc	5.245	05/16/07	2,980,764
1,100,000	c	Dorada Finance, Inc	5.250	05/18/07	1,092,460
5,000,000	c	Dorada Finance, Inc	5.240	06/21/07	4,941,050
635,000		Dresdner US Finance, Inc	5.240	04/16/07	633,614
1,925,000		Dresdner US Finance, Inc	5.240	04/17/07	1,920,517
3,800,000	c	Edison Asset Securitization LLC	5.240	05/01/07	3,783,407
7,566,000	c	Edison Asset Securitization LLC	5.240	06/01/07	7,499,040
5,000,000	c	Edison Asset Securitization LLC	5.160	07/06/07	4,931,200
5,000,000	c	Edison Asset Securitization LLC	5.180	07/11/07	4,927,336
6,081,000	c	Fairway Finance Corp	5.260	04/13/07	6,070,498
2,438,000	c	Fairway Finance Corp	5.240	04/16/07	2,432,677
7,000,000	c	Fairway Finance Corp	5.260	04/18/07	6,982,622
3,000,000	c	Fairway Finance Corp	5.255	04/26/07	2,989,301
1,000,000		General Electric Capital Corp	5.230	04/18/07	997,530
6,000,000		General Electric Capital Corp	5.230	05/08/07	5,967,748
2,390,000		General Electric Capital Corp	5.170	06/27/07	2,360,139
3,300,000		General Electric Co	5.190	06/05/07	3,269,076
6,445,000		Goldman Sachs Group LP	5.260	05/23/07	6,396,032
1,000,000	c	Govco, Inc	5.240	04/10/07	998,690
2,000,000	c	Govco, Inc	5.240	04/19/07	1,994,760
5,000,000	c	Govco, Inc	5.240	05/11/07	4,971,090
4,995,000	c	Govco, Inc	5.240	05/21/07	4,958,648
5,000,000	c	Govco, Inc	5.240	05/24/07	4,961,428
1,055,000	c	Govco, Inc	5.220	06/07/07	1,044,751
5,440,000	c	Govco, Inc	5.230	06/13/07	5,382,312
3,000,000	c	Grampian Funding LLC	5.240	05/15/07	2,980,836
5,000,000	c	Grampian Funding LLC	5.235	05/21/07	4,963,646
2,000,000	c	Grampian Funding LLC	5.220	06/11/07	1,979,546
1,320,000	c	Grampian Funding LLC	5.205	07/23/07	1,298,434
1,000,000	c	Grampian Funding LLC	5.205	08/06/07	981,638
2,000,000	c	Grampian Funding LLC	5.190	08/15/07	1,960,787
5,000,000		Greenwich Capital Holdings, Inc	5.245	04/02/07	4,999,272
1,215,000		Greenwich Capital Holdings, Inc	5.225	06/15/07	1,201,774
5,000,000		Greenwich Capital Holdings, Inc	5.225	06/18/07	4,944,078

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 2,510,000		Greenwich Capital Holdings, Inc	5.180%	06/26/07	$2,478,940
5,000,000		Greenwich Capital Holdings, Inc	5.215	07/16/07	4,923,703
2,185,000	c	Greyhawk Funding LLC	5.220	04/02/07	2,184,683
5,000,000	c	Greyhawk Funding LLC	5.250	05/23/07	4,962,083
1,335,000	c	Greyhawk Funding LLC	5.215	08/13/07	1,309,086
1,950,000	c	Harley-Davidson Funding Corp	5.220	04/11/07	1,947,173
1,830,000	c	Harrier Finance Funding LLC	5.205	04/03/07	1,829,475
3,180,000	c	Harrier Finance Funding LLC	5.240	04/12/07	3,174,908
3,000,000		HBOS Treasury Services plc	5.240	04/17/07	2,993,013
3,200,000		HBOS Treasury Services plc	5.250	04/23/07	3,189,733
3,570,000		HBOS Treasury Services plc	5.240	04/30/07	3,554,931
1,575,000		HBOS Treasury Services plc	5.250	05/04/07	1,567,539
3,000,000		HBOS Treasury Services plc	5.245	05/14/07	2,981,221
3,840,000		HBOS Treasury Services plc	5.250	05/15/07	3,815,930
3,500,000		HBOS Treasury Services plc	5.220	05/16/07	3,478,076
395,000		HBOS Treasury Services plc	5.225	06/08/07	391,102
2,200,000		HBOS Treasury Services plc	5.230	06/14/07	2,176,349
1,900,000		ING Finance	5.230	04/19/07	1,895,031
465,000		ING Finance	5.245	04/25/07	463,374
6,000,000		ING Finance	5.235	05/03/07	5,972,080
1,300,000		ING Finance	5.250	05/15/07	1,291,658
2,000,000	c	International Business Machines Capital, Inc	5.190	06/07/07	1,980,889
5,000,000	c	International Business Machines Capital, Inc	5.200	06/18/07	4,944,260
3,500,000	c	International Business Machines Corp	5.175	06/29/07	3,455,222
3,800,000	c	Johnson & Johnson, Inc	5.205	05/31/07	3,767,035
7,325,000		JPMorgan Chase & Co	5.240	04/24/07	7,300,873
4,855,000		JPMorgan Chase & Co	5.250	04/25/07	4,838,007
3,330,000	c	Kitty Hawk Funding Corp	5.240	04/27/07	3,317,398
5,995,000	c	Kitty Hawk Funding Corp	5.220	06/15/07	5,929,804
6,545,000	c	Kitty Hawk Funding Corp	5.230	06/29/07	6,460,375
2,000,000	c	Links Finance LLC	5.250	04/12/07	1,996,829
4,065,000	c	Links Finance LLC	5.235	06/18/07	4,018,906
3,000,000	c	Links Finance LLC	5.190	08/28/07	2,935,910
740,000		McGraw-Hill, Inc	5.230	05/02/07	736,667
1,345,000		Morgan Stanley Dean Witter	5.230	04/16/07	1,342,069
3,950,000		Morgan Stanley Dean Witter	5.220	04/20/07	3,939,118
1,800,000		Morgan Stanley Dean Witter	5.220	05/04/07	1,791,387
1,000,000	c	Nestle Capital Corp	5.120	08/10/07	981,369
6,200,000		Paccar Financial Corp	5.220	04/04/07	6,197,303
2,000,000		Paccar Financial Corp	5.225	04/18/07	1,995,065
3,515,000		Paccar Financial Corp	5.220	05/17/07	3,491,555
3,795,000		Paccar Financial Corp	5.220	05/30/07	3,762,534
4,000,000		Paccar Financial Corp	5.210	05/31/07	3,965,648
2,000,000		Paccar Financial Corp	5.210	06/27/07	1,974,818
1,715,000		Paccar Financial Corp	5.220	06/28/07	1,693,117
3,685,000	c	Park Avenue Receivables Corp	5.240	04/27/07	3,671,054
3,198,000	c	Park Avenue Receivables Corp	5.270	05/04/07	3,183,654
1,362,000	c	Park Avenue Receivables Corp	5.220	06/04/07	1,349,361
1,500,000		PNC Bank	5.135	09/27/07	1,461,701
2,000,000	c	Private Export Funding Corp	5.215	05/16/07	1,986,962
5,000,000	c	Private Export Funding Corp	5.225	05/22/07	4,963,892
3,000,000	c	Private Export Funding Corp	5.215	05/24/07	2,976,967
4,290,000	c	Private Export Funding Corp	5.210	06/07/07	4,248,486

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 625,000	c	Private Export Funding Corp	5.215%	06/20/07	$617,757
2,000,000	c	Private Export Funding Corp	5.160	06/26/07	1,975,347
6,450,000		Procter & Gamble International S.C.A.	5.235	04/09/07	6,442,496
7,000,000	c	Procter & Gamble International S.C.A.	5.230	04/19/07	6,981,707
1,000,000	c	Procter & Gamble International S.C.A.	5.240	04/23/07	996,849
3,281,000	c	Procter & Gamble International S.C.A.	5.230	05/10/07	3,262,410
5,000,000	c	Procter & Gamble International S.C.A.	5.230	05/18/07	4,965,860
2,300,000	c	Procter & Gamble International S.C.A.	5.220	05/22/07	2,282,991
5,000,000		Rabobank USA Financial Corp	5.230	04/09/07	4,994,189
5,000,000	c	Ranger Funding Co LLC	5.260	05/03/07	4,976,622
2,582,000	c	Ranger Funding Co LLC	5.280	05/09/07	2,567,952
1,000,000	c	Ranger Funding Co LLC	5.230	06/11/07	989,685
1,294,000	c	Scaldis Capital LLC	5.220	04/05/07	1,293,249
3,063,000	c	Scaldis Capital LLC	5.260	04/26/07	3,052,320
2,000,000	c	Scaldis Capital LLC	5.240	05/21/07	1,985,444
6,000,000	c	Scaldis Capital LLC	5.215	06/05/07	5,943,504
1,322,000	c	Scaldis Capital LLC	5.250	06/12/07	1,308,119
1,531,000	c	Scaldis Capital LLC	5.195	07/13/07	1,508,244
3,000,000	c	Scaldis Capital LLC	5.180	08/28/07	2,935,682
2,875,000	c	Sheffield Receivables Corp	5.240	04/03/07	2,874,163
2,000,000	c	Sheffield Receivables Corp	5.260	04/13/07	1,996,493
5,000,000	c	Sheffield Receivables Corp	5.240	04/20/07	4,986,172
1,640,000	c	Sheffield Receivables Corp	5.280	04/26/07	1,633,987
5,000,000	c	Shell International Finance B.V.	5.200	06/27/07	4,937,842
2,900,000	c	Sigma Finance, Inc	5.210	05/02/07	2,886,989
5,000,000	c	Sigma Finance, Inc	5.220	05/10/07	4,971,961
2,255,000	c	Sigma Finance, Inc	5.240	05/16/07	2,240,230
2,000,000	c	Sigma Finance, Inc	5.220	07/16/07	1,969,260
1,100,000		Societe Generale North America, Inc	5.260	04/02/07	1,099,841
1,500,000		Societe Generale North America, Inc	5.250	05/09/07	1,491,806
4,100,000		Societe Generale North America, Inc	5.240	05/10/07	4,076,726
1,500,000		Societe Generale North America, Inc	5.200	06/11/07	1,484,617
3,000,000		Societe Generale North America, Inc	5.210	06/20/07	2,965,267
2,300,000		Swedish Export Credit Corp	5.220	04/12/07	2,296,331
4,000,000		Toronto-Dominion Holdings USA, Inc	5.220	08/07/07	3,925,760
6,000,000		Toyota Motor Credit Corp	5.230	04/03/07	5,998,257
7,500,000		Toyota Motor Credit Corp	5.235	04/24/07	7,474,916
4,500,000		Toyota Motor Credit Corp	5.230	05/07/07	4,476,465
5,000,000		Toyota Motor Credit Corp	5.220	06/14/07	4,946,350
4,900,000		UBS Finance, (Delaware), Inc	5.240	04/02/07	4,899,287
1,000,000		UBS Finance, (Delaware), Inc	5.250	04/05/07	999,417
2,000,000		UBS Finance, (Delaware), Inc	5.230	04/11/07	1,997,094
1,960,000		UBS Finance, (Delaware), Inc	5.240	04/25/07	1,953,153
1,200,000		UBS Finance, (Delaware), Inc	5.230	05/08/07	1,193,550
2,700,000		UBS Finance, (Delaware), Inc	5.250	05/15/07	2,682,798
1,395,000		UBS Finance, (Delaware), Inc	5.225	06/01/07	1,382,649
1,250,000		UBS Finance, (Delaware), Inc	5.230	06/06/07	1,238,015
3,700,000		UBS Finance, (Delaware), Inc	5.190	06/25/07	3,654,660
4,000,000	c	Wal-Mart Stores, Inc	5.205	06/26/07	3,950,263
4,590,000	c	Wal-Mart Stores, Inc	5.180	07/31/07	4,510,086
1,284,000	c	Yorktown Capital LLC	5.260	04/16/07	1,281,246
4,685,000	c	Yorktown Capital LLC	5.270	04/20/07	4,672,110
1,961,000	c	Yorktown Capital LLC	5.260	04/25/07	1,954,123

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,110,000	c	Yorktown Capital LLC	5.240%	05/01/07	$3,096,420
2,338,000	c	Yorktown Capital LLC	5.255	05/18/07	2,321,960
		TOTAL COMMERCIAL PAPER			630,222,276

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.11%
732,000		Federal Home Loan Bank (FHLB)	5.145	05/11/07	727,815
75,000		Federal Home Loan Mortgage Corp (FHLMC)	5.160	06/29/07	74,043
		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			801,858

VARIABLE NOTES - 5.68%
5,000,000	i	International Business Machines Corp	5.363	06/28/07	5,000,546
5,000,000	i	National City Bank of Indiana	5.365	06/04/07	5,000,632
8,000,000	i	PNC Bank NA	5.265	01/02/08	7,998,489
5,000,000	i	Suntrust Bank	5.290	05/01/07	5,000,022
4,000,000	i	Suntrust Bank	5.265	09/27/07	3,999,894
5,000,000	i	US Bank NA	5.290	11/30/07	5,000,150
3,000,000	i	US Bank NA	5.290	12/05/07	3,000,341
5,000,000	i	Wells Fargo & Co	5.370	03/10/08	5,004,098
		TOTAL VARIABLE NOTES			40,004,172

		TOTAL SHORT-TERM INVESTMENTS			707,418,421
		(Cost $707,418,421)

		TOTAL PORTFOLIO - 100.39%			707,418,421
		(Cost $707,418,421)

		OTHER ASSETS & LIABILITIES, NET - (0.39)%			(2,773,275)

		NET ASSETS - 100.00%			704,645,146

	c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

	i	Floating rate or variable rate securities reflects the rate at March 31, 2007.

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF MUTUAL FUNDS

Date:	May 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	May 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date:	May 24, 2007	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer